As filed with the Securities and Exchange Commission on May 15, 2007

Registration No. 333-____

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on June 14, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered

Shares of common stock, par value $0.01 per share, of Frontegra
Total Return Bond Fund, a series of the Registrant, and shares of common stock, par value $0.01 per share, of Frontegra Investment
Grade Bond Fund, a series of the Registrant

FRONTEGRA FUNDS, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages
and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

PART A

Prospectus/Proxy Statement

PART B

Statement of Additional Information

PART C

Other Information

Signature Page

Exhibits

PART A

COLUMBUS FUNDS, INC.

COLUMBUS CORE PLUS FUND

COLUMBUS CORE FUND

227 Washington Street

Columbus, Indiana 47202

June ___, 2007

Dear Shareholder,

The Columbus Core Plus Fund and Columbus Core Fund (collectively, the “Columbus Funds”) will hold a special meeting of shareholders on July 24, 2007, at 9:00 a.m., Eastern Time, at 227 Washington Street, Columbus, Indiana 47202.  If you are a shareholder of record in a Columbus Fund as of the close of business on June 4, 2007, you are entitled to vote at the meeting.  The shareholders of each Columbus Fund will vote separately on a proposal to approve an Agreement and Plan of Reorganization that provides for the reorganization of each Columbus Fund into a corresponding portfolio of Frontegra Funds, Inc. (the “Reorganization”).  If shareholders approve the Reorganization, you will receive shares of the corresponding Frontegra portfolio in exchange for shares of your Columbus Fund.

After careful deliberation, your fund’s investment adviser, Reams Asset Management Company, LLC (“Reams”), has decided to exit the mutual fund management business in order to concentrate on its core competency, providing investment advisory services.  As a result, Reams has proposed reorganizations of the two Columbus Funds into two larger funds for which Reams provides investment subadvisory services, with virtually identical investment objectives and substantially similar investment strategies.  If the Reorganizations are approved, shareholders of the Columbus Core Plus Fund and Columbus Core Fund would become shareholders of the re-named Frontegra Columbus Core Plus Fund and the Frontegra Columbus Core Fund, respectively (the “Frontegra Funds”).  The Frontegra Funds are larger than the Columbus Funds and offer greater opportunity for growth.

Your Board of Directors recommends a vote for each proposal.  The Board believes that combining the funds will benefit shareholders of the Columbus Funds by allowing them to continue their investments in funds that have virtually identical investment objectives and substantially similar investment strategies.  The attached materials provide more information about the proposed Reorganization.

Your vote is important no matter how many shares you own.  Voting your shares early will help prevent costly follow-up mail and telephone solicitation.  After you review the enclosed materials, we ask that you vote FOR the proposed Reorganization.  Please vote for the proposal by completing, dating and signing your proxy card, and mailing it to us today in the enclosed postage paid envelope.

If you have any questions after considering the enclosed materials, please call toll-free 1-888-416-0400.

Sincerely,

Mark M. Egan

President and Secretary

COLUMBUS FUNDS, INC.

COLUMBUS CORE PLUS FUND

COLUMBUS CORE FUND

227 Washington Street

Columbus, Indiana 47202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on July 24, 2007

The Columbus Core Plus Fund and Columbus Core Fund (collectively, the “Columbus Funds”) will hold a special meeting of shareholders on July 24, 2007, at 9:00 a.m., Eastern Time, at 227 Washington Street, Columbus, Indiana 47202, for the following purposes:

For shareholders of the Columbus Core Plus Fund:

1.

To approve an Agreement and Plan of Reorganization between Columbus Funds, Inc., on behalf of the Columbus Core Plus Fund, and Frontegra Funds, Inc., on behalf of the Frontegra Total Return Bond Fund.  Under this agreement, (i) all of the assets and liabilities of the Columbus Core Plus Fund would be transferred to the Frontegra Total Return Bond Fund; (ii) each shareholder of the Columbus Core Plus Fund would receive shares of the Frontegra Total Return Bond Fund in an amount equal to the value of, and in redemption of, such shareholder’s holdings in the Columbus Core Plus Fund; (iii) the Columbus Core Plus Fund would be liquidated and terminated as a series of Columbus Funds, Inc.; and (iv) the name of the Frontegra Total Return Bond Fund would be changed to the Frontegra Columbus Core Plus Fund.

For shareholders of the Columbus Core Fund:

2.

To approve a proposed Agreement and Plan of Reorganization between Columbus Funds, Inc., on behalf of the Columbus Core Fund, and Frontegra Funds, Inc., on behalf of the Frontegra Investment Grade Bond Fund.  Under this agreement, (i) all of the assets and liabilities of the Columbus Core Fund would be transferred to the Frontegra Investment Grade Bond Fund; (ii) each shareholder of the Columbus Core Fund would receive shares of the Frontegra Investment Grade Bond Fund in an amount equal to the value of, and in redemption of, such shareholder’s holdings in the Columbus Core Fund; (iii) the Columbus Core Fund would be liquidated and terminated as a series of Columbus Funds, Inc.; and (iv) the name of the Frontegra Investment Grade Bond Fund would be changed to the Frontegra Columbus Core Fund.

For both funds:

3.

Any other business that may properly come before the meeting and any adjournment or postponement thereof.

You are entitled to vote at the meeting, and any adjournments or postponements thereof, if you owned shares of a Columbus Fund at the close of business on June 4, 2007, the record date for this meeting.

You are cordially invited to attend the meeting of shareholders.  If you do not expect to attend the meeting, please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return it in the postage-paid envelope provided.  Your prompt return of the enclosed proxy card will help assure a quorum at the meeting and avoid additional expenses associated with further solicitation.  If you wish to attend the meeting and vote your shares in person at that time, you will still be able to do so.  You may revoke your proxy before it is exercised by submitting to the Secretary of the Columbus Funds, Inc. a written notice of revocation or a subsequently signed proxy card, or by attending the meeting and voting in person.

By Order of the Board of Directors,

Mark M. Egan

President and Secretary

June ___, 2007

PROXY STATEMENT/PROSPECTUS

June ___, 2007

Reorganization of

COLUMBUS CORE PLUS FUND and

COLUMBUS CORE FUND

Each, a series of Columbus Funds, Inc.

(collectively, the “Columbus Funds”)

227 Washington Street

Columbus, Indiana  47202

Telephone No.:  1-888-416-0400

in exchange for shares of

FRONTEGRA TOTAL RETURN BOND FUND and

FRONTEGRA INVESTMENT GRADE BOND FUND

Each, a series of Frontegra Funds, Inc.

(collectively, the “Frontegra Funds”)

400 Skokie Boulevard, Suite 500

Northbrook, Illinois  60062

Telephone No.:  1-888-825-2100

This proxy statement/prospectus contains the information you should know before voting on the proposed reorganizations.  Please read it carefully and retain it for future reference.

	Acquired Fund	Acquiring Fund	Shareholders Entitled to Vote
Proposal 1	Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Columbus Core Plus Fund shareholders
Proposal 2	Columbus Core Fund	Frontegra Investment Grade Bond Fund	Columbus Core Fund shareholders

This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by the Board of Directors of Columbus Funds, Inc. for use at the special meeting of each of the Columbus Fund’s shareholders.  The meeting will be held on July 24, 2007, at 9:00 a.m., Eastern Time, at 227 Washington Street, Columbus, Indiana 47202, and any adjournments or postponements thereof.  At the meeting, we are asking the shareholders of each Columbus Fund to consider an Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) which provides for the reorganization of the Columbus Core Plus Fund into the Frontegra Total Return Bond Fund and for the reorganization of the Columbus Core Fund into the Frontegra Investment Grade Bond Fund,  respectively (collectively, the “Reorganization”).

How Each Reorganization Will Work

●	Each Columbus Fund will transfer all of its assets and liabilities to the corresponding Frontegra Fund.

●

Frontegra Total Return Bond Fund (to be re-named Frontegra Columbus Core Plus Fund), will issue shares of its common stock to Columbus Core Plus Fund (the “Core Plus Fund”) in an amount equal to the aggregate net asset value attributable to the Core Plus Fund’s net assets.

●

Frontegra Investment Grade Bond Fund (to be re-named Frontegra Columbus Core Fund) will issue shares of its common stock to Columbus Core Fund (the “Core Fund”) in an amount equal to the aggregate net asset value attributable to the Core Fund’s net assets.

●

The Frontegra Funds will open accounts for the Columbus Funds shareholders, crediting the shareholders with shares of the Frontegra Funds that are equivalent in value to, and issued in redemption of, the shareholders’ investments in the Columbus Funds at the time of the Reorganization.

●	The Columbus Funds will be dissolved and terminated as series of Columbus Funds, Inc.

●

Frontegra Asset Management, Inc. (“FAM”) acts as investment adviser to each Frontegra Fund.  The Columbus Funds’ current investment adviser, Reams Asset Management Company, LLC (“Reams”), which is the Frontegra Funds’ current subadviser, will continue to act as subadviser to each Frontegra Fund.

The closing of each Reorganization is contingent upon shareholder approval of both Reorganization Agreements.  A copy of the form of the Reorganization Agreement is attached to this proxy statement/prospectus as Appendix A.

This proxy statement/prospectus sets forth the basic information you should know before voting on the proposal.  You should read it and keep it for future reference.

For simplicity, actions are described in this proxy statement/prospectus as being taken by either the Columbus Funds or the Frontegra Funds (which are collectively referred to as the “funds” and are each referred to as a “fund”), although all actions are actually taken either by Columbus Funds, Inc. (“CFI”) or Frontegra Funds, Inc. (“FFI”) on behalf of the applicable fund.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this proxy statement/prospectus:

●	The combined Prospectus and Statement of Additional Information for the Columbus Funds, both dated January 26, 2007;

●	The combined Prospectus for the Frontegra Funds dated October 31, 2006;

●	The combined Statement of Additional Information for the Frontegra Funds dated October 31, 2006, as supplemented on November 28, 2006;

●	The Annual Report to shareholders of the Columbus Funds for the fiscal year ended September 30, 2006;

●	The Semi-Annual Report to shareholders of the Columbus Funds for the six months ended March 31, 2007;

●	The Annual Report to shareholders of the Frontegra Funds for the fiscal year ended June 30, 2006;

●	The Semi-Annual Report to shareholders of the Frontegra Funds for the six months ended December 31, 2006;

●	The Statement of Additional Information relating to this proxy statement/prospectus dated June [___], 2007.

The accompanying Notice of Special Meeting of Shareholders, this proxy statement/prospectus and the accompanying proxy card were first mailed to shareholders of the Columbus Funds on or about June ___, 2007.

ii

Copies of these materials and other information about the Columbus Funds and Frontegra Funds are available upon request and without charge by writing to the addresses below or by calling the telephone numbers listed as follows:

If they relate to the Columbus Funds:	If they relate to the Frontegra Funds:

227 Washington Street Columbus, Indiana 47202 1-888-416-0400 http://www.columbusfunds.com	Frontegra Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 1-888-825-2100 http://www.frontegra.com

_____________________________________

The SEC has not approved or disapproved the Frontegra Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this combined proxy statement/prospectus.  Any representation to the contrary is a criminal offense.

_____________________________________

iii

i

Proposal 1

Approval of Reorganization Agreement between Columbus Core Plus Fund (the “Core Plus Fund”) and the Frontegra Total Return Bond Fund (the “Total Return Bond Fund”)

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement/prospectus or incorporated herein.  You should read carefully the entire proxy statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

In this Proposal 1, the term “Reorganization” refers collectively to (1) the transfer of all of the assets and liabilities of the Core Plus Fund to the Total Return Bond Fund, (2) the opening of accounts for shareholders of the Core Plus Fund with the Total Return Bond Fund and the credit to the accounts of shares of common stock of the Total Return Bond Fund that equal such shareholder’s investment in the Core Plus Fund, (3) the liquidation and termination of the Core Plus Fund as a series of CFI and redemption of its shares and (4) the renaming of the Total Return Bond Fund as the Frontegra Columbus Core Plus Fund.

Comparison of Core Plus Fund to Total Return Bond Fund

	Core Plus Fund	Total Return Bond Fund
Net Assets as of December 31, 2006	$136,821,650	$301,511,041
Investment Advisers and Portfolio Managers

Investment Adviser:

Reams Asset Management Company, LLC (“Reams”)

Portfolio Managers:

Mark M. Egan, Managing Director and Portfolio Manager (since 1990) of Reams and its predecessor; President and Secretary of CFI.

Robert A. Crider, Managing Director and Portfolio Manager (since 1981) of Reams and its predecessor; Senior Vice President of CFI.

Thomas M. Fink, Managing Director and Portfolio Manager (since 2000) of Reams; Senior Vice President of CFI.

Todd Thompson, Portfolio Manager (since 2001) of Reams.

Investment Adviser:

Frontegra Asset Management, Inc. (“FAM”)

Investment Subadviser:

Reams

Portfolio Managers:

Mark M. Egan, Managing Director and Portfolio Manager (since 1990) of Reams and its predecessor; President and Secretary of CFI.

Robert A. Crider, Managing Director and Portfolio Manager (since 1981) of Reams and its predecessor; Senior Vice President of CFI.

Thomas M. Fink, Managing Director and Portfolio Manager (since 2000) of Reams; Senior Vice President of CFI.

Todd Thompson, Portfolio Manager (since 2001) of Reams.

Annual Operating Expenses as a Percentage of Average Net Assets	Core Plus Fund’s total operating expenses were 0.73% and net operating expenses (after giving effect to the expense limitation) were 0.20% for the fiscal year ended September 30, 2006.	Total Return Bond Fund’s total operating expenses were 0.50% and net operating expenses (after giving effect to the expense limitation) were 0.20% for the fiscal year ended June 30, 2006.

Investment Objectives	The funds have virtually identical investment objectives. The investment objective of each fund is fundamental and cannot be changed without shareholder approval.
	The investment objective of the Core Plus Fund is to maximize total return, consistent with the preservation of capital.	The investment objective of the Total Return Bond Fund is to seek a high level of return, consistent with the preservation of capital.
Primary Investments	Each fund invests primarily in a diversified portfolio of fixed income securities.
	Under normal market conditions, at least 80% of its net assets in fixed income securities and debt obligations.	Under normal market conditions, at least 80% of its net assets in bonds.
Investment Strategies

Reams attempts to achieve the investment objective of each fund through investing in a broad array of eligible securities.  The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market.  Reams employs a two-step process in managing each fund:

Portfolio Duration.  The first step is to establish the portfolio’s duration, or interest rate sensitivity.  Reams determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less Reams’ estimate of inflation) to historical real interest rates.  If the current real rate is higher than historical norms, the market is considered undervalued and Reams will manage the portfolio with duration greater than the market duration.  If the current real rate is less than historical norms, the market is considered overvalued and Reams will run a defensive portfolio.  The portfolio duration of each fund will normally fall between two and seven years based on market conditions.

Individual Bond Selection.  Once Reams has determined an overall market strategy, the second step is to select the most attractive bonds for each fund.  The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments.  The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis.  The team compares these investment opportunities and assembles each fund’s portfolio from the best available values.  Reams constantly monitors the expected returns of the securities in each fund versus those available in the market and of other securities the firm is considering for purchase.  Reams’ strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued.

Other Investments

Core Plus Fund may invest up to 20% of its total assets in non-investment grade debt securities (high yield securities).  The fund may also invest up to 15% of its total assets in securities denominated in foreign currencies.  The fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers and in derivative instruments, such as options, futures contracts or swap agreements.

Total Return Bond Fund may invest up to 25% of its assets in non-investment grade debt securities (high yield securities).

The fund may invest in mortgage- and other asset-backed securities and in credit default swap index products and in options on credit default swap products.

Temporary Strategies

Each fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes during adverse market, economic, or political conditions if Reams determines that a temporary defensive position is advisable.

Other Investment Policies and Restrictions

As described above, the funds have substantially similar principal investment strategies and policies.  Certain of the non-principal investment policies and restrictions are different.  For a more complete discussion of each fund’s other investment policies and fundamental and non-fundamental investment restrictions, see Appendix B.

Buying, Selling and Exchanging Shares
Management and Administration Fees and Overall Expenses

Core Plus Fund pays a management fee to Reams on an annual basis equal to 0.35% of its average daily net assets.  The fund pays a separate fee for administration, fund accounting, transfer agency services and dividend disbursing services to UMB Fund Services, Inc.  Additionally, the fund pays separate fees for custodial services to UMB Bank, n.a.  Fees for distribution services provided by UMB Distribution Services, LLC are paid by Reams.

Reams has agreed, until January 31, 2008, to waive its management fee and/or reimburse the fund’s other expenses so that total annual operating expenses do not exceed 0.20% of the fund’s average net assets.

Total Return Bond Fund pays a management fee to FAM at the annual rate of 0.40% of the fund’s average daily net assets.  The fund pays a separate fee for administration, fund accounting, transfer agency services and dividend disbursing services to U.S. Bancorp Fund Services, LLC.  Additionally, the fund pays a separate fee for custodial services to U.S. Bank, N.A.   The fund is self-distributing and therefore no fees are paid for distribution services.

Reams’ subadvisory fee is paid by FAM.

FAM has agreed, until October 31, 2007, to waive its management fee and/or reimburse the fund’s operating expenses to ensure that the fund’s total operating expenses on an annual basis do not exceed 0.20% of the fund’s average daily net assets.

Buying Shares	You may buy shares directly through each fund’s transfer agent or other financial intermediaries as described in detail in each fund’s prospectus.
Exchange Privilege

You may exchange your shares of the Core Plus Fund for shares in any other portfolio of CFI in writing or by telephone.  The minimum amount you may exchange is $100,000 (or the initial minimum investment requirement).  An exchange from one fund to another results in the sale of one fund’s shares and the purchase of another fund’s shares.  As a result, an exchange could result in a gain or loss and become a taxable event.

You may exchange your shares in the Total Return Bond Fund for shares in any other portfolio of FFI at any time by written request.  An exchange from one fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  An exchange is not a tax-free exchange.

Selling Shares	For each fund, shares will be sold at the net asset value per share next calculated after the fund receives your request in good order.

You may sell your shares by contacting the fund by mail or telephone as described in detail in the fund’s prospectus.  Additionally, you may redeem shares through a broker-dealer, financial institution or other service provider who may charge a fee to redeem your fund shares.

You may sell your shares by mail as described in detail in the fund’s prospectus. Redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Comparison of Principal Risks of Investing in the Funds

Because each fund has the same portfolio management team and virtually identical investment objectives and substantially similar investment strategies, many of the investment risks associated with an investment in the Total Return Bond Fund are the same as those associated with an investment in the Core Plus Fund.  A discussion of certain principal risks of investing in the Total Return Bond Fund is set forth below, which risks also apply to an investment in the Core Plus Fund.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the funds’ prospectuses and statements of additional information.

Market Risks.  The fund’s investments are subject to market risk, so that the value of the fund’s investments may decline.  If the value of the fund’s investments goes down, you may lose money.  The share price of each fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.

Individual Bond Risks.  The fund’s investments are subject to the risks inherent in individual bond selections.  While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices.  The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers.  Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risk.  The fund will invest in bonds of varying maturities.  A bond’s maturity is one indication of the interest rate exposure of a security.  Generally, the longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk.  Individual issues of fixed income securities in the fund may also be subject to the credit risk of the issuer.

Prepayment Risk.  The fund may invest in mortgage- and asset-backed securities which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk.  The fund’s income could decline due to falling market interest rates.  In a falling interest rate environment, the fund may be required to invest its assets in lower-yielding securities.  Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

Mortgage- and Asset-Backed Securities Risk.  The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations.  For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time.  As a result, if the fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity.  If the fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

Portfolio Turnover Risk.  Although the fund does not engage in frequent trading as a principal investment strategy, from time to time the fund may experience a high portfolio turnover rate due to various factors, such as changes in asset levels or more trading in response to volatility in the fixed income markets.  The portfolio turnover rate indicates changes in the fund’s securities holdings.  If the fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the fund’s assets and the fund will incur transaction costs in connection with buying and selling securities.  Tax and transaction costs lower the fund’s effective return for investors.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Reams would like to sell.  Reams may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the fund’s management or performance.

High Yield Security Risk.  The fund may invest part of its assets in high yield securities, which tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risk than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the fund’s net asset value.

Management Risk.  The fund is subject to management risk as an actively-managed investment portfolio.  Reams and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.  If Reams is not able to select better-performing fixed income securities, the fund may lose money.

Other Consequences of the Reorganization

The funds each pay management fees equal to the following annual percentage of average daily net assets:

Core Plus Fund Management Fee	Total Return Bond Fund Management Fee
0.35%	0.40%

The annual management fee rate payable by the Total Return Bond Fund (without giving effect to expense limitations) is higher than the rate payable by your fund.  As subadviser to the Total Return Bond Fund, Reams is entitled to receive subadvisory fees at a rate that is lower than the fee rate that Reams is to be paid by your fund.  However, due to the expense waiver and reimbursement agreement discussed below, Reams is currently receiving no management fee from the Core Plus Fund.  Accordingly, it is expected that Reams will receive more fees from FAM in the future for acting as subadviser in aggregate dollar amount than the fees Reams has historically received from your fund.  In addition to the management fee, your fund pays administration, fund accounting, transfer agency and dividend disbursing fees to UMB Fund Services, Inc. (“UMB”) that vary with the size of the fund and other factors and were, collectively, 0.14% of average daily net assets during the fund’s most recent fiscal year (without giving effect to the expense limitations).  U.S. Bancorp Fund Services, LLC (“USBFS”) provides administration, fund accounting and transfer agency services to the Total Return Bond Fund in exchange for fees that were, collectively, 0.05% of average daily net assets during the fund’s most recent fiscal year (without giving effect to the expense limitations).  Upon completion of the Reorganization, USBFS and its affiliate, U.S. Bank, N.A., will continue to provide services to the combined fund.  FAM will pay Reams its subadvisory fee.

For its most recent fiscal year, your fund’s per share operating expenses were 0.73% of average net assets (before waiver of fees or reimbursement of expenses).  Reams has agreed, until January 31, 2008, to waive its management fee and/or reimburse the fund’s other expenses to ensure that the total annual operating expenses do not exceed 0.20% of average net assets.   Reams may recoup any expenses which it has waived or reimbursed to the extent that actual operating expenses for a period are less than the expense limitation agreement, provided that Reams is only entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed.  Any expenses reimbursable under the expense limitation agreement with Reams and not reimbursed prior to the closing of the Reorganization will no longer be reimbursable to Reams after the Reorganization.

FAM estimates that the annual operating expense ratio for the combined fund following the Reorganization will be 0.48% of average net assets (before waiver of fees or reimbursement of expenses), which would be below the current annual operating expense ratio for your fund (without giving effect to expense limitations).

FAM and FFI have previously entered into an expense limitation agreement under which FAM has agreed to limit the Total Return Bond Fund’s total operating expenses to 0.20% of the fund’s average daily net assets (the “Current Expense Limitation Agreement”).  This agreement will remain in effect until October 31, 2007.  Upon the expiration of the Current Expense Limitation Agreement, effective November 1, 2007, FAM and FFI will enter into a new expense limitation agreement (the “New Expense Limitation Agreement”) in which the expense limitation will be increased to 0.35% of the fund’s average daily net assets.  The New Expense Limitation Agreement will remain in effect until October 31, 2008, with successive renewal terms of one year unless terminated by FAM or FFI prior to such renewal.

FAM and Reams have previously entered into a subadvisory agreement dated August 2, 1999, as amended (the “Current Subadvisory Agreement”), under which Reams serves as the subadviser to the Total Return Bond

Fund and, subject to FAM’s supervision, manages the portfolio assets of the Total Return Bond Fund.  Under the Current Subadvisory Agreement, Reams is compensated by FAM for its investment subadvisory services at the annual rate of 0.11% of the Total Return Bond Fund’s average daily net assets, subject to certain adjustments.  Following the Reorganization, effective November 1, 2007, FAM and Reams will enter into an amended and restated subadvisory agreement (the “New Subadvisory Agreement”) that is similar to the Current Subadvisory Agreement, in which the subadvisory fee payable to Reams by FAM will be increased to 0.21% of the Frontegra Columbus Core Plus Fund’s average daily net assets.

The Total Return Bond Fund’s net annual expense ratio of 0.20% of average daily net assets under the Current Expense Limitation Agreement is among the lowest compared to other comparable mutual funds and results in FAM waiving half of its management fee and reimbursing all of the fund’s expenses.  Under the New Expense Limitation Agreement, FAM will continue to reimburse all of the fund’s expenses and waive a portion of its management fee.  In addition, due to the larger asset size of the combined funds, the fund is expected to have a lower gross expense ratio.  FAM may subsequently recover reimbursed expenses from the fund within three years of the expenses being incurred if the fund’s expense ratio is less than the expense limitation.

If the Reorganization occurs, FAM and Reams do not expect that any sales of portfolio securities by your fund would be necessary in order to comply with the investment policies and guidelines of the Total Return Bond Fund.

Performance of the Funds.  The return information in the following bar chart and tables illustrates how each fund’s performance can vary, which is one indication of risk.  The information shows changes in the funds’ performance from year to year and shows how each fund’s average annual total return compares with a broad measure of market performance. Please keep in mind that a fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Calendar Year Total Returns

[INSERT BAR CHART]

Year	Total Return Bond Fund	Core Plus Fund*
1997	8.59%	N/A
1998	8.43%	N/A
1999	(0.14)%	N/A
2000	13.48%	N/A
2001	7.40%	N/A
2002	5.72%	N/A
2003	9.22%	N/A
2004	5.04%	N/A
2005	2.65%	2.80%
2006	6.50%	5.43%

______________________

*The Core Plus Fund commenced operations after the close of business on November 30, 2004.

Best and Worst Quarterly Performance (during the periods shown above)

Fund Name	Best Quarter Return	Worst Quarter Return

Total Return Bond Fund	4.75% (2nd Q, 2003)	(2.21%) (2nd Q, 2004)
Core Plus Fund	3.95% (3rd Q, 2006)	(0.73)% (1st Q, 2005)

Average Annual Total Returns

The after-tax returns shown in the following table are intended to show the impact of assumed federal income taxes on an investment in each fund.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Average Annual Total Returns

(For periods ended December 31, 2006)

Fund/Index	One Year	Five Years	Ten Years	Since Core Plus Fund’s Inception (1)
Total Return Bond Fund
Return Before Taxes	6.50%	5.80%	6.63%	N/A
Return After Taxes on Distributions	4.65%	3.78%	4.27%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	3.74%	4.21%	N/A
Lehman Brothers Aggregate Bond Index(2)	4.33%	5.06%	6.24%	3.69%
Core Plus Fund
Return Before Taxes	5.43%	N/A	N/A	4.42%
Return After Taxes on Distributions	3.68%	N/A	N/A	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	3.49%	N/A	N/A	2.75%
Lehman Brothers Aggregate Bond Index(2)	4.33%	5.06%	6.24%	3.69%

__________________

(1)

The Core Plus Fund commenced operations after the close of business on November 30, 2004.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.  A direct investment in an index is not possible.

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees for the Core Plus Fund (based on the fiscal year ended September 30, 2006) and the Total Return Bond Fund (based on the fiscal year ended June 30, 2006) and pro forma fees for the Frontegra Columbus Core Plus Fund after giving effect to the Reorganization.

Summary of Fund Expenses

	Core Plus Fund	Total Return Bond Fund	Pro Forma Frontegra Columbus Core Plus Fund

Shareholder Fees (fees paid directly from your investment)(1)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees	0.35%	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.38%	0.10%	0.08%
Total Annual Fund Operating Expenses	0.73%	0.50%	0.48%
(Fee Waiver/Expense Reimbursement) (3)(4)	(0.53)%	(0.30)%	(0.28)%
Net Expenses(4)	0.20%	0.20%	0.20%

_________________

(1)

The Total Return Bond Fund will charge a service fee of $25.00 for checks that do not clear.

(2)

Stated as a percentage of each fund’s average daily net assets.

(3)

As described above, each fund is subject to an expense limitation agreement, which limits each fund’s total operating expenses to 0.20% of the fund’s average daily net assets.  The agreement for the Core Plus Fund is contractual through January 31, 2008 and the agreement for the Total Return Bond Fund is contractual through October 31, 2007.

(4)

As described above, FAM and FFI will enter into the New Expense Limitation Agreement following the Reorganization, effective November 1, 2007, which limits the fund’s total operating expenses to 0.35% of the fund’s average daily net assets.  Under the New Expense Limitation Agreement, the Pro Forma Fee Waiver/Expense Reimbursement would be (0.13%) and the Net Expenses would be 0.35%.

Example of Effect on Fund Expenses

The example is intended to help you compare the cost of investing in the Core Plus Fund with the cost of investing in the Total Return Bond Fund, as it presently exists, and the cost of investing in the Frontegra Columbus Core Plus Fund, assuming the Reorganization has been completed.

The example assumes that you invest $10,000 in the specified fund for the periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and other distributions have been reinvested, that each fund’s total operating expenses remain the same each year and that expense limitations are in effect for year one.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Core Plus Fund	$20	$190	$354	$857
Total Return Bond Fund	$20	$130	$250	$599
Pro Forma Combined Fund	$20	$126	$241	$577
Pro Forma Combined Fund (assuming expense limitation of 0.35%)	$36	$141	$256	$591

Federal Income Tax Consequences of the Reorganization

As a condition to the Reorganization, each fund will have received an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, neither the funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Total Return Bond Fund shares received by each shareholder of the Core Plus Fund in the Reorganization will be the same as the tax basis and holding period of the Core Plus Fund’s shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Total Return

Bond Fund’s shares received, the Core Plus Fund’s shares given up must have been held as capital assets by the shareholder.  See “The Proposed Reorganization —Federal Income Tax Consequences,” below.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this proxy statement/prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this proxy statement/prospectus, the prospectuses and statements of additional information of the funds, and the Reorganization Agreement.  Shareholders should read this entire proxy statement/prospectus carefully.

PROPOSAL TO APPROVE AGREEMENT AND REORGANIZATION

Reasons for the Reorganization.  At the request of Reams management, the CFI Board of Directors considered the proposed Reorganization of the Core Plus Fund into the Total Return Bond Fund.  Reams’ proposal for the Reorganization was based on Reams’ desire to exit the business of sponsoring its own proprietary funds, but to continue to manage the funds’ assets albeit in a subadviser capacity.  Reams indicated to the Board that it wanted to concentrate solely on its core business of providing investment advisory services.  Since 2005, Reams has reimbursed the Core Plus Fund to ensure that the fund’s annual operating expenses do not exceed the fund’s expense cap of 0.20% of average daily net assets.  Reams has waived its entire advisory fee and paid the fund’s expenses that exceeded the expense cap since 2005.  Because of the size of the Core Plus Fund, Reams expects that this situation will continue for the foreseeable future.  As a result, Reams determined that it will not continue to absorb expenses of this magnitude to subsidize the operations of the fund and informed the Board that it has no current intention of renewing the expense cap arrangement with the fund which expires at the end of January 2008.  Consequently, Reams recommended that the fund be reorganized into the Total Return Bond Fund, which is subadvised by Reams and has a virtually identical investment objective and substantially similar investment strategies.  Reams believes that the Reorganization is in the best interests of shareholders because the Frontegra Funds are larger than the Columbus Funds, have a longer and well established track record and offer a greater opportunity for growth than the Columbus Funds.

In its deliberations with respect to the proposed Reorganization, the CFI Board of Directors noted that the Reorganization would be advantageous to the Core Plus Fund shareholders for various reasons.  Among these reasons, the Reorganization would allow the Core Plus Fund shareholders to continue their investment in a similar fund and would allow shareholders to pursue substantially the same investment goals in the resulting larger Frontegra Columbus Core Plus Fund, which is expected to have better long-term prospects for economies of scale.  Additionally, Core Plus Fund shareholders would enjoy continuity of portfolio management.  Because FAM will continue to retain Reams to act as subadviser to the successor Frontegra Columbus Core Plus Fund, the portfolio management team of the Core Plus Fund will be the same portfolio management team for the successor fund.  The terms of the subadvisory agreement with Reams are described under “Additional Information About the Funds—Investment Advisory and Subadvisory Agreements.”  FAM will oversee Reams as subadviser to the Frontegra Funds.

Approval of the Reorganization will be determined solely by the shareholders of the Core Plus Fund.  No vote by shareholders of the Total Return Bond Fund is required.  If the Core Plus Fund does not obtain shareholder approval of the Reorganization, the Core Plus Fund will continue in existence, unless the Directors determine to take other action.

Reorganization Agreement.  The shareholders of your fund are being asked to approve a Reorganization Agreement which sets forth the terms by which your fund would be reorganized with and into the Total Return Bond Fund.  The form of the Reorganization Agreement that you are being asked to approve is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Agreement Plan of Reorganization and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities (described below) of the Core Plus Fund to the Total Return Bond Fund, the Total Return Bond Fund will issue to the Core Plus Fund full and fractional shares having an aggregate net asset value equal to the aggregate net asset value of the Core Plus Fund being acquired by the Total Return Bond Fund as of the close of business on the closing date of the Reorganization (the “Valuation Date”).  The Core Plus Fund will distribute the shares received in the exchange to the shareholders of the Core Plus Fund in complete liquidation of the Core Plus Fund and in redemption of its shares.  The Core Plus Fund will then be terminated as a series of CFI.  The liabilities to be assumed by the Total Return Bond Fund will include all liabilities, including contractual and other ordinary course liabilities.  In addition to the assumption of liabilities by the Total Return Bond Fund, the Reorganization Agreement provides that the Total Return Bond Fund will indemnify the CFI Board of Directors to the same extent as they would be indemnified under the CFI articles of incorporation and Maryland law with respect to any claims relating to the Reorganization or the operations of either fund.  However, the CFI Board of Directors has agreed that they would look first to the directors’ and officers’ tail insurance policy before seeking indemnification from the Total Return Bond Fund.

Upon completion of the Reorganization, each shareholder of the Core Plus Fund will own that number of full and fractional shares of the Total Return Bond Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Core Plus Fund as of the close of business on the Valuation Date.  Such shares will be held in an account with the Total Return Bond Fund identical in all material respects to the account currently maintained by the Core Plus Fund for such shareholder, aside from the change in fund service providers discussed above in the summary.  Additionally, the name of the Total Return Bond Fund will be changed to the Frontegra Columbus Core Plus Fund.

Until the closing, shareholders of the Core Plus Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Core Plus Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the closing will be treated as requests received for the redemption or purchase of shares of the Total Return Bond Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Core Plus Fund shall be canceled on the books of the fund and the transfer books of the Core Plus Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, approval of the Reorganization Agreement and the transactions contemplated thereby described in this proxy statement/prospectus by the Core Plus Fund shareholders, the receipt of a legal opinion from counsel to the Total Return Bond Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences,” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the effective time of the Reorganization will be at 3:00 p.m. Central Time on August 3, 2007, or such other date as is agreed to by the parties.

The Reorganization Agreement may be amended by the mutual consent of the parties, notwithstanding approval thereof by the Core Plus Fund shareholders, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.  In addition, the Reorganization Agreement may be terminated at any time prior to the closing by any party upon notice to the other.

On or as soon as practicable prior to the closing, the Core Plus Fund will declare and pay to its shareholders of record as a distribution substantially all of its investment company taxable income and realized net capital gain, if any, through that date, and distribute that amount plus any previously declared but unpaid distributions, in order to continue to maintain its tax status as a regulated investment company.

Federal Income Tax Consequences.  The Core Plus Fund and Total Return Bond Fund will each receive an opinion from the law firm of Godfrey & Kahn, S.C. substantially to the effect that, based on certain facts, assumptions and representations made by the Core Plus Fund and the Total Return Bond Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(1)

The transfer of all or substantially all of the assets of the Core Plus Fund to the Total Return Bond Fund in exchange solely for shares of the Total Return Bond Fund and the assumption by the Total Return Bond Fund of substantially all of the liabilities of the Core Plus Fund (followed by the distribution of the shares of the Total Return Bond Fund to the Core Plus Fund shareholders in complete liquidation of the Core Plus Fund) will constitute a “reorganization” within the meaning of

Section 368(a) of the Code, and the Total Return Bond Fund and the Core Plus Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)

No gain or loss will be recognized by the Core Plus Fund upon the transfer of the Core Plus Fund’s assets to the Total Return Bond Fund in exchange for shares of the Total Return Bond Fund and the assumption by the Total Return Bond Fund of the liabilities of the Core Plus Fund or upon the distribution (whether actual or constructive) of the shares of the Total Return Bond Fund to the Core Plus Fund shareholders in exchange for such shareholders’ shares of the Core Plus Fund;

(3)

No gain or loss will be recognized by the Total Return Bond Fund upon the receipt of the assets of the Core Plus Fund solely in exchange for shares of the Total Return Bond Fund and the assumption by the Total Return Bond Fund of the liabilities of the Core Plus Fund;

(4)

No gain or loss will be recognized by the Core Plus Fund shareholders upon the exchange of their shares of the Core Plus Fund for shares of the Total Return Bond Fund in the Reorganization;

(5)

The aggregate tax basis of the shares of the Total Return Bond Fund received by each current shareholder of the Core Plus Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Core Plus Fund exchanged therefor;

(6)

The holding period of the shares of the Total Return Bond Fund received by each Core Plus Fund shareholder pursuant to the Reorganization will include the period during which the Core Plus Fund shares exchanged therefor were held by such shareholder, provided such Core Plus Fund shares were held as capital assets by such shareholder at the time of the exchange;

(7)

The Total Return Bond Fund will succeed to and take into account those tax attributes of the Core Plus Fund that are described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder;

(8)

The aggregate tax basis of the assets of the Core Plus Fund acquired by the Total Return Bond Fund will be the same as the basis of such assets of the Core Plus Fund immediately prior to the transfer thereof; and

(9)

The holding periods of the assets of the Core Plus Fund in the hands of the Total Return Bond Fund will include the respective periods during which such assets were held by the Core Plus Fund.

This summary of the tax consequences of the Reorganization is based upon federal income tax laws, regulations, rulings and decisions in effect as of the date of this proxy statement/prospectus, all of which are subject to change (retroactively or prospectively) and to differing interpretations.  No investigation as to the state income tax consequences of the Reorganization for the shareholders of the Core Plus Fund has been made.  Core Plus Fund shareholders are urged to consult their own tax advisers as to the specific tax consequences to them of the Reorganization and the other transactions contemplated herein.

Board Considerations.  In considering and approving the Reorganization at a meeting held on April 25, 2007, the CFI Board of Directors discussed the future of the Core Plus Fund and the advantages of reorganizing the Core Plus Fund with and into the Total Return Bond Fund.  Among other things, the Directors also reviewed, with the assistance of independent counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided by Reams regarding the proposed Reorganization.  In considering and approving the Reorganization, the Directors considered a number of factors, including the following:

(1)

The terms and conditions of the Reorganization Agreement;

(2)

The compatibility of the funds’ investment objectives, policies and restrictions and the compatibility of the assets being acquired to those already held by the Total Return Bond Fund;

(3)

The continuity of portfolio management as a result of the Reorganization;

(4)

The effect of the Reorganization on the expense ratio of the Core Plus Fund relative to its current expense ratio;

(5)

FAM’s commitment to cap the expenses of the resulting Frontegra Columbus Core Plus Fund to no more than 0.35% of average daily net assets until at least October 31, 2008 (after the expiration of its current expense cap of 0.20% on October 31, 2007);

(6)

Reams’ indication that it will no longer enter into an expense limitation agreement with the Core Plus Fund after the expiration of the Core Plus Fund’s current expense limitation agreement on January 31, 2008, thus resulting in an increase of total expenses to approximately 0.73% of average daily net assets;

(7)

The tax consequences of the Reorganization, including that the Reorganization is structured as a tax-free reorganization with respect to the Core Plus Fund’s shareholders;

(8)

The fact that the funds will not bear any expenses of the Reorganization and all of the costs of the Reorganization will be borne equally by FAM and Reams;

(9)

Possible alternatives to the Reorganization, including the liquidation of the Core Plus Fund; and

(10)

The potential benefits of the transaction to other persons, including FAM and Reams.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Directors determined that the Reorganization is in the best interests of the Core Plus Fund and that the interests of the Core Plus Fund shareholders will not be diluted as a result of the Reorganization. Accordingly, the CFI Board of Directors unanimously approved the Reorganization with the Total Return Bond Fund pursuant to the Reorganization Agreement and recommends the approval of the proposal to shareholders.

The FFI Board of Directors considered the proposed Reorganization from the perspective of the Total Return Bond Fund.  The Board determined that the Reorganization is in the best interests of the Total Return Bond Fund, and, accordingly, unanimously decided to approve the Reorganization with the Core Plus Fund and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that FAM and Reams will bear equally all costs and expenses of the Reorganization, including professional fees and the costs of the meeting, such as the costs and expenses incurred in the preparation and mailing of the notice, this proxy statement/prospectus and the proxy card.  Proxies will be solicited at no charge by employees of FAM and/or Reams who will receive no special compensation therefor.

Capitalization.  The following table sets forth the capitalization of the funds, and on a pro forma basis the successor Frontegra Columbus Core Plus Fund as of December 31, 2006, giving effect to the Reorganization.

Core Plus Fund and Total Return Bond Fund

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Core Plus Fund	$136,821,650	13,379,235	$10.23
Total Return Bond Fund	$301,511,041	9,706,933	$31.06
Frontegra Columbus Core Plus Fund (Pro Forma)	$438,332,691	14,112,450	$31.06

Recommendation of the Board of Directors.  The Board of Directors of your fund recommends that shareholders of the fund vote FOR the proposal to approve the Reorganization Agreement.

Proposal 2

Approval of Reorganization Agreement between Columbus Core Fund (the “Core Fund”) and Frontegra Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement/prospectus or incorporated herein.  You should read carefully the entire proxy statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

In this Proposal 2, the term “Reorganization” refers collectively to (1) the transfer of all of the assets and liabilities of the Core Fund to the Investment Grade Bond Fund, (2) the opening of accounts for shareholders of the Core Fund with the Investment Grade Bond Fund and the credit to the accounts of shares of common stock of the Investment Grade Bond Fund that equal such shareholder’s investment in the Core Fund, (3) the liquidation and termination of the Core Fund as a series of CFI and redemption of its shares and (4) the renaming of the Investment Grade Bond Fund as the Frontegra Columbus Core Fund.

Comparison of Core Fund to Investment Grade Bond Fund

	Core Fund	Investment Grade Bond Fund
Net Assets as of December 31, 2006	$23,769,234	$86,721,238
Investment Advisers and Portfolio Managers

Investment Adviser:

Reams Asset Management Company, LLC
(“Reams”)

Portfolio Managers:

Mark M. Egan, Managing Director and Portfolio Manager (since 1990) of Reams and its predecessor; President and Secretary of CFI.

Robert A. Crider,  Managing Director and Portfolio Manager (since 1981) of Reams and its predecessor; Senior Vice President of CFI.

Thomas M. Fink, Managing Director and Portfolio Manager (since 2000) of Reams; Senior Vice President of CFI.

Todd Thompson, Portfolio Manager (since
2001) of Reams.

Investment Adviser:

Frontegra Asset Management, Inc. (“FAM”)

Investment Subadviser:

Reams

Portfolio Managers:

Mark M. Egan, Managing Director and Portfolio Manager (since 1990) of Reams and its predecessor; President and Secretary of CFI.

Robert A. Crider, Managing Director and Portfolio Manager (since 1981) of Reams and its predecessor; Senior Vice President of CFI.

Thomas M. Fink, Managing Director and Portfolio Manager (since 2000) of Reams; Senior Vice President of CFI.

Todd Thompson, Portfolio Manager (since 2001) of Reams.

Annual Operating Expenses as a Percentage of Average Net Assets	Core Fund’s total operating expenses were 1.28% and net operating expenses (after giving effect to the expense limitation) were 0.20% for the fiscal year ended September 30, 2006.	Investment Grade Bond Fund’s total operating expenses were 0.65% and net operating expenses (after giving effect to the expense limitation) were 0.20% for the fiscal year ended June 30, 2006.

Investment Objectives	The funds have virtually identical investment objectives. The investment objective of each fund is fundamental and cannot be changed without shareholder approval.
	The investment objective of the Core Fund is to maximize total return, consistent with the preservation of capital.	The investment objective of the Investment Grade Bond Fund is to seek a high level of return, consistent with the preservation of capital.
Primary Investments	Each fund invests primarily in a diversified portfolio of investment grade fixed income securities.

Under normal market conditions, at least 80% of its net assets in fixed income securities and debt obligations.  The fund will not invest in high yield fixed income securities or non-U.S. denominated securities.

Under normal market conditions, at least 80% of its net assets in investment grade bonds.
Investment Strategies

Reams attempts to achieve the investment objective of each fund through investing in a broad array of eligible securities.  The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market.  Reams employs a two-step process in managing each fund:

Portfolio Duration.  The first step is to establish the portfolio’s duration, or interest rate sensitivity.  Reams determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less Reams’ estimate of inflation) to historical real interest rates.  If the current real rate is higher than historical norms, the market is considered undervalued and Reams will manage the portfolio with duration greater than the market duration.  If the current real rate is less than historical norms, the market is considered overvalued and Reams will run a defensive portfolio.

Individual Bond Selection.  Once Reams has determined an overall market strategy, the second step is to select the most attractive bonds for each fund.  The portfolio management team screens hundreds of issues to determine how each will perform in various interest-rate environments.  The team constructs these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis.  The team compares these investment opportunities and assembles each fund’s portfolio from the best available values.  Reams constantly monitors the expected returns of the securities in each fund versus those available in the market and of other securities the firm is considering for purchase.  Reams’ strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued.

	The portfolio duration of the Core Fund will normally fall between two and seven years based on market conditions.	The portfolio duration of the Investment Grade Bond Fund will normally fall between four and six years based on market conditions.
Other Investments	The fund may invest without limitation in derivative instruments, such as options, futures contracts or swap agreements.	The fund may invest in mortgage- and other asset-backed securities.
Temporary Strategies

Each fund may invest up to 100% of its assets in cash and short-term fixed income securities for temporary defensive purposes during adverse market, economic, or political conditions if Reams determines that a temporary defensive position is advisable.

Other Investment Policies and Restrictions

As described above, the funds have substantially similar principal investment strategies and policies.  Certain of the non-principal investment policies and restrictions are different.  For a more complete discussion of each fund’s other investment policies and fundamental and non-fundamental investment restrictions, see Appendix B.

Buying, Selling and Exchanging Shares
Management and Administration Fees and Overall Expenses

Core Fund pays a management fee to Reams on an annual basis equal to 0.35% of its average daily net assets.  The fund pays a separate fee for administration, fund accounting, transfer agency services and dividend disbursing services to UMB Fund Services, Inc.  Additionally, the fund pays separate fees for custodial services to UMB Bank, n.a.  Fees for distribution services provided by UMB Distribution Services, LLC are paid by Reams.

Reams has agreed, until January 31, 2008, to waive its management fee and/or reimburse the fund’s other expenses so that total annual operating expenses do not exceed 0.20% of the fund’s average net assets.

Investment Grade Bond Fund pays a management fee to FAM at the annual rate of 0.42% of the fund’s average daily net assets. The fund pays a separate fee for administration, fund accounting, transfer agency services and dividend disbursing services to U.S. Bancorp Fund Services, LLC.  Additionally, the fund pays a separate fee for custodial services to U.S. Bank, N.A.  The fund is self-distributing and therefore no fees are paid for distribution services.

Reams’ subadvisory fee is paid by FAM.

FAM has agreed, until October 31, 2007, to waive its management fee and/or reimburse the fund’s operating expenses to ensure that the fund’s total operating expenses on an annual basis do not exceed 0.20% of the fund’s average daily net assets.

Buying Shares	You may buy shares directly through each fund’s transfer agent or other financial intermediaries as described in detail in each fund’s prospectus.
Exchange Privilege

You may exchange your shares of the Core Fund for shares in any other portfolio of CFI in writing or by telephone.  The minimum amount you may exchange is $100,000 (or the initial minimum investment requirement).  An exchange from one fund to another results in the sale of one fund’s shares and the purchase of another fund’s shares.  As a result, an exchange could result in a gain or loss and  become a taxable event.

You may exchange your shares in the Investment Grade Bond Fund for shares in any other portfolio of FFI at any time by written request.  An exchange from one fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.  An exchange is not a tax-free exchange.

Selling Shares	For each fund, shares will be sold at the net asset value per share next calculated after the fund receives your request in good order.

You may sell your shares by contacting the fund by mail or telephone as described in detail in the fund’s prospectus.  Additionally, you may redeem shares through a broker-dealer, financial institution or other service provider who may charge afee to redeem your fund shares.

You may sell your shares by mail as described in detail in the fund’s prospectus. Redemptions may also be made through broker-dealers who may charge a commission or other transaction fee.

Comparison of Principal Risks of Investing in the Funds

Because each fund has the same portfolio management team and virtually identical investment objectives and substantially similar investment strategies, many of the investment risks associated with an investment in the Investment Grade Bond Fund are the same as those associated with an investment in the Core Fund.  A discussion of certain principal risks of investing in the Investment Grade Bond Fund is set forth below, which risks also apply to an investment in the Core Fund.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the funds’ prospectuses and statements of additional information.

Market Risks.  The fund’s investments are subject to market risk, so that the value of the fund’s investments may decline.  If the value of the fund’s investments goes down, you may lose money.  The share price of each fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.

Individual Bond Risks.  The fund’s investments are subject to the risks inherent in individual bond selections.  While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices.  The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers.  Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risk.  The fund will invest in bonds of varying maturities.  A bond’s maturity is one indication of the interest rate exposure of a security.  Generally, the longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield.

Credit Risk.  Individual issues of fixed income securities in the fund may also be subject to the credit risk of the issuer.

Prepayment Risk.  The fund may invest in mortgage- and asset-backed securities which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk.  The fund’s income could decline due to falling market interest rates.  In a falling interest rate environment, the fund may be required to invest its assets in lower-yielding securities.  Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

Mortgage- and Asset-Backed Securities Risk.  The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations.  For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time.  As a result, if the fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity.  If the fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

Portfolio Turnover Risk.  Although the fund does not engage in frequent trading as a principal investment strategy, from time to time the fund may experience a high portfolio turnover rate due to various factors, such as changes in asset levels or more trading in response to volatility in the fixed income markets.  The portfolio turnover rate indicates changes in the fund’s securities holdings.  If the fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the fund’s assets and the fund will incur transaction costs in connection with buying and selling securities.  Tax and transaction costs lower the fund’s effective return for investors.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Reams would like to sell.  Reams may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the fund’s management or performance.

Management Risk.  The fund is subject to management risk as an actively-managed investment portfolio.  Reams and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.  If Reams is not able to select better-performing fixed income securities, the fund may lose money.

Other Consequences of the Reorganization

The funds each pay management fees equal to the following annual percentage of average daily net assets:

Core Fund Management Fee	Investment Grade Bond Fund Management Fee
0.35%	0.42%

The annual management fee rate payable by the Investment Grade Bond Fund (without giving effect to expense limitations) is higher than the rate payable by your fund.  As subadviser to the Investment Grade Bond Fund, Reams is entitled to receive subadvisory fees at a rate that is lower than the fee rate that Reams is to be paid by your fund.  However, due to the expense waiver and reimbursement agreement discussed below, Reams is currently receiving no management fee from the Core Fund.  Accordingly, it is expected that Reams will receive more fees from FAM in the future for acting as subadviser in aggregate dollar amount than the fees Reams has historically received from your fund.  In addition to the management fee, your fund pays administration, fund accounting, transfer agency and dividend disbursing fees to UMB Fund Services, Inc. (“UMB”) that vary with the size of the fund and other factors and were, collectively, 0.33% of average daily net assets during the fund’s most recent fiscal year (without giving effect to the expense limitations).  U.S. Bancorp Fund Services, LLC (“USBFS”) provides administration, fund accounting and transfer agency services to the Investment Grade Bond Fund in exchange for fees that were, collectively, 0.09% of average daily net assets during the fund’s most recent fiscal year (without giving effect to the expense limitations).  Upon completion of the Reorganization, USBFS and its affiliate, U.S. Bank, N.A., will continue to provide services to the combined fund.  FAM will pay Reams its subadvisory fee.

For its most recent fiscal year, your fund’s per share operating expenses were 1.28% of average net assets (before waiver of fees or reimbursement of expenses).  Reams has agreed, until January 31, 2008, to waive its management fee and/or reimburse the fund’s other expenses to ensure that the total annual operating expenses do not exceed 0.20% of average net assets.  Reams may recoup any expenses which it has waived or reimbursed to the extent that actual operating expenses for a period are less than the expense limitation agreement, provided that Reams is only entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed.  Any expenses reimbursable under the expense limitation agreement with Reams and not reimbursed prior to the closing of the Reorganization will no longer be reimbursable to Reams after the Reorganization.

FAM estimates that the annual operating expense ratio for the combined fund following the Reorganization will be 0.62% of average net assets (before waiver of fees or reimbursement of expenses), which would be below the current annual operating expense ratio for your fund (without giving effect to expense limitations).

FAM and FFI have previously entered into an expense limitation agreement under which FAM has agreed to limit the Investment Grade Bond Fund’s total operating expenses to 0.20% of the fund’s average daily net assets (the “Current Expense Limitation Agreement”).  This agreement will remain in effect until October 31, 2007.  Upon the expiration of the Current Expense Limitation Agreement, effective November 1, 2007, FAM and FFI will enter into a new expense limitation agreement (the “New Expense Limitation Agreement”) in which the expense limitation will be increased to 0.35% of the fund’s average daily net assets.  The New Expense Limitation Agreement will remain in effect until October 31, 2008, with successive renewal terms of one year unless terminated by FAM or FFI prior to such renewal.

FAM and Reams have previously entered into a subadvisory agreement dated August 2, 1999, as amended (the “Current Subadvisory Agreement”), under which Reams serves as the subadviser to the Investment Grade Bond Fund and, subject to FAM’s supervision, manages the portfolio assets of the Investment Grade Bond Fund.  Under the Current Subadvisory Agreement, Reams is compensated by FAM for its investment subadvisory services at the annual rate of 0.13% of the Investment Grade Bond Fund’s average daily net assets, subject to certain adjustments.  Following the Reorganization, effective November 1, 2007, FAM and Reams will enter into an amended and restated subadvisory agreement (the “New Subadvisory Agreement”), that is similar to the Current Subadvisory

Agreement, in which the subadvisory fee payable to Reams by FAM will be 75% of the net fee received by FAM after giving effect to any contractual or voluntary fee waiver borne by FAM.

The Investment Grade Bond Fund’s net annual expense ratio of 0.20% of average daily net assets under the Current Expense Limitation Agreement is among the lowest compared to other comparable mutual funds and results in FAM waiving half of its management fee and reimbursing all of the fund’s expenses.  Under the New Expense Limitation Agreement, FAM will continue to reimburse all of the fund’s expenses and waive a portion of its management fee.  In addition, due to the larger asset size of the combined funds, the fund is expected to have a lower gross expense ratio. FAM may subsequently recover reimbursed expenses from the fund within three years of the expenses being incurred if the fund’s expense ratio is less than the expense limitation.

If the Reorganization occurs, FAM and Reams do not expect that any sales of portfolio securities by your fund would be necessary in order to comply with the investment policies and guidelines of the Investment Grade Bond Fund.

Performance of the Funds.  The return information in the following bar chart and tables illustrates how each fund’s performance can vary, which is one indication of risk.  The information shows changes in the funds’ performance from year to year and shows how each fund’s average annual total return compares with a broad measure of market performance.  Please keep in mind that a fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Calendar Year Total Returns

[INSERT BAR CHART]

Year	Investment Grade Bond Fund	Columbus Core Fund*
2002	6.81%	N/A
2003	5.10%	N/A
2004	4.56%	N/A
2005	2.49%	2.54%
2006	4.57%	4.54%

______________________

*The Core Fund commenced operations after the close of business on November 30, 2004.

Best and Worst Quarterly Performance (during the periods shown above)

Fund Name	Best Quarter Return	Worst Quarter Return

Investment Grade Bond Fund	3.20% (3rd Q, 2004)	(2.23)% (2nd Q, 2004)
Core Fund	3.95% (3rd Q, 2006)	(0.82)% (1st Q, 2005)

Average Annual Total Returns

The after-tax returns shown in the following table are intended to show the impact of assumed federal income taxes on an investment in each fund.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Average Annual Total Returns

(For periods ended December 31, 2006)

Fund/Index	One Year	Five Years	Since Inception (1)
Investment Grade Bond Fund
Return Before Taxes	4.57%	4.70%	5.10%
Return After Taxes on Distributions	2.85%	3.02%	3.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	3.02%	3.32%
Lehman Brothers Aggregate Bond Index(2)	4.33%	5.06%	5.47%
Core Fund
Return Before Taxes	4.54%	N/A	3.88%
Return After Taxes on Distributions	2.86%	N/A	2.22%
Return After Taxes on Distributions and Sale of Fund Shares	2.92%	N/A	2.34%
Lehman Brothers Aggregate Bond Index(2)	4.33%	N/A	3.69%

__________________

(1)

The Investment Grade Bond Fund commenced operations on February 23, 2001.  The Core Fund commenced operations after the close of business on November 30, 2004.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities.  A direct investment in an index is not possible.

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees for the Core Fund (based on the fiscal year ended September 30, 2006) and the Investment Grade Bond Fund (based on the fiscal year ended June 30, 2006) and pro forma fees for the Frontegra Columbus Core Fund after giving effect to the Reorganization.

Summary of Fund Expenses

	Core Fund	Investment Grade Bond Fund	Pro Forma Frontegra Columbus Core Fund
	None	None	None
Shareholder Fees (fees paid directly from your investment)(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)
Management Fees	0.35%	0.42%	0.42%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.93%	0.23%	0.20%
Total Annual Fund Operating Expenses	1.28%	0.65%	0.62%
(Fee Waiver/Expense Reimbursement)(3)(4)	(1.08)%	(0.45)%	(0.42)%
Net Expenses(4)	0.20%	0.20%	0.20%

______________________

(1)

The Investment Grade Bond Fund will charge a service fee of $25.00 for checks that do not clear.

(2)

Stated as a percentage of each fund’s average daily net assets.

(3)

As described above, each fund is subject to an expense limitation agreement, which limits each fund’s total operating expenses to 0.20% of the fund’s average daily net assets.  The agreement for the Core Fund is contractual through January 31, 2008 and the agreement for the Investment Grade Bond Fund is contractual through October 31, 2007.

(4)

As described above, FAM and FFI will enter into the New Expense Limitation Agreement following the Reorganization, effective November 1, 2007, which limits the fund’s total operating expenses to 0.35% of the fund’s average daily net assets.  Under the New Expense Limitation Agreement, the Pro Forma Fee Waiver/Expense Reimbursement would be (0.27%) and the Net Expenses would be 0.35%.

Example of Effect on Fund Expenses

The example is intended to help you compare the cost of investing in the Core Fund with the cost of investing in the Investment Grade Bond Fund, as it presently exists, and the cost of investing in the Frontegra Columbus Core Fund, assuming the Reorganization has been completed.

The example assumes that you invest $10,000 in the specified fund for the periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and other distributions have been reinvested, that each fund’s total operating expenses remain the same each year and that expense limitations are in effect for year one.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Core Fund	$20	$299	$598	$1,450
Investment Grade Bond Fund	$20	$163	$318	$768
Pro Forma Combined Fund	$20	$156	$304	$734
Pro Forma Combined Fund (assuming expense limitation of 0.35%)	$36	$171	$319	$749

Federal Income Tax Consequences of the Reorganization

As a condition to the Reorganization, each fund will have received an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, neither the funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Investment Grade Bond Fund shares received by each shareholder of the Core Fund in the Reorganization will be the same as the tax basis and holding period of the Core Fund’s shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Investment Grade Bond Fund’s shares received, the Core Fund’s shares given up must have been held as capital assets by the shareholder.  See “The Proposed Reorganization —Federal Income Tax Consequences,” below.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this proxy statement/prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this proxy statement/prospectus, the prospectuses and statements of additional information of the funds, and the Reorganization Agreement.  Shareholders should read this entire proxy statement/prospectus carefully.

PROPOSAL TO APPROVE AGREEMENT AND REORGANIZATION

Reasons for the Reorganization.  At the request of Reams management, the CFI Board of Directors considered the proposed Reorganization of the Core Fund into the Investment Grade Bond Fund.  Reams’ proposal for the Reorganization was based on Reams’ desire to exit the business of sponsoring its own proprietary funds, but to continue to manage the funds’ assets albeit in a subadviser capacity.  Reams indicated to the Board that it wanted to concentrate solely on its core business of providing investment advisory services.  Since 2005, Reams has reimbursed the Core Fund to ensure that the fund’s annual operating expenses do not exceed the fund’s expense cap of 0.20% of average daily net assets.  Reams has waived its entire advisory fee and paid the fund’s expenses that exceeded the expense cap since 2005.  Because of the size of the Core Fund, Reams expects that this situation will continue for the foreseeable future.  As a result, Reams determined that it will not continue to absorb expenses of this magnitude to subsidize the operations of the fund and informed the Board that it has no current intention of renewing the expense cap arrangement with the fund which expires at the end of January 2008.  Consequently, Reams recommended that the fund be reorganized into the Investment Grade Bond Fund, which is subadvised by Reams and has a virtually identical investment objective and substantially similar investment strategies.  Reams believes that the Reorganization is in the best interests of shareholders because the Frontegra Funds are larger than the Columbus Funds, have a longer and well established track record and offer a greater opportunity for growth than the Columbus Funds.

In its deliberations with respect to the proposed Reorganization, the CFI Board of Directors noted that the Reorganization would be advantageous to the Core Fund shareholders for various reasons.  Among these reasons, the Reorganization would allow the Core Fund shareholders to continue their investment in a similar fund and would allow shareholders to pursue substantially the same investment goals in the resulting larger Frontegra Columbus Core Fund, which is expected to have better long-term prospects for economies of scale.  Additionally, Core Fund shareholders would enjoy continuity of portfolio management.  Because FAM will continue to retain Reams to act as subadviser to the successor Frontegra Columbus Core Fund, the portfolio management team of the Core Fund will be the same portfolio management team for the successor fund.  The terms of the subadvisory agreement with Reams are described under “Additional Information About the Funds—Investment Advisory and Subadvisory Agreements.”  FAM will oversee Reams as subadviser to the Frontegra Funds.

Approval of the Reorganization will be determined solely by the shareholders of the Core Fund.  No vote by shareholders of the Investment Grade Bond Fund is required.  If the Core Fund does not obtain shareholder approval of the Reorganization, the Core Fund will continue in existence, unless the Directors determine to take other action.

Reorganization Agreement.  The shareholders of your fund are being asked to approve a Reorganization Agreement which sets forth the terms by which your fund would be reorganized with and into the Investment Grade Bond Fund.  The form of the Reorganization Agreement that you are being asked to approve is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Agreement Plan of Reorganization and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities (described below) of the Core Fund to the Investment Grade Bond Fund, the Investment Grade Bond Fund will issue to the Core Fund full and fractional shares having an aggregate net asset value equal to the aggregate net asset value of the Core Fund being acquired by the Investment Grade Bond Fund as of the close of business on the closing date of the Reorganization (the “Valuation Date”).  The Core Fund will distribute the shares received in the exchange to the shareholders of the Core Fund in complete liquidation of the Core Fund and in redemption of its shares.  The Core Fund will then be terminated as a series of CFI.  The liabilities to be assumed by the Investment Grade Bond Fund will include all liabilities, including contractual and other ordinary course liabilities.  In addition to the assumption of liabilities by the Investment Grade Bond Fund, the Reorganization Agreement provides that the Investment Grade Bond Fund will indemnify the CFI Board of Directors to the same extent as they would be indemnified under the CFI articles of incorporation and Maryland law with respect to any claims relating to the Reorganization or the operations of either fund.  However, the CFI Board of Directors has agreed that they would look first to the directors’ and officers’ tail insurance policy before seeking indemnification from the Investment Grade Bond Fund.

Upon completion of the Reorganization, each shareholder of the Core Fund will own that number of full and fractional shares of the Investment Grade Bond Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Core Fund as of the close of business on the Valuation Date.  Such shares will be held in an account with the Investment Grade Bond Fund identical in all material respects to the account currently maintained by the Core Fund for such shareholder, aside from the change in fund service providers discussed above in the summary.  Additionally, the name of the Investment Grade Bond Fund will be changed to the Frontegra Columbus Core Fund.

Until the closing, shareholders of the Core Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Core Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the closing will be treated as requests received for the redemption or purchase of shares of the Investment Grade Bond Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Core Fund shall be canceled on the books of the fund and the transfer books of the Core Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, approval of the Reorganization Agreement and the transactions contemplated thereby described in this proxy statement/prospectus by the Core Fund shareholders, the receipt of a legal opinion from counsel to the Investment Grade Bond Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences,” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the effective time of the Reorganization will be at 3:00 p.m. Central Time on August 3, 2007, or such other date as is agreed to by the parties.

The Reorganization Agreement may be amended by the mutual consent of the parties, notwithstanding approval thereof by the Core Fund shareholders, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.  In addition, the Reorganization Agreement may be terminated at any time prior to the closing by any party upon notice to the other.

On or as soon as practicable prior to the closing, the Core Fund will declare and pay to its shareholders of record as a distribution substantially all of its investment company taxable income and realized net capital gain, if any, through that date, and distribute that amount plus any previously declared but unpaid distributions, in order to continue to maintain its tax status as a regulated investment company.

Federal Income Tax Consequences.  The Core Fund and Investment Grade Bond Fund will each receive an opinion from the law firm of Godfrey & Kahn, S.C. substantially to the effect that, based on certain facts, assumptions and representations made by the Core Fund and the Investment Grade Bond Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(1)

The transfer of all or substantially all of the assets of the Core Fund to the Investment Grade Bond Fund in exchange solely for shares of the Investment Grade Bond Fund and the assumption by the Investment Grade Bond Fund of substantially all of the liabilities of the Core Fund (followed by the distribution of the shares of the Investment Grade Bond Fund to the Core Fund shareholders in complete liquidation of the Core Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Investment Grade Bond Fund and the Core Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)

No gain or loss will be recognized by the Core Fund upon the transfer of the Core Fund’s assets to the Investment Grade Bond Fund in exchange for shares of the Investment Grade Bond Fund and the assumption by the Investment Grade Bond Fund of the liabilities of the Core Fund or upon the distribution (whether actual or constructive) of the shares of the Investment Grade Bond Fund to the Core Fund shareholders in exchange for such shareholders’ shares of the Core Fund;

(3)

No gain or loss will be recognized by the Investment Grade Bond Fund upon the receipt of the assets of the Core Fund solely in exchange for shares of the Investment Grade Bond Fund and the assumption by the Investment Grade Bond Fund of the liabilities of the Core Fund;

(4)

No gain or loss will be recognized by the Core Fund shareholders upon the exchange of their shares of the Core Fund for shares of the Investment Grade Bond Fund in the Reorganization;

(5)

The aggregate tax basis of the shares of the Investment Grade Bond Fund received by each current shareholder of the Core Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Core Fund exchanged therefor;

(6)

The holding period of the shares of the Investment Grade Bond Fund received by each Core Fund shareholder pursuant to the Reorganization will include the period during which the Core Fund shares exchanged therefor were held by such shareholder, provided such Core Fund shares were held as capital assets by such shareholder at the time of the exchange;

(7)

The Investment Grade Bond Fund will succeed to and take into account those tax attributes of the Core Fund that are described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder;

(8)

The aggregate tax basis of the assets of the Core Fund acquired by the Investment Grade Bond Fund will be the same as the basis of such assets of the Core Fund immediately prior to the transfer thereof; and

(9)

The holding periods of the assets of the Core Fund in the hands of the Investment Grade Bond Fund will include the respective periods during which such assets were held by the Core Fund.

This summary of the tax consequences of the Reorganization is based upon federal income tax laws, regulations, rulings and decisions in effect as of the date of this proxy statement/prospectus, all of which are subject to change (retroactively or prospectively) and to differing interpretations.  No investigation as to the state income tax consequences of the Reorganization for the shareholders of the Core Fund has been made.  Core Fund shareholders are urged to consult their own tax advisers as to the specific tax consequences to them of the Reorganization and the other transactions contemplated herein.

Board Considerations.  In considering and approving the Reorganization at a meeting held on April 25, 2007, the CFI Board of Directors discussed the future of the Core Fund and the advantages of reorganizing the Core Fund with and into the Investment Grade Bond Fund.  Among other things, the Directors also reviewed, with the assistance of independent counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided by Reams regarding the proposed Reorganization.  In considering and approving the Reorganization, the Directors considered a number of factors, including the following:

(1)

The terms and conditions of the Reorganization Agreement;

(2)

The compatibility of the funds’ investment objectives, policies and restrictions and the compatibility of the assets being acquired to those already held by the Investment Grade Bond Fund;

(3)

The continuity of portfolio management as a result of the Reorganization;

(4)

The effect of the Reorganization on the expense ratio of the Core Fund relative to its current expense ratio;

(5)

FAM’s commitment to cap the expenses of the resulting Frontegra Columbus Core Fund to no more than 0.35% of average daily net assets until at least October 31, 2008 (after the expiration of its current expense cap of 0.20% on October 31, 2007);

(6)

 Reams’ indication that it will no longer enter into an expense limitation agreement with the Core Fund after the expiration of the Core Fund’s current expense limitation agreement on January 31, 2008, thus resulting in an increase of total expenses to approximately 1.28% of average daily net assets;

(7)

The tax consequences of the Reorganization, including that the Reorganization is structured as a tax-free reorganization with respect to the Core Fund’s shareholders;

(8)

The fact that the funds will not bear any expenses of the Reorganization and all of the costs of the Reorganization will be borne equally by FAM and Reams;

(9)

Possible alternatives to the Reorganization, including the liquidation of the Core Fund; and

(10)

The potential benefits of the transaction to other persons, including FAM and Reams.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Directors determined that the Reorganization is in the best interests of the Core Fund and that the interests of the Core Fund shareholders will not be diluted as a result of the Reorganization. Accordingly, the CFI Board of Directors unanimously approved the Reorganization with the Investment Grade Bond Fund pursuant to the Reorganization Agreement and recommends the approval of the proposal to shareholders.

The FFI Board of Directors considered the proposed Reorganization from the perspective of the Investment Grade Bond Fund.  The Board determined that the Reorganization is in the best interests of the Investment Grade Bond Fund, and, accordingly, unanimously decided to approve the Reorganization with the Core Fund and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that FAM and Reams will bear equally all costs and expenses of the Reorganization, including professional fees and the costs of the meeting, such as the costs and expenses incurred in the preparation and mailing of the notice, this proxy statement/prospectus and the proxy card.  Proxies will be solicited at no charge by employees of FAM and/or Reams who will receive no special compensation therefor.

Capitalization.  The following table sets forth the capitalization of the funds, and on a pro forma basis the successor Frontegra Columbus Core Fund as of December 31, 2006, giving effect to the Reorganization.

Core Fund and Investment Grade Bond Fund

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Core Fund	$23,769,234	2,418,901	$9.83
Investment Grade Bond Fund	$86,721,238	8,513,025	$10.19
Frontegra Columbus Core Fund (Pro Forma)	$110,490,472	10,843,030	$10.19

Recommendation of the Board of Directors.  The Board of Directors of your fund recommends that shareholders of the fund vote FOR the proposal to approve the Reorganization Agreement.

VOTING INFORMATION

General.  The record holders of the shares outstanding of each of the Core Plus Fund and Core Fund, respectively, are entitled to one vote per share (and a fractional vote per fractional share) on all matters presented at the meeting.  Whether you expect to be personally present at the meeting or not, we encourage you to vote by proxy.  You can do this by completing, dating, signing and returning the accompanying proxy card using the enclosed postage prepaid envelope.  By voting by proxy, your shares will be voted as you instruct.  If no choice is indicated, your shares will be voted FOR the proposal, and in accordance with the best judgment of the persons named as proxies on such other matters that properly may come before the meeting.

Any shareholder giving a proxy may revoke it at any time before it is exercised at the meeting by submitting to the Secretary of the Columbus Funds a written notice of revocation or a subsequently signed proxy card or by attending the meeting and voting in person.  If not so revoked, the shares represented by the proxy will be voted at the meeting and any adjournments of the meeting.  Attendance by a shareholder at the meeting does not itself revoke a proxy.

In order to transact business at the meeting, a “quorum” must be present.  Under CFI’s By-Laws, a quorum is constituted by the presence in person or by proxy of one-third of the outstanding shares of each series entitled to vote at the meeting.  As noted above, each fund is a separate “series” of CFI.  Accordingly, for purposes of the meeting, a quorum will be constituted by the presence in person or by proxy of one-third of the outstanding shares of each fund entitled to vote as of June 4, 2007 (the “Record Date”).  In the event that a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes to approve a proposal are not received, the Secretary of the meeting or the holders of a majority of the shares of each fund present at the meeting in person or by proxy may adjourn the meeting to permit further solicitation of proxies without further notice to a date not more than 120 days after the original record date.  The persons named as proxies will vote those proxies that are entitled to vote FOR the proposal in favor of such adjournment and will vote those proxies required to be voted AGAINST the proposal against such adjournment.

For purposes of determining the presence of a quorum for transacting business at the meeting, abstentions and broker “non-votes” will be treated as shares that are present but which have not been voted.  Broker non-votes are shares held in “street name” for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.  Accordingly, shareholders are urged to forward their voting instructions promptly.

Only the shareholders of record of each of the Core Plus Fund and Core Fund, respectively, at the close of business on the Record Date will be entitled to notice of, and to vote at, the meeting or any adjournments thereof.  As of the Record Date, there were [_______] issued and outstanding shares of common stock of the Core Plus Fund and [_______] issued and outstanding shares of common stock of the Core Fund.

Proxy Solicitation.  Shareholder votes will be solicited primarily by mail.  The solicitation may also include telephone, facsimile or oral communications by certain employees of FAM or Reams, who will not be paid for these services.

Required Vote.  With respect to each of the Core Plus Fund and Core Fund, respectively, approval of the proposal requires the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act, meaning the affirmative vote of the lesser of (1) 67% of the voting securities of the fund present at the meeting if more than 50% of the outstanding shares of the fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the fund.  Abstentions and broker non-votes will have the effect of a vote against the proposal.  Under the terms of the Reorganization Agreement, consummation of each Reorganization is contingent upon shareholder approval of both proposals.  Accordingly, if both proposals are not approved by the requisite vote of shareholders of each fund, the Board of Directors of the Columbus Funds will determine what action to take.  Shareholders of the Frontegra Funds are not required to vote on the proposal.

Appraisal Rights.  If each Reorganization Agreement is approved at the meeting, shareholders of the Core Plus Fund and Core Fund, respectively, will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Additionally, under Maryland law, no appraisal rights are available to holders of shares of any class of stock if the stock is that of an open-end investment company.  Each fund’s shareholders, however, have the right to redeem their fund’s shares at net asset value until the closing date of the Reorganization.  After the Reorganization, shareholders of the funds will hold shares of the Frontegra Columbus Core Plus Fund and Frontegra Columbus Core Fund, which may also be redeemed at net asset value.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Advisers.  FAM currently serves as the investment adviser to the Frontegra Funds pursuant to an investment advisory agreement dated October 30, 1996, as amended.  Reams currently serves as the investment adviser to the Columbus Funds pursuant to an investment advisory agreement dated December 30, 2003 and as subadviser to the Frontegra Funds pursuant to a subadvisory agreement dated August 2, 1999, as amended.  If the proposals are approved by the shareholders of the Columbus Funds, FAM would continue to serve as the investment adviser, and Reams would continue to serve as subadviser, to the Frontegra Columbus Core Plus Fund and Frontegra Columbus Core Fund.

FAM is an investment management firm that serves as investment adviser to six institutional mutual funds.  FAM is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois  60062.  As of December 31, 2006, FAM had over $1.5 billion in assets under management.  FAM was organized in 1996.

Reams is an asset management firm that serves as investment adviser to institutional clients, including the Columbus Funds and pension and profit-sharing plans.  Reams is located at 227 Washington Street, Columbus, Indiana 47202-0727.  As of December 31, 2006, Reams had approximately $11 billion under management.  Reams has been in the investment management business since 1981.

Purchase, Redemption and Exchange Policies.  The following chart highlights the purchase, redemption and exchange policies of the Columbus Funds as compared to such policies of the Frontegra Funds.  For a more complete discussion of each fund’s purchase, redemption and exchange policies, please see the applicable sections of each fund’s prospectus.

Purchase, Redemption and Exchange Policies	Columbus Funds	Frontegra Funds

Minimum Initial Purchase	$1,000,000	$100,000

Additional investments	$100,000	$1,000

Purchases	By check, wire, telephone (for existing accounts) through a broker-dealer, other authorized institutions or by exchange privilege (subject to certain rules)	By check, wire, through a broker-dealer or other financial intermediary or by exchange privilege

Redemptions	By check, wire or electronic funds transfer	By check or wire

Exchange Privileges	Yes	Yes

Market Timing Policies

Reserves the right to reject purchase orders from shareholders that appear to be market timers or who otherwise engage in excessive short-term trading. In addition, each fund reserves the right to redeem shares in kind and distribute fund securities to a redeeming shareholder, including in situations involving short-term holdings of fund shares, subject to requirements under the 1940 Act.

May decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in funds’ sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the funds.  In addition, the funds reserve the right to reject any purchase, including an exchange, that could adversely affect a fund or its operations.

Dividends and Distributions.  The Frontegra Funds and the Columbus Funds have the same distribution policy.  Both Funds generally distribute investment company taxable income attributable to dividends quarterly and substantially all of its investment company taxable income and net capital gain, if any, at least annually.

Investment Advisory and Subadvisory Agreements.  Under its advisory agreement with FFI, FAM supervises the management of the Frontegra Funds’ investments and business affairs, subject to the supervision of the Frontegra Funds Board of Directors.  At its expense, FAM provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the funds.  As compensation for its services, the Total Return Bond Fund pays to FAM a monthly advisory fee at the annual rate of 0.40% of the average daily net asset value of the fund and the Investment Grade Bond Fund pays to FAM a monthly advisory fee at the annual rate of 0.42% of the average daily net asset value of the fund.  Pursuant to an expense limitation agreement, FAM has agreed to waive its management fee and/or reimburse the Frontegra Funds’ operating expenses to the extent necessary to ensure that each Fund’s total operating expenses do not exceed 0.20% of the fund’s average daily net assets.  The expense limitation agreement will continue in effect until October 31, 2007.  The expense limitation agreement has the effect of lowering the overall expense ratio for a fund and increasing a fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.  Please refer to “Summary—Comparative Fee Table” which illustrates the pro forma operating expenses for the Frontegra Funds after giving effect to the Reorganization.  However, as described above under “Summary—Other Consequences of the Reorganization,” the parties will enter into the New Expense Limitation Agreement upon the expiration of the Current Expense

 Limitation Agreement, effective November 1, 2007, in which the expense limitation will be increased to 0.35% of the fund’s average daily net assets for each of the successor funds.

Under its advisory agreement with CFI, Reams manages the Columbus Funds’ investments and business affairs, subject to the supervision of CFI’s Board of Directors. At its expense, Reams provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Columbus Funds.  As compensation for its services, each of the Core Plus Fund and Core Fund agrees to pay Reams an annual management fee of 0.35% of its average daily net assets.  The advisory fee is accrued daily and paid monthly.  As described above, Reams has agreed to waive its management fee and/or reimburse each fund’s other expenses so that total operating expenses (on an annual basis) do not exceed 0.20% of the fund’s respective average daily net assets until January 31, 2008.  Any waiver of fees or absorption of expenses will be made on a monthly basis and, with respect to the latter, will be paid to each fund by reduction of the advisory fee. Any such waiver/absorption is subject to later adjustment during the term of the advisory agreement to allow Reams to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the expense limitations, provided that Reams shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed.

FAM and Reams have previously entered into the Current Subadvisory Agreement under which Reams serves as the subadviser to the Frontegra Funds and, subject to FAM’s supervision, manages the portfolio assets of each of the Frontegra Funds.  Under this subadvisory agreement, Reams is compensated by FAM for its investment advisory services at the annual rate of 0.11% of the Total Return Bond Fund’s average daily net assets and 0.13% of the Investment Grade Bond Fund’s average daily net assets, subject to certain conditions.  In recognition of the economies of scale that will be gained by the Frontegra Funds and FAM, and with the exception of defined contribution or 401(k) plan investments in the funds, for initial investments of over $30 million in the Total Return Bond Fund, Frontegra will compensate Reams an extra 0.10% of the average daily net assets of such investments.

Following the Reorganization and upon expiration of the Current Expense Limitation Agreement, FAM and Reams will enter into the New Subadvisory Agreement, which is similar to the Current Subadvisory Agreement, in which the subadvisory fee payable to Reams by FAM will be increased to 0.21% of the Frontegra Columbus Core Plus Fund’s average daily net assets and the additional 0.10% payable for initial investments of over $30 million will be eliminated.  With respect to the Frontegra Columbus Core Fund, under the New Subadvisory Agreement, Reams will be paid 75% of the net investment advisory fee paid to FAM.  The New Subadvisory Agreement reflects other changes from the Current Subadvisory Agreement, including a provision that Reams may act as sub-adviser to other investment companies.

The subadvisory fee is paid by FAM.  No changes will be made to the advisory fee payable to FAM by the Frontegra Funds in connection with the Reorganization, nor can the advisory fee payable to FAM be increased without shareholder approval.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Frontegra Funds shares to be issued to the shareholders of the Columbus Funds in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each fund.  You will note that the rights of shareholders are substantially the same as between the two funds because both FFI and CFI are organized as Maryland corporations.

The following is a summary of the rights of shareholders of Frontegra Funds and Columbus Funds, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Maryland General Corporation Law, the articles of incorporation of FFI, as amended, the amended and restated articles of incorporation of CFI, the bylaws of FFI and the bylaws of CFI.  The articles of incorporation and bylaws of FFI and the amended and restated articles of incorporation and bylaws of CFI are subject to amendment in accordance with their terms.  Copies of the governing corporate instruments are available upon request and without charge by following the instructions listed under “Additional Information About the Funds”.

Form of Organization.  The Frontegra Funds are series of FFI, an open-end, diversified management investment company organized as a Maryland corporation on May 24, 1996.  Each of the Frontegra Funds offers one class of shares.  The Columbus Funds are series of CFI, an open-end, diversified management investment company organized as a Maryland corporation on July 3, 2003.  Each of the Columbus Funds offers one class of shares.

Capital Stock.  FFI’s authorized capital consists of 500,000,000 shares of capital stock, par value $0.01 per share, 100,000,000 of which are allocated to the Total Return Bond Fund and 50,000,000 of which are allocated to the Investment Grade Bond Fund.  The Directors of FFI are authorized to classify FFI’s shares into separate series.  The Total Return Bond Fund and the Investment Grade Bond Fund are two of six series of FFI that the Board has currently authorized.  The Directors of FFI are also authorized to further classify the shares of the series of each Frontegra Fund into classes.  Each of the Frontegra Funds currently offers one class of shares of common stock.

CFI’s authorized capital consists of 1,000,000,000 shares of capital stock, par value $0.0001 per share, 100,000,000 of which are allocated to the Core Plus Fund and 100,000,000 of which are allocated to the Core Fund.  The Directors of CFI are authorized to classify CFI’s shares into separate series.  The Core Plus Fund and Core Fund are two of five series of CFI that the Board has currently authorized.  Each of the Columbus Funds currently offers one class of shares.

Voting Rights.  Each share of the Frontegra Funds represents an interest in the Frontegra Funds that is equal to and proportionate with each other share of the Frontegra Funds.  Frontegra Funds shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  Each shareholder of the Columbus Funds is entitled to one vote per share.  Neither FFI nor CFI is required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called (including by 10% of the votes of the Frontegra Funds or Columbus Funds entitled to be cast) for purposes such as electing or removing Directors, as the case may be, changing fundamental policies or approving an investment advisory agreement.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability. Maryland law provides that shareholders of a Maryland corporation, such as FFI and CFI, are not generally subject to liability for the debts or obligations of the corporation.

Preemptive Rights.  Shareholders of FFI and CFI are not entitled to any preemptive rights to purchase or subscribe for any shares that FFI or CFI may issue or sell.

Fund Directors and Officers.  CFI is managed by its Board of Directors, while FFI is managed by its Board of Directors.  The persons sitting on these two boards are not the same.  After the Reorganization, FFI’s Directors will continue to serve in that capacity for the Frontegra Columbus Core Plus Fund and the Frontegra Columbus Core Fund.  For a complete description of the directors and officers of FFI, including each Director’s principal occupation for the past five years and compensation paid to each Director, see the October 31, 2006 Statement of Additional Information for FFI, incorporated by reference into the Statement of Additional Information related to this proxy statement/prospectus.

Fund Management.  FFI is managed by FAM, which supervises the management of each of the Frontegra Funds’ portfolios by Reams and administers FFI’s business affairs.  FAM was organized in 1996 and is located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062.

CFI is managed by Reams, which administers CFI’s business affairs.  Reams was organized in 1981 and is located at 227 Washington Street, Columbus, Indiana 47202-0727.

Reams’ fixed income portfolio management team is responsible for the day-to-day management of the portfolios of the Frontegra Funds and Columbus Funds.  The members of the team are listed below.  No member of the team is solely responsible for making recommendations for portfolio purchases and sales.  Instead, all team members work together to develop investment strategies with respect to the funds’ portfolio structure and issue selection.  Portfolio strategy is reviewed weekly by the entire portfolio management team.  A staff of research analysts, traders and other investment professionals supports the fixed income portfolio management team.

Mark M. Egan oversees the entire fixed income portfolio management team and retains oversight over all investment decisions.  Mr. Egan has been a Portfolio Manager of Reams since April 1994 and was a Portfolio Manager of Reams Asset Management Company, Inc. from June 1990 until March 1994.  Mr. Egan was a Portfolio Manager of National Investment Services until May 1990.

Robert A. Crider has been Senior Vice President, Fixed Income Management, of Reams since April 1994 and was Senior Vice President, Fixed Income Management, of Reams Asset Management Company, Inc. from 1981 until March 1994.

Tom Fink has been a Portfolio Manager at Reams since December 2000.  Mr. Fink was previously a Portfolio Manager at Brandes Fixed Income Partners from 1999 until 2000, Hilltop Capital Management from 1997 until 1999, Centre Investment Services from 1992 until 1997 and First Wisconsin Asset Management from 1986 until 1992.

Todd Thompson has been a Portfolio Manager at Reams since July 2001.  Mr. Thompson was a Portfolio Manager at Conseco Capital Management from 1999 until June 2001 and was a Portfolio Manager at the Ohio Public Employees Retirement System from 1994 to 1999.

Other Fund Service Providers.  The Frontegra Funds’ transfer agent, dividend disbursing agent, administrator and fund accountant is U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), and its custodian is U.S. Bank, N.A., an affiliate of U.S. Bancorp.  The Columbus Funds’ transfer agent, dividend disbursing agent, administrator and fund accountant is UMB Fund Services, Inc., its custodian is UMB Bank, n.a. and its distributor is UMB Distribution Services, LLC.  Upon completion of the Reorganization, U.S. Bancorp and U.S. Bank, N.A. will continue to provide services to the Frontegra Funds.

Independent Accountants.  Ernst & Young LLP serves as independent accountants to the Frontegra Funds.  Deloitte & Touche LLP serves as independent accountants to the Columbus Funds.

Ownership of Securities of the Funds.  As of June 4, 2007, directors and officers of the Columbus Funds as a group owned [___]% of the outstanding voting securities of the Columbus Funds.  As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Columbus Funds and, upon consummation of the Reorganization and based on the numbers presented, will own the percentage of the outstanding shares of the corresponding Frontegra Funds shown below:

Columbus Core Plus Fund

Name and Address	Nature of Ownership	Amount (in shares)	Percentage of Core Plus Fund	Percentage of Combined Fund after the Reorganization

Columbus Core Fund

Name and Address	Nature of Ownership	Amount (in shares)	Percentage of Core Fund	Percentage of Combined Fund after the Reorganization

As of June 4, 2007, [______________] owned a controlling interest (i.e., more than 25%) in CFI or a fund.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of CFI or a fund.

As of June 4, 2007, directors and officers of the Frontegra Funds as a group owned [___]% of the outstanding voting securities of the Frontegra Funds.  As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Frontegra Funds and, upon consummation of the Reorganization and based on the numbers presented, will own the percentage of the outstanding shares of the Frontegra Funds shown below:

Frontegra Total Return Bond Fund

Name and Address	Nature of Ownership	Amount (in shares)	Percentage of Total Return Bond Fund before the Reorganization	Percentage of Combined Fund after the Reorganization

Frontegra Investment Grade Bond Fund

Name and Address	Nature of Ownership	Amount (in shares)	Percentage of Investment Grade Bond Fund before the Reorganization	Percentage of Combined Fund after the Reorganization

As of June 4, 2007, [____________________] owned a controlling interest (i.e., more than 25%) in FFI or a fund.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of FFI or a fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables describe the financial performance of the Total Return Bond Fund and Investment Grade Bond Fund for the past five years and the six months ended December 31, 2006.  Certain information reflects financial results for a single fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund for the stated periods (assuming reinvestment of all dividends and distributions).  The information for the past five fiscal years has been audited by Ernst & Young LLP, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Total Return Bond Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$29.72	$31.50	$30.51	$31.92	$30.21	$31.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.78	1.41	1.13	0.99	1.80	1.45
Net realized and unrealized gain (loss) on investments	1.14	(1.30)	0.98	(0.45)	2.06	(0.40)
Total Income from Investment Operations	1.92	0.11	2.11	0.54	3.86	1.05
LESS DISTRIBUTIONS PAID:
From net investment income	(0.58)	(1.45)	(1.12)	(0.98)	(1.87)	(1.38)

From net realized gain on investments	—	(0.44)	—	(0.97)	(0.28)	(0.47)
Total Distributions Paid	(0.58)	(1.89)	(1.12)	(1.95)	(2.15)	(1.85)
Net Asset Value, End of Period	$31.06	$29.72	$31.50	$30.51	$31.92	$30.21

Total Return(1)	6.47%	0.36%	7.00%	1.71%	13.29%	3.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$301,511	$313,880	$316,474	$346,733	$358,052	$349,732
Ratio of expenses to average net assets(2) (3)	0.20%	0.20%	0.408%	0.425%	0.425%	0.425%
Ratio of net investment income to average net assets(2) (3)	4.98%	4.59%	3.30%	2.71%	5.78%	4.84%
Portfolio turnover rate(1)	519%	1,247%	1,222%	1,409%	489%	885%

____________

(1)

Not annualized for periods less than a full year.

(2)

Net of waivers and reimbursements by FAM.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.49%, 0.50%, 0.501%, 0.507%, 0.505% and 0.535%, and the ratio of net investment income to average net assets would have been 4.69%, 4.29%, 3.21%, 2.63%, 5.70% and 4.73% for the periods ended December 31, 2006, June 30, 2006, June 30, 2005, June 30, 2004, June 30, 2003 and June 30, 2002, respectively.

(3)

Annualized.

Investment Grade Bond Fund
	Six Months Ended December 31, 2006 (Unaudited)	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net Asset Value, Beginning of Period	$9.86	$10.36	$10.22	$10.62	$10.28	$10.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.42	0.37	0.31	0.35	0.35
Net realized and unrealized gain (loss) on investments	0.27	(0.43)	0.27	(0.15)	0.45	0.35
Total Income (Loss) from Investment Operations	0.52	(0.01)	0.64	0.16	0.80	0.70
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.43)	(0.37)	(0.31)	(0.35)	(0.35)
From net realized gain on investments	—	(0.06)	(0.13)	(0.25)	(0.11)	(0.09)
Total Distributions Paid	(0.19)	(0.49)	(0.50)	(0.56)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.19	$9.86	$10.36	$10.22	$10.62	$10.28

Total Return(1)	5.34%	(0.11)%	6.32%	1.53%	7.93%	7.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,721	$96,887	$95,719	$123,913	$135,211	$35,435
Ratio of expenses to average net assets(2)(3)	0.20%	0.20%	0.40%	0.42%	0.42%	0.37%
Ratio of net investment income to average net assets(2)(3)	4.73%	4.20%	3.07%	2.39%	3.78%	3.79%
Portfolio turnover rate(1)	528%	1,121%	1,080%	1,104%	625%	1,624%

____________

(1)

Not annualized for periods less than a full year.

(2)

Net of waivers and reimbursements by FAM.  Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 0.66%, 0.65%, 0.62%, 0.62%, 0.62% and 1.02% and the ratio of net investment income to average net assets would have been 4.27%, 3.75%, 2.85%, 2.19%, 3.58% and 3.14% for the periods ended December 31, 2006, June 30, 2006, June 30, 2005, June 30, 2004, June 30, 2003 and June 30, 2002, respectively.

(3)

Annualized.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about CFI, FFI, each fund and the Reorganization has been filed with the SEC and are available upon request and without charge by writing to the addresses below or by calling the telephone numbers listed as follows:

If they relate to the Columbus Funds:	If they relate to the Frontegra Funds:

227 Washington Street Columbus, Indiana 47202 1-888-416-0400 http://www.columbusfunds.com	Frontegra Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 1-888-825-2100 http://www.frontegra.com

CFI and FFI are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the funds with the SEC.  These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 100 F Street, N.E., Washington, D.C. 20549 and at the SEC’s regional offices in New York at 3 World Financial Center, Room 4300, New York, New York 10281 and in Chicago at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604.  Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.  The SEC maintains a web site at http://www.sec.gov which contains the prospectuses and statements of additional information for the funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the funds.

Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of CFI, 227 Washington Street, Columbus, Indiana 47202, within a reasonable time before the solicitation of proxies for such meeting.  The timely submission of a proposal does not guarantee its inclusion.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Frontegra Funds will be passed on by Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202.

EXPERTS

The financial statements and financial highlights of Columbus Core Plus Fund and Columbus Core Fund incorporated in this prospectus by reference from CFI’s Annual Report on Form N-CSR for the year ended September 30, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The audited financial highlights, financial statements and notes thereto of the Frontegra Funds for the fiscal year ended June 30, 2006 are incorporated by reference herein to FFI’s Annual Report and the Statement of Additional Information related to this proxy statement/prospectus.  The financial statements and financial highlights for the Frontegra Funds have been incorporated herein by reference in reliance on the report of Ernst & Young LLP, an independent registered public accounting firm, given on their authority as experts in auditing and accounting.   Ernst & Young LLP will serve as the independent registered public accounting firm of the Frontegra Columbus Core Plus Fund and the Frontegra Columbus Core Fund after the Reorganization.

OTHER MATTERS

The Board of Directors knows of no other business to be brought before the Meeting.  If, however, any other matters properly come before the meeting, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such matters in accordance with their best judgment in the interest of the Columbus Funds.

Please complete, sign and return the enclosed proxy card(s) promptly.  No postage is required if mailed in the United States.

By order of the Board of Directors,

Mark M. Egan

President and Secretary

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of May, 2007, by and between Frontegra Funds, Inc., a Maryland corporation (“FFI”), on behalf of it series [Frontegra Total Return Bond Fund] [Frontegra Investment Grade Bond Fund] (the “Acquiring Fund”), and Columbus Funds, Inc., a Maryland corporation (“CFI”) on behalf of its series [Columbus Core Plus Fund] [Columbus Core Fund] (the “Acquired Fund,” and, together with the Acquiring Fund, each a “Fund” and collectively the “Funds”).  Frontegra Asset Management, Inc., an Illinois corporation (“FAM”) and Reams Asset Management Company, LLC, an Indiana limited liability company (“Reams”) are parties to this Agreement with respect to paragraph 11.1 hereof only.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by FFI on behalf of the Acquiring Fund or CFI on behalf of the Acquired Fund, respectively.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), (b) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund set forth in paragraph 1.3(b); (c) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in redemption of all outstanding Acquired Fund shares and in complete liquidation of the Acquired Fund and (d) the change of the name of the Acquiring Fund to [“Frontegra Columbus Core Plus Fund”] [“Frontegra Columbus Core Fund”], all upon the terms and conditions set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ACQUIRED FUND ASSETS TO THE ACQUIRING FUND IN EXCHANGE FOR ASSUMPTION OF ACQUIRED FUND LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1

Subject to the terms and conditions set forth herein and in reliance on the representations and warranties contained herein, at the closing provided for in paragraph 3.1 (the “Closing”), the Acquired Fund agrees to assign, transfer and convey the Acquired Fund Assets (as defined in paragraph 1.2) to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:  (a) to assume the Acquired Fund Liabilities (as defined in paragraph 1.3), and (b) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares as determined in accordance with paragraph 2.4.

1.2

(a)

The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Acquired Fund Assets”) shall consist of all property and assets of the Acquired Fund, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, dividends and receivables owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books as of the Valuation Time (as defined in paragraph 2.1).

(b)

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund Assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than as a result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and payment of normal operating expenses, dividends and capital gains distributions.

1.3

(a)

The liabilities of the Acquired Fund to be assumed by the Acquiring Fund (the “Acquired Fund Liabilities”) shall consist of all known and unknown liabilities of the Acquired Fund, including any contractual and other ordinary course liabilities of the Acquired Fund.  The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date.

(b)

An unaudited statement of assets and liabilities of the Acquired Fund (the “Closing Balance Sheet”), together with an itemized list of the Acquired Fund Assets and Liabilities reflected thereon, shall be prepared by the Acquired Fund or its accounting agent and delivered to the Acquiring Fund on or promptly after the Closing Date.

1.4

As soon as reasonably practicable after the transfer of Acquired Fund Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of the Valuation Time (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 and will then completely liquidate.  Such distribution will be accomplished by U.S. Bancorp Fund Services, LLC (“USBFS”), in its capacity as transfer agent for the Acquiring Fund, opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of Acquiring Fund Shares due each such Acquired Fund Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund.  The liquidating distribution of the Acquiring Fund Shares shall be made by the Acquired Fund to the shareholders of record of the Acquired Fund as of the Valuation Time in redemption of all outstanding shares of stock of the Acquired Fund and in complete liquidation of the Acquired Fund, and thereafter the Acquired Fund shall have no shares of stock outstanding.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.  Acquiring Fund Shares will be issued in the manner set forth in the Acquiring Fund’s then current prospectus and statement of additional information; the Acquiring Fund, however, will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5

As soon as practicable after the distribution and liquidation described in paragraph 1.4, the Acquired Fund shall take further steps to wind up its affairs and to have its existence terminated as a portfolio of CFI, and the name of the Acquiring Fund shall be changed to [“Frontegra Columbus Core Plus Fund”] [“Frontegra Columbus Core Fund”].

2.

VALUATION

2.1

The value of the Acquired Fund Assets to be acquired and the Acquired Fund Liabilities to be assumed by the Acquiring Fund shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the Acquired Fund’s valuation procedures as described in the then-current prospectus or statement of additional information; provided, however, that such computation is consistent with the valuation procedures of the Acquiring Fund and in the event of any inconsistency, the parties hereto shall confer and mutually agree on the valuation.

2.2

The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the Acquiring Fund’s valuation procedures as described in the then-current prospectus or statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties hereto and that are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”).

2.3

The share transfer books of the Acquired Fund will be permanently closed at the Valuation Time and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the 1940 Act, received in proper form on or prior to the Valuation Time shall be fulfilled by the Acquired Fund; redemption requests received by the Acquired Fund after that time shall be treated as requests for the redemption of the shares of the Acquiring Fund to be distributed to the shareholder in question as provided in paragraph 1.4.

2.4

The number of Acquiring Fund Shares to be issued (including fractional shares, if any) to the Acquired Fund shall be determined by dividing the net asset value of the Acquired Fund as determined in accordance with paragraph 2.1, by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.5

All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective independent accountants upon the reasonable request of the other Fund.

3.

CLOSING AND CLOSING DATE

3.1

The Closing shall occur on August 3, 2007, or such other date as the parties may mutually agree in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m. (Central Time) on the Closing Date, unless otherwise agreed to by the parties.  The Closing shall be held at the offices of FAM, or such other place as the parties may agree in writing.

3.2

In the event that immediately prior to the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund is closed to trading, or trading thereon is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3

The Acquired Fund, or its accounting agent, shall deliver to the Acquiring Fund at the Closing the Closing Balance Sheet (including an itemized list of the Acquired Fund Assets and Liabilities reflected thereon), all of which shall be certified by the Acquired Fund’s accounting agent and CFI’s treasurer.

3.4

The Acquired Fund shall cause its custodian to deliver at the Closing a certificate of an authorized officer of CFI stating that (a) the Acquired Fund Assets shall have been delivered in proper form to U.S. Bank, N.A. (“USB”), custodian for the Acquiring Fund, prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of the Acquired Fund Assets have been paid or provision for payment has been made.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.5

The Acquired Fund shall cause its transfer agent to deliver at the Closing a list of the names, addresses and taxpayer identification numbers of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund shares owned by each such shareholder as of the Valuation Time (after giving effect to the payment, and any reinvestment, of dividends described in paragraph 3.7).  The Acquiring Fund shall cause its transfer agent, USBFS, to deliver at the Closing a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the

Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.6

At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

3.7

On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed an amount which: (a) is equal to at least the sum of its net capital gain (within the meaning of Section 852(b)(3) of the Code), offset by any capital loss carry forward allowed pursuant to Section 1212 of the Code, and 90% of its investment company taxable income (determined under Section 852(b)(2) of the Code, but without regard to Section 852(b)(2)(D) of the Code) for such taxable year; and (b) is sufficient to avoid any excise tax on the Acquired Fund under Section 4982 of the Code for the calendar year in which the Closing Date occurs.

3.8

Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

3.9

All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records maintained by the Acquired Fund’s administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.  Any such books and records maintained by Reams shall be provided to the Acquiring Fund or its agents upon request, provided that Reams may retain copies thereof.

4.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

CFI, on behalf of the Acquired Fund, represents and warrants to FFI and the Acquiring Fund as follows:

4.1

CFI is a corporation organized, validly existing and in good standing under the laws of the State of Maryland.  The Acquired Fund is a separate series of CFI duly established and designated in accordance with the applicable provisions of CFI’s Articles of Incorporation.

4.2

The Acquired Fund currently complies in all material respects with the applicable requirements of, and the rules and regulations under, the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), state “Blue Sky” laws and the 1940 Act.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Acquired Fund.

4.3

CFI is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration is in full force and effect.

4.4

The Acquired Fund is not, and the execution, delivery and performance of this Agreement by Acquired Fund will not result (a) in a violation of Maryland law or of CFI’s Articles of  Incorporation or By-Laws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound, which cannot be cured with waiver, notice or both.

4.5

All material contracts and other commitments of or applicable to the Acquired Fund (other than this Agreement and investment contracts) will be terminated, or provision for discharge of any liabilities of the Acquired Fund thereunder will be made, at or prior to the Closing Date, without the Acquired Fund or the Acquiring Fund incurring any liability or penalty with respect thereto.

4.6

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any properties or assets held by it.  The Acquired Fund knows of no facts which are likely to form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.7

The financial statements of the Acquired Fund at and for the fiscal year ended September 30, 2006 have been audited by Deloitte & Touche LLP, independent registered public accounting firm.  Such statements, along with the Acquired Fund’s unaudited financial statements at and for the six-month period ended March 31, 2007, have been prepared in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements fairly reflect the financial condition the Acquired Fund as of such dates and there are no known liabilities of the Acquired Fund as of such dates not disclosed therein.

4.8

Since September 30, 2006, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.  For purposes of this paragraph 4.8, neither a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio nor a decrease in the Acquired Fund’s size due to redemptions in and of themselves shall be deemed to constitute a material adverse change.

4.9

As of the date hereof, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed (including any extensions) shall have been filed and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and, to the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.10

For each taxable year of its operation (including the period ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  CFI has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause CFI to fail to qualify as a regulated investment company under the Code.

4.11

All issued and outstanding shares of the Acquired Fund (a) are and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and (b) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent, as provided in paragraph 3.5.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

4.12

On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such Acquired Fund Assets hereunder, and upon delivery and payment for such Acquired Fund Assets, the Acquiring Fund will acquire good and marketable title thereto.

4.13

CFI has the corporate power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Directors of CFI and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute a valid and binding obligation of CFI, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.14

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.15

Insofar as the following relate to the Acquired Fund, the registration statement filed by FFI on Form N-14 relating to the Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which without limitation, shall include a proxy statement of the Acquired Fund (the “Proxy Statement”) and a prospectus of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”) on the effective date of the N-14 Registration Statement and on the Closing Date will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by CFI for use therein.

5.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

FFI, on behalf of the Acquiring Fund, represents and warrants to CFI and the Acquired Fund as follows:

5.1

FFI is a corporation organized, validly existing and in good standing under the laws of the State of Maryland.  The Acquiring Fund is a separate series of FFI duly established and designated in accordance with the applicable provisions of FFI’s Articles of Incorporation.

5.2

The Acquiring Fund currently complies in all material respects with the applicable requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act, state “Blue Sky” laws and the 1940 Act.  The Acquiring Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Acquiring Fund.

5.3

The FFI is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration is in full force and effect.

5.4

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result (a) in a violation of Maryland law or of FFI’s Articles of Incorporation or By-Laws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound, which cannot be cured with waiver, notice or both.

5.5

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any properties or assets held by it.  The Acquiring Fund knows of no facts which are likely to form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or ability to consummate the transactions herein contemplated.

5.6

The financial statements of the Acquiring Fund at and for the fiscal year ended June 30, 2006 have been audited by Ernst & Young LLP, independent registered public accounting firm.  Such statements, along with the Acquiring Fund’s unaudited financial statements at and for the six month period ended December 31, 2006 have been prepared in accordance with GAAP consistently applied and such statements fairly reflect the financial condition of the Acquiring Fund as of such dates and there are no known liabilities of the Acquiring Fund as of such dates not disclosed therein.

5.7

Since June 30, 2006, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.  For purposes of this paragraph 5.7, neither a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquired Fund’s portfolio nor a decrease in the Acquired Fund’s size due to redemptions in and of themselves shall be deemed to constitute a material adverse change.

5.8

As of the date hereof, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed (including any extensions) shall have been filed and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and, to the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

5.9

For each taxable year of its operation (including the period ending on the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  FFI has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause FFI to fail to qualify as a regulated investment company under the Code.

5.10

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable under Maryland law.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares.

5.11

FFI has the corporate power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Directors of FFI and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute a valid and binding obligation of FFI, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

5.12

The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

5.13

The N-14 Registration Statement and the Proxy Statement to be included in the N-14 Registration Statement, other than as it relates to the Acquired Fund, on the effective date of the N-14 Registration Statement and on the Closing Date (a) will comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable and (b) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.

5.14

On the Closing Date, the Acquiring Fund will have good and marketable title to its assets.

6.

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

6.1

The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of Fund shares and such changes as are contemplated by the Funds’ normal operations.

6.2

Upon reasonable notice, the Acquiring Fund’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund.

6.3

The Acquired Fund will call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all reasonable actions necessary to seek approval of the transactions contemplated herein, subject to the terms of this Agreement.

6.4

The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.5

The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

6.6

Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.7

The Acquiring Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the N-14 Registration Statement in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.  The Acquiring Fund will file the N-14 Registration Statement, including the Proxy Statement, with the Commission.  The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement, all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Acquiring Fund shall provide the Acquired Fund copies of the N-14 Registration Statement and all amendments or supplements thereto prior to filing and allow the Acquired Fund to comment thereon and approve prior to filing.  The Acquiring Fund shall use reasonable efforts to have the Commission declare the N-14 Registration Statement effective as promptly as practicable after the filing thereof.  The Acquiring Fund shall not amend, supplement or modify any information included in the Registration Statement that was received from the Acquired Fund with respect thereto without the prior consent of the Acquired Fund.  The Acquiring Fund shall take all action required by applicable law in connection with the issuance of Acquiring Fund Shares.

6.8

Until the Closing Date, the Acquiring Fund and the Acquired Fund shall not make any public statements or issue any press release with respect to this Agreement or the transactions contemplated hereby without first consulting with each other, unless otherwise required by law.  Each Fund expects to file a prospectus supplement concerning the Reorganization and related matters prior to Closing and shall provide a copy of such supplement to the other Fund reasonably in advance of filing to allow the other party to comment thereon.

6.9

As soon as reasonably practicable after the Closing, the Acquired Fund shall make the liquidating distribution required by this Agreement to its shareholders (in redemption of all Acquired Fund shares) consisting of the Acquiring Fund Shares received at the Closing.

6.10

It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither FFI, the Acquiring Fund, CFI nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

6.11

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein.

6.12

Following the transfer of the Acquired Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Acquired Fund Liabilities in exchange for the Acquiring Fund Shares as contemplated herein, CFI will file any final regulatory reports with respect to the Acquired Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination of the Acquired Fund as a portfolio of CFI.

6.13

The parties shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such parties on or before the Closing Date.

6.14

FFI covenants that FFI meets and will continue to meet the fund governance standards contained in Rule 17a-8 of the 1940 Act.

6.15

Following the transfer of the Acquired Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Acquired Fund Liabilities in exchange for the Acquiring Fund Shares as contemplated herein, the Acquiring Fund covenants and agrees that the Acquiring Fund, in connection with its acquisition of the Acquired Fund Liabilities, will indemnify the directors of CFI to the same extent as they would be indemnified under CFI’s articles of incorporation and to the fullest extent of Maryland law with respect to any and all claims that may arise against the directors arising out of this transaction or the operations of the Acquired Fund or the Acquiring Fund.  In addition, the Acquiring Fund further covenants and agrees that it will not approve the future acquisition of all or substantially all of the Acquiring Fund’s assets by another fund or entity (“Future Acquiring Fund”), merger, consolidation or similar transaction (“Future Transaction”), unless the Acquiring Fund contractually obligates the Future Acquiring Fund to the same provisions of this paragraph 6.15 providing indemnification to former directors of CFI.  In connection with any Future Transaction, the Acquiring Fund shall give reasonable written notice to the former CFI directors and the opportunity to review such contractual provisions.  This provision 6.15 shall survive the termination of this Agreement.

6.16

CFI covenants that CFI meets and will continue to meet the fund governance standards contained in Rule 17a-8 of the 1940 Act.

6.17

The Acquired Fund agrees to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to use commercially reasonable efforts to obtain approval of the transactions contemplated hereby (including the determination of CFI’s Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

7.1

The items that are required to be delivered by the Acquiring Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquired Fund or its agents on or prior to the Closing Date.

7.2

All representations and warranties of FFI, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by an authorized officer of FFI in a form reasonably acceptable to the Acquired Fund dated as of the Closing Date to the effect set forth in this paragraph 7.2.

7.3

The Acquired Fund shall have received on the Closing Date an opinion of Godfrey & Kahn, S.C., counsel to the Acquiring Fund, in a form and substance reasonably satisfactory to the Acquired Fund and its counsel, and dated as of the Closing Date, substantially to the effect that:

(a)

FFI is a validly existing corporation in good standing under the laws of the State of Maryland and the Acquiring Fund is a duly established and designated series of FFI;

(b)

this Agreement has been duly authorized, executed and delivered by FFI, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by CFI, on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of FFI, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(c)

the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares for the Acquired Fund Assets and Acquired Fund Liabilities pursuant hereto will not, violate FFI’s Articles of Incorporation or By-Laws, each as amended to date, or violate, breach or constitute a default, which cannot be cured with waiver, notice or both, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking actually known to counsel to which the Acquiring Fund is a party or by which it is bound.

Such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

7.4

The Board of Directors of FFI shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby, and the Acquiring Fund shall have delivered to the Acquired Fund at the

Closing a certificate, executed by an officer of FFI, to the effect that the conditions described in this paragraph have been satisfied.

8.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

8.1

The items that are required to be delivered by the Acquired Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquiring Fund on or prior to the Closing Date.

8.2

All representations and warranties of CFI, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquired Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by an authorized officer of CFI in a form reasonably acceptable to the Acquiring Fund dated as of the Closing Date to the effect set forth in this paragraph 8.2.

8.3

The Acquiring Fund shall have received on the Closing Date an opinion of Maryland counsel to the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund and its counsel, and dated as of the Closing Date, substantially to the effect that:

(a)

CFI is a validly existing corporation in good standing under the laws of the State of Maryland and the Acquired Fund is a duly established and designated series of CFI;

(b)

this Agreement has been duly authorized, executed and delivered by CFI, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery of the Agreement by FFI, on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of CFI, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(c)

the execution and delivery of this Agreement did not, and the exchange of the Acquired Fund Assets and Acquired Fund Liabilities for Acquiring Fund Shares pursuant hereto will not, violate CFI’s Articles of Incorporation or By-Laws, each as amended to date, or violate, breach or constitute a default, which cannot be cured with waiver, notice or both, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking actually known to counsel to which the Acquired Fund is a party or by which it is bound.

Such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

8.4

The Board of Directors of CFI shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the Reorganization and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate, executed by an officer, to the effect that the conditions described in this paragraph have been satisfied.

9.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1

This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Board of Directors of CFI and FFI and by a “majority of the outstanding voting securities” of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act, and evidence of such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9.1.

9.2

On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of the parties, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

9.4

The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof or order pursuant to Section 8(e) of the 1940 Act shall have been issued by the Commission and, to the knowledge of the parties hereto, no investigation or proceeding for such purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

9.5

The parties shall have received an opinion of Godfrey & Kahn, S.C. addressed to each of the Acquiring Fund and the Acquired Fund, dated the Closing Date, customary in form and substance reasonably satisfactory to the parties hereto, substantially to the effect that, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)

the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund (followed by the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for such shareholders’ shares of the Acquired Fund;

(c)

no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(d)

no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their shares of the Acquired Fund for the Acquiring Fund Shares in the Reorganization;

(e)

the aggregate tax basis of the Acquiring Fund Shares received by each current shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor;

(f)

the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets by such shareholder at the time of the exchange;

(g)

the Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder;

(h)

the aggregate tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the transfer thereof; and

(i)

the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the respective periods during which such assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and the delivery of such opinion is conditioned upon receipt by Godfrey & Kahn, S.C. of such representations as it shall reasonably request of each of the Acquiring Fund and the Acquired Fund.  The Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

9.6

The Agreement and Plan of Reorganization by and between FFI on behalf of its series [Frontegra Total Return Bond Fund] [Frontegra Investment Grade Bond Fund] and CFI on behalf of its series [Columbus Core Plus Fund] [Columbus Core Fund] and the transactions contemplated therein (collectively, the “Second Reorganization”), shall have been approved by shareholders of the [Columbus Core Plus Fund] [Columbus Core Fund] in accordance with the requirements of the 1940 Act and all other conditions necessary for the closing of the Second Reorganization shall have been satisfied so that the closing of the Second Reorganization may be consummated together with the Closing.

10.

AMENDMENTS, WAIVERS AND TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS; GOVERNING LAW

10.1

This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto, notwithstanding approval hereof by the Acquired Fund shareholders of this Agreement, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.

10.2

At any time prior to the Closing Date, any of the parties hereto may waive compliance with any of the covenants or conditions made for its benefit contained herein, except as noted in paragraph 9.1.

10.3

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of FFI and CFI.  In addition, either FFI or CFI may at its option terminate this Agreement at or before the Closing Date due to:

(a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)

a determination by FFI’s or CFI’s Board of Directors that the consummation of the transactions contemplated herein is not in the best interest of the applicable Fund.

In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, FFI, the Acquired Fund, CFI, or their respective directors or officers, to the other party or its directors or officers, and each applicable party shall bear the expenses agreed to be incurred by it in accordance with paragraph 11.1.

10.4

Except as specified in the next sentence set forth in this paragraph 10.4, the representations, warranties or covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the Reorganization, except with respect to the covenants and agreements in paragraph 6.15 hereof.  The other covenants to be performed after the Closing shall survive the Closing.

10.5

This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to principles of conflicts of laws.

11.

EXPENSES

11.1

Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement will be borne equally by Reams and FAM.  Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement, (ii) expenses associated with preparing and filing the N-14 Registration Statement, (iii) solicitation costs in connection with obtaining shareholder approval of the Reorganization, (iv) accounting fees, (v) legal fees, (vi) any unusual or extraordinary fees incurred with service providers and (vii) expenses incurred in connection with the termination of any agreement to which CFI on behalf of the Acquired Fund is a party.  Notwithstanding the foregoing, Reams and the Acquiring Fund shall pay or assume only those expenses of the Acquired Fund that are solely and directly related to the Reorganization in accordance with the guidelines established in Rev. Rul. 73-54, 1973-1 C.B. 187.

11.2

FFI, on behalf of the Acquiring Fund, and CFI, on behalf of the Acquired Fund, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for herein.

12.

NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

To Reams or to CFI, on behalf of itself and the Acquired Fund, to:

Reams Asset Management Company, LLC

Attention: David B. McKinney

227 Washington Street

Columbus, IN 47202

(812) 376-3137 (fax)

With copies to:

Kirkland & Ellis LLP

Attention:  Scott A. Moehrke P.C.

200 East Randolph Drive

Chicago, IL 60601

(312) 861-2200 (fax)

and, if to Reams, to:

Vedder, Price, Kaufman & Kammholz, P.C.

Attention:  Karin Flynn

222 North LaSalle Street, Suite 2600

Chicago, IL  60603

(312) 609-5005(fax)

Or to FAM or FFI, on behalf of itself and the Acquiring Fund, to:

Frontegra Asset Management, Inc

Attention:

William D. Forsyth III

Thomas J. Holmberg, Jr.

400 Skokie Blvd.

Northbrook, IL 60062

(847) 509-9845 (fax)

With a copy to:

Godfrey & Kahn, S.C.

Attention:  Ellen Drought

780 North Water Street

Milwaukee, WI 53202

(414) 273-5198 (fax)

13.

MISCELLANEOUS

This Agreement supersedes all prior agreements between the parties (written or oral) with respect to the subject matter hereof, is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.  This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement.  The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this Agreement; provided, however, the directors of CFI on the date of this Agreement are intended third party beneficiaries of paragraph 6.15.

[Signature Page Follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

FRONTEGRA FUNDS, INC. on behalf of
FRONTEGRA TOTAL RETURN BOND FUND]
[[FRONTEGRA INVESTMENT GRADE BOND
FUND]
Attest:
By:	By:
Name:
Title:

COLUMBUS FUNDS, INC on behalf of
[COLUMBUS CORE PLUS FUND]
[COLUMBUS CORE FUND]
Attest:
By:	By:
Name:
Title:

FRONTEGRA ASSET MANAGEMENT, INC.
(solely with respect to Section 11.1 hereof)
Attest:
By:	By:
Name:
Title:

REAMS ASSET MANAGEMENT COMPANY LLC
(solely with respect to Section 11.1 hereof)
Attest:
By:	By:
Name:
Title:

Appendix B

Investment Restrictions and Limitations

The respective investment restrictions and limitations of the Frontegra Funds and the Columbus Funds are described below.  Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority” (as that term is defined in the 1940 Act) of the respective outstanding shares of the Frontegra Funds and Columbus Funds.

FRONTEGRA FUNDS	COLUMBUS FUNDS

The Funds:

1.

May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.

May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the “1940 Act”) which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  The Fund may also borrow money from other Frontegra Funds or other persons to the extent permitted by applicable law.

3.

May not issue senior securities, except as permitted under the 1940 Act.

4.

May not act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.

May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

The Funds:

1.

May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.

May (i) borrow money from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments) and (ii) make other    investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse    repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets. Each Fund may also borrow money from other persons to the extent permitted by applicable law.

3.

May not issue senior securities, except as permitted under the 1940 Act.

4.

May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the purchase and sale of

7.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.

May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

portfolio securities.

5.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.

May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

The following are the non-fundamental investment policies which may be changed by the applicable Fund’s Board without shareholder approval.

FRONTEGRA FUNDS	COLUMBUS FUNDS

The Funds may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

The Funds may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4.

Purchase securities of other investment companies except in compliance with the 1940 Act.

5.

Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6.

Engage in futures or options on futures transactions, except in accordance with Rule 4.5 under the Commodity Exchange Act.

7.

Borrow money, except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.

Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

9.

Make any change in its investment policy of investing a minimum percentage of its net assets in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

not constitute purchasing securities on margin.

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

4.

Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5.

Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

6.

Borrow money except from banks or through reverse repurchase agreements or   mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

7.

Invest less than 80% of its net assets in fixed income securities and debt obligations.

The Core Plus Fund may not:

1.

Invest more than 15% of its assets in non-U.S. dollar denominated securities.

2.

Invest more than 20% of its assets in non-investment grade fixed income    securities.

The Core Fund may not:

1.

Invest in non-investment grade fixed income securities.

2.

Invest in non-U.S. dollar denominated securities.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

PART B

STATEMENT OF ADDITIONAL INFORMATION

June [___], 2007

REORGANIZATION OF

COLUMBUS CORE PLUS FUND and

COLUMBUS CORE FUND

Each, a series of Columbus Funds, Inc.

IN EXCHANGE FOR SHARES OF

FRONTEGRA TOTAL RETURN BOND FUND and

FRONTEGRA INVESTMENT GRADE BOND FUND

Each, a series of Frontegra Funds, Inc.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI  53201-0701

1-888-825-2100

This statement of additional information dated June [__], 2007 is not a prospectus.  A Proxy Statement/Prospectus dated June [__], 2007 related to the above referenced matters may be obtained from Frontegra Funds, Inc. (“FFI”), on behalf of the funds listed above, by writing or calling FFI at the address and telephone number shown above.  This statement of additional information should be read in conjunction with such Proxy Statement/Prospectus.

Table of Contents

1.

The combined statement of additional information for FFI dated October 31, 2006, as supplemented on November 28, 2006.

2.

The combined statement of additional information for the Columbus Funds, Inc. (“CFI”) dated January 26, 2006.

3.

Audited financial statements of the Frontegra Total Return Bond Fund dated June 30, 2006.

4.

Audited financial statements of the Frontegra Investment Grade Bond Fund dated June 30, 2006.

5.

Audited financial statements of the Columbus Core Plus Fund dated September 30, 2006.

6.

Audited financial statements of the Columbus Core Fund dated September 30, 2006.

7.

Unaudited financial statements of the Frontegra Total Return Bond Fund dated December 31, 2006.

8.

Unaudited financial statements of the Frontegra Investment Grade Bond Fund dated December 31, 2006.

9.

Unaudited financial statements of the Columbus Core Plus Fund dated March 31, 2007.

10.

Unaudited financial statements of the Columbus Core Fund dated March 31, 2007.

11.

Pro forma financial statements of the Frontegra Total Return Bond Fund and the Columbus Core Plus Fund combined.

12.

Pro forma financial statements of the Frontegra Investment Grade Bond Fund and the Columbus Core Fund combined.

1

Incorporation by Reference

The following documents are incorporated by reference into this statement of additional information:

•

The combined statement of additional information of FFI dated October 31, 2006, as supplemented on November 28, 2006, is incorporated by reference to FFI’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A (File No. 811-7685), filed with the SEC on October 27, 2006, and the supplement to the statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, filed with the SEC on November 28, 2006.

•

The combined statement of additional information of CFI dated January 26, 2007 is incorporated by reference to CFI’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A (File No. 811-21463), filed with the SEC on January 26, 2007.

•

The audited financial statements of the Frontegra Total Return Bond Fund dated June 30, 2006 are incorporated by reference to the fund’s Annual Report to shareholders of FFI for the fiscal year ended June 30, 2006, filed with the SEC on September 6, 2006.

•

The audited financial statements of the Frontegra Investment Grade Bond Fund dated June 30, 2006 are incorporated by reference to the fund’s Annual Report to shareholders of FFI for the fiscal year ended June 30, 2006, filed with the SEC on September 6, 2006.

•

The audited financial statements of the Columbus Core Plus Bond Fund dated September 30, 2006 are incorporated by reference to the fund’s Annual Report to shareholders of CFI for the fiscal year ended September 30, 2006, filed with the SEC on December 8, 2006.

•

The audited financial statements of the Columbus Core Fund dated September 30, 2006 are incorporated by reference to the fund’s Annual Report to shareholders of CFI for the fiscal year ended September 30, 2006, filed with the SEC on December 8, 2006.

•

Unaudited financial statements of the Frontegra Total Return Bond Fund dated December 31, 2006 are incorporated by reference to the fund’s Semi-Annual Report to shareholders of FFI for the six months ended December 31, 2006, filed with the SEC on March 8, 2007.

•

Unaudited financial statements of the Frontegra Investment Grade Bond Fund dated December 31, 2006 are incorporated by reference to the fund’s Semi-Annual Report to shareholders of FFI for the six months ended December 31, 2006, filed with the SEC on March 8, 2007.

•

Unaudited financial statements of the Columbus Core Plus Fund dated March 31, 2007 are incorporated by reference to the fund’s Semi-Annual Report to shareholders of CFI for the six months ended March 31, 2007, filed with the SEC on June ___, 2007.

•

Unaudited financial statements of the Columbus Core Fund dated March 31, 2007 are incorporated by reference to the fund’s Semi-Annual Report to shareholders of CFI for the six months ended March 31, 2007, filed with the SEC on June ___, 2007.

2

Pro Forma Financial Statements

The following tables set forth the unaudited pro forma combined Statements of Assets and Liabilities and Schedules of Investments as of December 31, 2006, and the unaudited pro forma combined Statements of Operations for the year ended June 30, 2006 and for the six months ended December 31, 2006 for (i) the Frontegra Total Return Bond Fund and the Columbus Core Plus Fund and (ii) the Frontegra Investment Grade Bond Fund and the Columbus Core Fund, after giving effect to the reorganization.

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
Frontegra Total Return Bond Fund
Columbus Core Plus Fund
Frontegra Columbus Core Plus Fund Pro Forma Combined
December 31, 2006 (Unaudited)
	Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Adjustments	Frontegra Columbus Core Plus Fund Pro Forma Combined
ASSETS:
Investments at value (cost $500,328,967)	$151,825,083	$345,821,454	$ -	$497,646,537
Repurchase Agreement (cost $7,736,000)	7,736,000	-	-	7,736,000
Interest receivable	1,176,139	2,809,611	-	3,985,750
Receivable from broker	5,147	44,258	-	49,405
Receivable for investments sold	68,697,000	148,337,289	-	217,034,289
Receivable from Adviser	15,262	-	-	15,262
Other assets	5,980	23,944	-	29,924
Total assets	229,460,611	497,036,556	0	726,497,167

LIABILITIES:
Payable for investments purchased	92,426,220	195,437,648	-	287,863,868
Payable to Custodian	135,361	-	-	135,361
Accrued investment advisory fee	-	26,612	-	26,612
Accrued expenses	77,380	61,255	-	138,635
Total liabilities	92,638,961	195,525,515	-	288,164,476
Net Assets	$136,821,650	$301,511,041	$0	$438,332,691

NET ASSETS CONSIST OF:
Paid in capital	$137,587,835	$301,415,770	$ -	$439,003,605
Undistributed net investment income	59,971	1,844,567	-	1,904,538
Accumulated net realized gain (loss) on investments sold, swap contracts and foreign currency	(150,758)	148,565	-	(2,193)
Net unrealized appreciation (depreciation) on:
Investments	(680,545)	(2,001,885)		(2,682,430)
Swap contracts	5,147	104,024	-	109,171
Net Assets	$136,821,650	$301,511,041	$0	$438,332,691

CAPITAL STOCK, $0.0001 AND $0.01 PAR VALUE, RESPECTIVELY
Issued and outstanding	13,379,235	9,706,933	(8,973,718)	14,112,450
Net Asset Value, Redemption Price and Offering Price Per Share	$10.23	$31.06	$0.00	$31.06

The accompanying notes are an integral part of these financial statements.

3

PRO FORMA COMBINED STATEMENTS OF OPERATIONS
Frontegra Total Return Bond Fund
Columbus Core Plus Fund
Frontegra Columbus Core Plus Fund Pro Forma Combined
For the twelve months ended June 30, 2006 (Unaudited)
		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Adjustments		Frontegra Columbus Core Plus Fund Pro Forma Combined
	INVESTMENT INCOME:
	Interest	$2,180,436	$15,182,849	$ -		$17,363,285
		2,180,436	15,182,849	-		17,363,285

	EXPENSES:
	Investment advisory fees	373,802	1,267,229	53,400	(1)	1,694,431
	Fund administration and accounting fees	146,560	140,286	(125,829)	(2)	161,017
	Custody fees	47,460	67,736	(42,120)	(2)	73,076
	Legal fees	87,397	28,724	(87,397)	(3)	28,724
	Audit fees	15,831	26,400	(15,831)	(3)	26,400
	Federal and state registration fees	12,774	24,305	(12,774)	(3)	24,305
	Shareholder servicing fees	38,022	11,885	(38,022)	(2)	11,885
	Directors’ fees and related expenses	30,147	6,123	(30,147)	(3)	6,123
	Chief Compliance Officer expenses	-	5,548	-		5,548
	Reports to shareholders	11,631	2,564	(11,631)	(3)	2,564
	Other	39,908	18,252	(39,908)	(3)	18,252
	Total expenses before waiver	803,532	1,599,052	(350,259)		2,052,325
	Waiver and reimbursement of expenses by Adviser	(589,933)	(965,488)	350,259	(4)	(1,205,162)
	Net expenses	213,599	633,564	0		847,163
	Net Investment Income	1,966,837	14,549,285	0		16,516,122

	REALIZED AND UNREALIZED
	GAIN (LOSS) ON INVESTMENTS:
	Realized gain (loss) on:
	Investments	(4,108,933)	(9,636,045)	-		(13,744,978)
	Options	-	29,000	-		29,000
	Swap contracts	82,099	295,964	-		378,063
	Foreign currency translation	-	(2,627)	-		(2,627)
	Change in net unrealized appreciation/depreciation on:
	Investments	(1,453,015)	(4,068,396)	-		(5,521,411)
	Swap contracts	-	(20,310)	-		(20,310)
	Foreign currency	-	1,731	-		1,731
	Net Realized and Unrealized Loss on Investments	(5,479,849)	(13,400,683)	-		(18,880,532)
	Net Increase (Decrease) in Net Assets Resulting from Operations	($3,513,012)	$1,148,602	$ 0		($2,364,410)

(1)

The increase in the advisory fee reflects the higher fee charged by the Frontegra Total Return Bond Fund’s investment adviser, Frontegra Asset Management, Inc. (“FAM”), pursuant to the Investment Advisory Agreement between FAM and the Frontegra Total Return Bond Fund.

(2)

The adjustments to fund administration and accounting fees, custody fees and shareholder servicing fees reflect the elimination of duplicative costs as well as the application of the ongoing fee arrangements with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

(3)

The adjustments to audit fees, legal fees, registration fees, directors’ fees, reports to shareholders and other expenses reflect the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(4)	The adjustment to waiver and reimbursement of expenses by Adviser reflects the expense cap in place.
	The accompanying notes are an integral part of these financial statements.

4

PRO FORMA COMBINED STATEMENTS OF OPERATIONS
Frontegra Total Return Bond Fund
Columbus Core Plus Fund
Frontegra Columbus Core Plus Fund Pro Forma Combined
For the six months ended December 31, 2006 (Unaudited)
		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Adjustments		Frontegra Columbus Core Plus Fund Pro Forma Combined
	INVESTMENT INCOME:
	Interest	$3,437,957	$8,228,154	$ -		$11,666,111
		3,437,957	8,228,154	-		11,666,111

	EXPENSES:
	Investment advisory fees	233,429	634,564	33,347	(1)	901,340
	Fund administration and accounting fees	87,925	67,500	(74,023)	(2)	81,402
	Custody fees	26,423	23,594	(19,808)	(2)	30,209
	Audit fees	12,491	14,043	(12,491)	(3)	14,043
	Legal fees	59,207	13,520	(59,207)	(3)	13,520
	Federal and state registration fees	10,500	12,505	(10,500)	(3)	12,505
	Shareholder servicing fees	22,220	6,071	(22,220)	(2)	6,071
	Chief Compliance Officer expenses	-	3,067	-		3,067
	Directors’ fees and related expenses	11,604	2,940	(11,604)	(3)	2,940
	Reports to shareholders	5,018	1,945	(5,018)	(3)	1,945
	Other	11,392	5,459	(11,392)	(3)	5,459
	Total expenses before waiver	480,209	785,208	(192,916)		1,072,501
	Waiver and reimbursement of expenses by Adviser	(346,820)	(467,926)	192,916	(4)	(621,830)
	Net expenses	133,389	317,282	0		450,671
	Net Investment Income	3,304,568	7,910,872	0		11,215,440

	REALIZED AND UNREALIZED
	GAIN ON INVESTMENTS:
	Realized gain on:
	Investments	2,932,088	9,770,310	-		12,702,398
	Options	11,000	-	-		11,000
	Swap contracts	30,081	-	-		30,081
	Foreign currency translation	-	863	-		863
	Change in net unrealized appreciation/depreciation on:
	Investments	622,070	2,081,325	-		2,703,395
	Foreign currency	-	109,976	-		109,976
	Net Realized and Unrealized Gain on Investments	3,595,239	11,962,474	-		15,557,713
	Net Increase in Net Assets Resulting from Operations	$6,899,807	$19,873,346	$ 0		$26,773,153

(1)

The increase in the advisory fee reflects the higher fee charged by the Frontegra Total Return Bond Fund’s investment adviser, Frontegra Asset Management, Inc. `(“FAM”), pursuant to the Investment Advisory Agreement between FAM and the Frontegra Total Return Bond Fund.

`(2)

The adjustments to fund administration and accounting fees, custody fees and shareholder servicing fees reflect the elimination of duplicative costs as well as the application of the ongoing fee arrangements with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

(3)`

The adjustments to audit fees, legal fees, registration fees, directors’ fees, reports to shareholders and other expenses reflect the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(4)	The adjustment to waiver and reimbursement of expenses by Adviser reflects the expense cap in place.
	The accompanying notes are an integral part of these financial statements.

5

PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
Frontegra Investment Grade Bond Fund
Columbus Core Fund
Frontegra Columbus Core Fund Pro Forma Combined
December 31, 2006 (Unaudited)
	Columbus Core Fund	Frontegra Investment Grade Bond Fund	Adjustments	Frontegra Columbus Core Fund Pro Forma Combined
ASSETS:
Investments at value (cost $124,554,459)	$26,931,058	$96,765,791	$ -	$123,696,849
Repurchase Agreement (cost $1,275,000)	1,275,000	-	-	1,275,000
Interest receivable	204,463	739,938	-	944,401
Receivable for investments sold	11,038,150	44,882,493	-	55,920,643
Receivable for Fund shares sold	-	706,330	-	706,330
Receivable from Adviser	13,209	6,390	-	19,599
Other assets	6,197	13,025	-	19,222
Total assets	39,468,077	143,113,967	0	182,582,044

LIABILITIES:
Payable for investments purchased	15,626,397	56,351,525	-	71,977,922
Payable to Custodian	40,309	-	-	40,309
Accrued expenses	32,137	41,204	-	73,341
Total liabilities	15,698,843	56,392,729	-	72,091,572
Net Assets	$23,769,234	$86,721,238	$0	$110,490,472

NET ASSETS CONSIST OF:
Paid in capital	$24,182,034	$88,418,781	$ -	$112,600,815
Undistributed net investment income	4,378	520,493	-	524,871
Accumulated net realized loss	(233,094)	(1,544,510)	-	(1,777,604)
Net unrealized depreciation on investments	(184,084)	(673,526)	-	(857,610)
Net Assets	$23,769,234	$86,721,238	$0	$110,490,472

CAPITAL STOCK, $0.0001 AND $0.01 PAR VALUE, RESPECTIVELY
Issued and outstanding	2,418,901	8,513,025	(88,896)	10,843,030
Net Asset Value, Redemption Price and Offering Price Per Share	$9.83	$10.19	$0.00	$10.19

The accompanying notes are an integral part of these financial statements.

6

PRO FORMA COMBINED STATEMENTS OF OPERATIONS
Frontegra Investment Grade Bond Fund
Columbus Core Fund
Frontegra Columbus Core Fund Pro Forma Combined
For the twelve months ended June 30, 2006 (Unaudited)
		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Adjustments		Frontegra Columbus Core Fund Pro Forma Combined
	INVESTMENT INCOME:
	Interest	$1,020,061	$4,314,142	$ -		$5,334,203
		1,020,061	4,314,142	-		5,334,203

	EXPENSES:
	Investment advisory fees	80,275	412,159	16,055	(1)	508,489
	Fund administration and accounting fees	71,753	76,981	(68,601)	(2)	80,133
	Custody fees	38,424	40,197	(37,277)	(2)	41,344
	Legal fees	19,559	28,712	(19,559)	(3)	28,712
	Audit fees	15,751	24,900	(15,751)	(3)	24,900
	Federal and state registration fees	10,940	21,255	(10,940)	(3)	21,255
	Shareholder servicing fees	30,793	10,971	(30,793)	(2)	10,971
	Directors’ fees and related expenses	5,876	6,123	(5,876)	(3)	6,123
	Chief Compliance Officer expenses	-	5,548	-		5,548
	Reports to shareholders	5,977	1,505	(5,977)	(3)	1,505
	Other	11,564	6,376	(11,564)	(3)	6,376
	Total expenses before waiver	290,912	634,727	(190,283)		735,356
	Waiver and reimbursement of expenses by Adviser	(245,158)	(438,461)	190,283	(4)	(493,336)
	Net expenses	45,754	196,266	0		242,020
	Net Investment Income	974,307	4,117,876	0		5,092,183

	REALIZED AND UNREALIZED
	LOSS ON INVESTMENTS:
	Realized loss on investments	(656,846)	(3,050,529)	-		(3,707,375)
	Change in net unrealized appreciation/depreciation on investments	(354,159)	(1,221,096)	-		(1,575,255)
	Net Realized and Unrealized Loss on Investments	(1,011,005)	(4,271,625)	-		(5,282,630)
	Net Decrease in Net Assets Resulting from Operations	($36,698)	($153,749)	$0		($190,447)
(1)

  The increase in the advisory fee reflects the higher fee charged by the Frontegra Investment Grade Bond Fund’s investment adviser, Frontegra Asset Management, Inc. (“FAM”), pursuant to the Investment Advisory Agreement between FAM and the Frontegra Investment Grade Bond Fund.

(2)

The adjustments to fund administration and accounting fees, custody fees and shareholder servicing fees reflect the elimination of duplicative costs as well as the application of the ongoing fee arrangements with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

(3)

The adjustments to audit fees, legal fees, registration fees, directors’ fees, reports to shareholders and other expenses reflect the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(4)	The adjustment to waiver and reimbursement of expenses by Adviser reflects the expense cap in place.
	The accompanying notes are an integral part of these financial statements.

7

PRO FORMA COMBINED STATEMENTS OF OPERATIONS
Frontegra Investment Grade Bond Fund
Columbus Core Fund
Frontegra Columbus Core Fund Pro Forma Combined
For the six months ended December 31, 2006 (Unaudited)
		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Adjustments		Frontegra Columbus Core Fund Pro Forma Combined
	INVESTMENT INCOME:
	Interest	$577,959	$2,253,591	$ -		$2,831,550
		577,959	2,253,591	-		2,831,550

	EXPENSES:
	Investment advisory fees	40,603	192,027	8,121	(1)	240,751
	Fund administration and accounting fees	41,580	37,672	(39,451)	(2)	39,801
	Custody fees	19,741	20,597	(18,590)	(2)	21,748
	Legal fees	10,116	13,502	(10,116)	(3)	13,502
	Audit fees	12,456	13,286	(12,456)	(3)	13,286
	Federal and state registration fees	5,111	11,406	(5,111)	(3)	11,406
	Shareholder servicing fees	21,412	5,940	(21,412)	(2)	5,940
	Directors’ fees and related expenses	678	2,940	(678)	(3)	2,940
	Chief Compliance Officer expenses	-	3,067	-		3,067
	Reports to shareholders	1,334	1,227	(1,334)	(3)	1,227
	Other	3,578	1,829	(3,578)	(3)	1,829
	Total expenses before waiver	156,609	303,493	(104,605)		355,497
	Waiver and reimbursement of expenses by Adviser	(133,407)	(212,052)	104,605	(4)	(240,854)
	Net expenses	23,202	91,441	0		114,643
	Net Investment Income	554,757	2,162,150	0		2,716,907

	REALIZED AND UNREALIZED
	GAIN (LOSS) ON INVESTMENTS:
	Realized gain on investments	434,098	1,874,454	-		2,308,552
	Change in net unrealized appreciation/depreciation on investments	(387,966)	738,998	-		351,032
	Net Realized and Unrealized Gain on Investments	46,132	2,613,452	-		2,659,584
	Net Increase in Net Assets Resulting from Operations	$600,889	$4,775,602	$0		$5,376,491
(1)

The increase in the advisory fee reflects the higher fee charged by the Frontegra Investment Grade Bond Fund’s investment adviser, Frontegra Asset Management, Inc. (“FAM”), pursuant to the Investment Advisory Agreement between FAM and the Frontegra Investment Grade Bond Fund.

(2)

The adjustments to fund administration and accounting fees, custody fees and shareholder servicing fees reflect the elimination of duplicative costs as well as the application of the ongoing fee arrangements with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

(3)

The adjustments to legal fees, audit fees, registration fees, directors’ fees, reports to shareholders and other expenses reflect the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(4)	The adjustment to waiver and reimbursement of expenses by Adviser reflects the expense cap in place.
	The accompanying notes are an integral part of these financial statements.

8

Pro Forma Combined Schedule of Investments

Frontegra Total Return Bond Fund

Columbus Core Plus Fund

Frontegra Columbus Core Plus Fund Combined

As of December 31, 2006 (Unaudited)

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value

			ASSET BACKED SECURITIES 11.5%
			Americredit Automobile Receivables Trust
$ 390,000	$ 975,000	$ 1,365,000	2006-A-F, 5.610%, 03/06/2010 (e)	$ 390,576	$ 976,441	$ 1,367,017
			Bank One Issuance Trust
675,000	1,770,000	2,445,000	2004-4A, 5.240%, 02/16/2010 (c)(e)	675,204	1,770,535	2,445,739
			Capital One Auto Finance Trust
1,160,000	2,880,000	4,040,000	2006-B, 5.530%, 04/15/2009 (e)	1,160,949	2,882,355	4,043,304
			Carmax Auto Trust
590,000	1,475,000	2,065,000	2006-2, 5.290%, 06/15/2009 (e)	589,999	1,474,997	2,064,996
			Caterpillar Financial Asset Trust
570,000	1,495,000	2,065,000	2006-A, 5.590%, 02/25/2009 (e)	570,644	1,496,689	2,067,333
			Chase Credit Card Master Trust
1,530,000	3,810,000	5,340,000	2004-2, 5.390%, 09/15/2009 (e)	1,530,323	3,810,805	5,341,128
			Chase Issuance Trust
640,000	1,685,000	2,325,000	2004-10A, 5.220%, 07/15/2010 (c)(e)	640,248	1,685,654	2,325,902
			CIT Equipment Collateral Trust
883,020	2,172,450	3,055,470	2005-VT1, 4.120%, 08/20/2008 (e)	878,152	2,160,474	3,038,626
			Citibank Credit Card Issuance Trust
1,385,000	3,645,000	5,030,000	2003-A11, 4.650%, 10/15/2009 (c)(e)	1,385,745	3,646,961	5,032,706
			CNH Equipment Trust
408,059	1,022,054	1,430,113	2006-B, 5.393%, 10/15/2007 (e)	408,117	1,022,199	1,430,316
			Ford Credit Auto Trust
740,000	1,855,000	2,595,000	2006-B, 5.420%, 07/15/2009 (e)	740,447	1,856,120	2,596,567
			GS Auto Loan Trust
1,160,000	2,880,000	4,040,000	2006-1, 5.470%, 02/15/2009 (e)	1,160,957	2,882,377	4,043,334
			Hertz Vehicle Financing LLC
275,000	780,000	1,055,000	2005-2A, 5.080%, 11/25/2011 (Acquired Multiple Dates, Cost $1,054,877) (a)	273,258	775,060	1,048,318
379	2,714	3,093	1996-2, 7.275%, 08/25/2017	378	2,704	3,082
			Mid-State Trust
251,327	743,246	994,573	11, 4.864%, 07/15/2038	241,749	714,920	956,669
			Nissan Auto Receivables Owner Trust
440,000	1,095,000	1,535,000	2006-C, 5.520%, 01/15/2009 (e)	440,659	1,096,639	1,537,298
			SLM Student Loan Trust
695,000	1,625,000	2,320,000	2006-7, 5.337%, 04/25/2012 (c)(e)	694,740	1,624,392	2,319,132
213,926	562,817	776,743	2004-10, 5.397%, 01/25/2014 (c)(e)	213,921	562,806	776,727
			Target Credit Card Master Trust
1,465,000		1,465,000	2002-1, 5.490%, 06/27/2011 (c)(e)	1,466,043		1,466,043
			USAA Auto Owner Trust
329,189	719,018	1,048,207	2006-4, 5.340%, 12/13/2007 (e)	329,164	718,964	1,048,128

9

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
138,874	364,948	503,822	2006-1, 5.030%, 11/15/2008 (e)	138,768	364,670	503,438
1,260,000	3,055,000	4,315,000	2006-3, 5.470%, 04/15/2009 (e)	1,261,390	3,058,371	4,319,761
			Volkswagen Auto Trust
195,017	487,543	682,560	2006-A, 5.524%, 08/20/2007 (e)	195,101	487,752	682,853
			Total Asset Backed Securities	15,386,532	35,071,885	50,458,417
			(Cost $50,465,712)

			CORPORATE BONDS 15.0%
			Automobiles 1.1%
			Daimler Chrysler NA Holdings
470,000	1,185,000	1,655,000	5.875%, 03/15/2011	471,770	1,189,462	1,661,232
			Ford Motor Co.
145,000	310,000	455,000	8.360%, 12/15/2013	145,000	310,000	455,000
345,000	850,000	1,195,000	7.450%, 07/16/2031	270,825	667,250	938,075
			General Motors Corp.
600,000	1,300,000	1,900,000	7.740%, 11/27/2013	600,000	1,300,000	1,900,000
				1,487,595	3,466,712	4,954,307
			Chemicals 0.5%
255,000	625,000	880,000	9.500%, 10/15/2014 (Acquired Multiple Dates, Cost $876,241) (a)	248,625	609,375	858,000
			ICI Wilmington, Inc.
220,000	585,000	805,000	4.375%, 12/01/2008	215,861	573,995	789,856
			Lyondell Chemical Co.
120,000	290,000	410,000	8.250%, 09/15/2016	126,000	304,500	430,500
				590,486	1,487,870	2,078,356
			Commercial Banks 0.2%
			Credit Suisse First Boston London
126,000	829,000	955,000	7.900%, 05/01/2007 (Acquired Multiple Dates, Cost $963,665) (a)(b)	127,011	835,654	962,665

			Consumer Finance 1.2%
			Ford Motor Credit Co.
895,000	2,340,000	3,235,000	5.700%, 01/15/2010	857,949	2,243,131	3,101,080
			Residential Capital Corp.
650,000	1,565,000	2,215,000	6.375%, 06/30/2010	657,565	1,583,213	2,240,778
				1,515,514	3,826,344	5,341,858
			Diversified Financial Services 0.6%
			International Lease Finance Corp.
150,000	400,000	550,000	5.750%, 06/15/2011	152,679	407,143	559,822
			Pricoa Global Funding I
230,000	570,000	800,000	5.331%, 03/03/2009 (Acquired 03/01/2006, Cost $800,000) (a)(c)(e)	230,215	570,533	800,748
			Windsor Financing LLC
383,382	977,155	1,360,537	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $1,364,181) (a)	381,963	973,540	1,355,503
				764,857	1,951,216	2,716,073
			Diversified Telecommunication Services 1.4%
			AT&T Corp.
355,000	940,000	1,295,000	9.050%, 11/15/2011	384,350	1,017,716	1,402,066
			Deutsche Telekom International Finance B.V.

10

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
305,000	670,000	975,000	8.250%, 06/15/2030 (b)	374,949	823,658	1,198,607
			Telecom Italia Capital
780,000	1,950,000	2,730,000	6.200%, 07/18/2011 (b)	791,522	1,978,805	2,770,327
			Telefonos de Mexico, S.A. de C.V.
162,000	533,000	695,000	4.500%, 11/19/2008 (b)	159,078	523,386	682,464
				1,709,899	4,343,565	6,053,464
			Electric Utilities 3.6%
			Appalachian Power Co.
145,000	365,000	510,000	4.400%, 06/01/2010	140,083	352,624	492,707
165,000	425,000	590,000	5.550%, 04/01/2011	165,206	425,531	590,737
			CenterPoint Energy, Inc.
225,000	600,000	825,000	7.250%, 09/01/2010	237,066	632,175	869,241
			Cincinnati Gas & Electric Co.
	885,000	885,000	5.700%, 09/15/2012		893,300	893,300
			Commonwealth Edison Co.
970,000	2,310,000	3,280,000	5.950%, 08/15/2016	980,676	2,335,426	3,316,102
			Consumers Energy Co.
133,000	952,000	1,085,000	4.400%, 08/15/2009	129,571	927,453	1,057,024
			Entergy Gulf States Inc.
334,000	881,000	1,215,000	4.875%, 11/01/2011	321,186	847,200	1,168,386
			Entergy Louisiana LLC
124,000	561,000	685,000	5.500%, 04/01/2019	118,093	534,274	652,367
			Florida Power Corp.
335,000	855,000	1,190,000	4.500%, 06/01/2010	325,679	831,210	1,156,889
			Indianapolis Power & Light Co.
100,000	245,000	345,000	6.300%, 07/01/2013 (Acquired 10/17/2006, Cost $357,347) (a)	102,682	251,571	354,253
210,000	525,000	735,000	6.050%, 10/01/2036 (Acquired 10/02/2006, Cost $730,282) (a)	208,971	522,429	731,400
			Public Service Co. of Colorado
502,000	1,183,000	1,685,000	4.375%, 10/01/2008	493,906	1,163,926	1,657,832
			Public Service Electric & Gas
150,000	400,000	550,000	5.000%, 01/01/2013	146,828	391,542	538,370
			Southern California Edison Co.
360,000	935,000	1,295,000	4.740%, 02/02/2009 (c)	360,483	936,256	1,296,739
			Westar Energy Inc.
285,000	745,000	1,030,000	6.000%, 07/01/2014	291,753	762,653	1,054,406
				4,022,183	11,807,570	15,829,753
			Food & Staples Retailing 0.4%
			Albertson’s Inc.
170,000	450,000	620,000	8.000%, 05/01/2031	172,441	456,462	628,903
			Supervalu Inc.
250,000	680,000	930,000	7.500%, 11/15/2014	260,676	709,037	969,713
				433,117	1,165,499	1,598,616
			Gas Utilities 1.0%
			Alliance Pipeline U.S.
39,325	104,866	144,191	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $133,295) (a)	36,787	98,099	134,886

11

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
			Gulfstream Natural Gas
270,000	675,000	945,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $938,924) (a)	266,318	665,795	932,113
			Kinder Morgan, Inc.
345,000	885,000	1,230,000	6.500%, 09/01/2012	346,635	889,194	1,235,829
			Southern Star Cent Gas
245,000	640,000	885,000	6.000%, 06/01/2016 (Acquired Multiple Dates, Cost $878,099) (a)	246,531	644,000	890,531
			Transcontinental Gas Pipe Line
360,000	960,000	1,320,000	6.400%, 04/15/2016	363,600	969,600	1,333,200
				1,259,871	3,266,688	4,526,559
			Insurance 0.9%
			Jackson National Life Global Funding
235,000	575,000	810,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $809,328) (a)	233,164	570,507	803,671
			New York Life Global Funding
387,000	1,273,000	1,660,000	3.875%, 01/15/2009 (Acquired Multiple Dates, Cost $1,656,165) (a)	376,595	1,238,774	1,615,369
			Pacific Life Global Funding
120,000	715,000	835,000	3.750%, 01/15/2009 (Acquired Multiple Dates, Cost $832,353) (a)	116,738	695,566	812,304
			Protective Life Secured Trust
155,000	760,000	915,000	4.000%, 10/07/2009	149,988	735,423	885,411
				876,485	3,240,270	4,116,755
			Media 0.3%
			COX Communications, Inc.
455,000	999,000	1,454,000	4.625%, 06/01/2013	428,129	940,002	1,368,131

			Medical Supplies & Services 0.2%
			HCA Inc.
205,000	445,000	650,000	8.120%, 11/17/2013	207,563	450,563	658,126

			Multi-Utilities & Unregulated Power 2.2%
			AES Eastern Energy 1999-1
116,548	259,991	376,539	1999-1, 9.000%, 01/02/2017	130,533	291,190	421,723
			American Ref-Fuel Co. LLC
324,710	925,654	1,250,364	6.260%, 12/31/2015 (Acquired Multiple Dates, Cost $1,248,216) (a)	319,550	910,945	1,230,495
			Borger Energy Funding
285,278	701,502	986,780	7.260%, 12/31/2022 (Acquired Multiple Dates, Cost $950,581) (a)	277,877	683,305	961,182
			Duke Energy Ohio, Inc.
365,000		365,000	5.700%, 09/15/2012	368,423		368,423
			Edison Mission Energy Funding
436,407	1,426,767	1,863,174	7.330%, 09/15/2008 (Acquired Multiple Dates, Cost $1,852,170) (a)	438,044	1,432,117	1,870,161
			Homer City Funding LLC
301,500	787,500	1,089,000	8.137%, 10/01/2019	328,635	858,375	1,187,010
			Kern River Funding Corp.
256,200	663,600	919,800	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $893,193) (a)	248,719	644,223	892,942
			Kiowa Power Partners LLC
259,797	683,361	943,158	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $938,975) (a)	250,406	658,658	909,064

12

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
			Midwest Generation LLC
153,722	406,619	560,341	8.300%, 07/02/2009	158,141	418,310	576,451
37,566	79,306	116,872	8.560%, 01/02/2016	41,417	87,435	128,852
			Sithe/Independence Funding
320,675	784,925	1,105,600	8.500%, 06/30/2007	322,606	789,650	1,112,256
				2,884,351	6,774,208	9,658,559
			Oil, Gas & Consumable Fuels 0.9%
			Anadarko Petroleum Corp.
290,000	700,000	990,000	5.950%, 09/15/2016	290,607	701,465	992,072
290,000	700,000	990,000	6.450%, 09/15/2036	293,044	707,347	1,000,391
			Pemex Finance Ltd.
51,700	96,250	147,950	9.690%, 08/15/2009	55,860	103,994	159,854
			Sabine Pass LNG LP
310,000	700,000	1,010,000	7.250%, 11/30/2013 (Acquired 11/01/2006, Cost $1,010,000) (a)	308,063	695,625	1,003,688
			Texas Gas Transmission Corp.
190,000	415,000	605,000	4.600%, 06/01/2015	176,062	384,557	560,619
				1,123,636	2,592,988	3,716,624
			Paper & Forest Products 0.1%
			Abitibi-Consolidated, Inc.
112,000	398,000	510,000	8.500%, 08/01/2029 (b)	90,720	322,380	413,100

			Real Estate Investment Trusts 0.3%
			CPG Partners LP
330,000	855,000	1,185,000	3.500%, 03/15/2009	317,549	822,741	1,140,290

			Transportation 0.1%
			Burlington North Santa Fe
177,116	461,433	638,549	4.830%, 01/15/2023	168,379	438,670	607,049

			Total Corporate Bonds	18,007,345	47,732,940	65,740,285
			(Cost $65,787,187)

			FOREIGN GOVERNMENT NOTES/BONDS 1.5%
			Aid-Egypt
560,000	1,100,000	1,660,000	4.450%, 09/15/2015 (b)	541,134	1,062,941	1,604,075
			Aid-Israel
666,000	1,864,000	2,530,000	5.500%, 09/18/2023 (b)	692,759	1,938,892	2,631,651
			Quebec Province
700,000	1,835,000	2,535,000	5.000%, 03/01/2016	690,456	1,809,982	2,500,438
			Total Foreign Government Notes/Bonds	1,924,349	4,811,815	6,736,164
			(Cost $6,856,648)

13

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
			MORTGAGE BACKED SECURITIES 48.7%
			Banc of America Commercial Mortgage Inc.
865,000	2,270,000	3,135,000	Pool # 2004-2, 4.050%, 11/10/2038	829,692	2,177,342	3,007,034
1,260,000		1,260,000	Pool # 2005-5, 5.001%, 10/10/2045	1,249,836		1,249,836
440,000	1,110,000	1,550,000	Pool # 2005-6, 5.165%, 09/10/2047	439,230	1,108,056	1,547,286
			Capco America Securitization Corp.
85,129	274,880	360,009	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	85,048	274,619	359,667
			Commercial Mortgage Pass-Through Certificate
1,176,249	2,714,672	3,890,921	Pool # 2003-LB1A, 3.251%, 06/10/2038	1,113,722	2,570,365	3,684,087
			Credit Suisse First Boston Mortgage Securities Corp.
206,709	546,024	752,733	Pool # 2005-10, 5.000%, 09/25/2015	204,656	540,601	745,257
59,862	171,934	231,796	Pool # 2003-1, 7.000%, 02/25/2033 (e)	59,861	171,930	231,791
450,981	1,114,145	1,565,126	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	439,373	1,085,467	1,524,840
			FHLMC Pools
33,899	159,682	193,581	Pool # M80779, 5.000%, 11/01/2009	33,732	158,897	192,629
495,576	1,826,830	2,322,406	Pool # B14039, 4.000%, 05/01/2014	478,837	1,765,123	2,243,960
804,528	2,030,118	2,834,646	Pool # G11786, 5.000%, 10/01/2014	798,608	2,015,180	2,813,788
505,113	1,721,976	2,227,089	Pool # G11672, 5.000%, 03/01/2015	501,398	1,709,310	2,210,708
168,876	439,863	608,739	Pool # B19614, 5.000%, 07/01/2015	167,215	435,537	602,752
783,914	2,081,809	2,865,723	Pool # G11745, 5.000%, 07/01/2015	777,979	2,066,047	2,844,026
516,243	1,358,998	1,875,241	Pool #G11970, 5.000%, 04/01/2016	510,003	1,342,571	1,852,574
369,479	982,740	1,352,219	Pool # E01647, 4.000%, 05/01/2019	348,160	926,035	1,274,195
156,598	492,957	649,555	Pool # 2802, 4.500%, 02/15/2020 (e)	155,826	490,525	646,351
199,015	762,544	961,559	Pool # 2692, 3.500%, 01/15/2023 (e)	196,927	754,541	951,468
261,418	666,432	927,850	Pool # A45788, 6.500%, 05/01/2035	266,815	680,191	947,006
			FHLMC Remic
2,111,411	2,388,490	4,499,901	Series R001 4.375%, 04/15/2015	2,058,855	2,329,038	4,387,893
351,538	890,022	1,241,560	Series 2848, 5.000%, 06/15/2015 (e)	349,721	885,420	1,235,141
88,079	221,547	309,626	Series 2508, 4.500%, 03/15/2016	87,285	219,551	306,836
568,954	1,472,383	2,041,337	Series 2786, 4.000%, 08/15/2017	548,081	1,418,367	1,966,448
36,735	97,489	134,224	Series 2691, 4.000%, 01/15/2018 (e)	36,658	97,285	133,943
205,916	507,926	713,842	Series 2912, 5.500%, 12/15/2020 (e)	205,551	507,025	712,576
332,342	824,381	1,156,723	Series 2695, 3.500%, 11/15/2022 (e)	326,498	809,885	1,136,383
73,927	190,979	264,906	Series 2574, 4.500%, 05/15/2026 (e)	73,595	190,121	263,716
285,885	714,713	1,000,598	Series 2875, 5.500%, 05/15/2026	286,194	715,485	1,001,679
338,638	893,847	1,232,485	Series 2731, 4.500%, 11/15/2028	330,787	873,123	1,203,910
211,407	560,044	771,451	Series 2793, 4.500%, 09/15/2029	205,543	544,508	750,051
425,000	1,070,000	1,495,000	Series 3200, 5.000%, 12/15/2031	411,080	1,034,953	1,446,033
903,093	2,350,909	3,254,002	Series 2990, 4.500%, 02/15/2033	873,706	2,274,409	3,148,115
669,676	1,768,136	2,437,812	Series 3031, 4.500%, 08/15/2033	647,332	1,709,142	2,356,474
595,000	1,545,000	2,140,000	Series 3114, 5.000%, 09/15/2033	584,633	1,518,081	2,102,714
1,305,000	2,840,000	4,145,000	Series 3169, 5.000%, 06/15/2034	1,271,762	2,767,669	4,039,431
700,000	1,710,000	2,410,000	Series 3202, 4.500%, 03/15/2035	673,449	1,645,139	2,318,588
370,072	974,697	1,344,769	Series 3114, 5.000%, 02/15/2036	310,593	818,041	1,128,634

14

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
			FNMA Pools
558,049	1,684,805	2,242,854	Pool # 387219, 4.125%, 01/01/2010	540,196	1,630,903	2,171,099
134,626	459,974	594,600	Pool # 254659, 4.500%, 02/01/2013	131,973	450,908	582,881
697,526	1,863,322	2,560,848	Pool # 254758, 4.500%, 06/01/2013	683,413	1,825,619	2,509,032
167,302	894,752	1,062,054	Pool # 768008, 5.000%, 06/01/2013	165,883	887,145	1,053,028
203,353	524,150	727,503	Pool # 768009, 5.000%, 06/01/2013	201,624	519,702	721,326
238,183	891,900	1,130,083	Pool # 254806, 4.500%, 07/01/2013	233,331	873,732	1,107,063
363,745	1,063,610	1,427,355	Pool # 386341, 3.810%, 08/01/2013	339,225	991,911	1,331,136
361,254	893,629	1,254,883	Pool # 386441, 3.980%, 08/01/2013	343,608	849,978	1,193,586
103,761	492,161	595,922	Pool # 763019, 5.000%, 08/01/2013	102,880	487,985	590,865
527,974	1,114,910	1,642,884	Pool # 254909, 4.000%, 09/01/2013	510,620	1,078,263	1,588,883
185,290	484,355	669,645	Pool # 255450, 4.500%, 10/01/2014	181,128	473,474	654,602
345,731	847,283	1,193,014	Pool # 387265, 4.655%, 02/01/2015	334,485	819,724	1,154,209
750,965	2,364,149	3,115,114	Pool # 255639, 5.000%, 02/01/2015	744,048	2,342,374	3,086,422
412,243	1,044,348	1,456,591	Pool # 745659, 5.000%, 04/01/2016	408,445	1,034,729	1,443,174
443,476	1,159,185	1,602,661	Pool # 745444, 5.500%, 04/01/2016	444,795	1,162,633	1,607,428
1,954,983	5,365,677	7,320,660	Pool # 357312, 5.000%, 12/01/2017	1,921,475	5,291,584	7,213,059
188,208	473,371	661,579	Pool # 254759, 4.500%, 06/01/2018	181,534	457,773	639,307
884,422	2,405,876	3,290,298	Pool # 254865, 4.500%, 09/01/2018	855,281	2,326,601	3,181,882
599,147	1,561,306	2,160,453	Pool # 725546, 4.500%, 06/01/2019	577,902	1,508,007	2,085,909
9,482	67,814	77,296	Pool # 433043, 6.500%, 06/01/2028	9,733	69,605	79,338
7,945	56,684	64,629	Pool # 447704, 6.500%, 11/01/2028	8,154	58,181	66,335
3,544	25,466	29,010	Pool # 448235, 6.500%, 11/01/2028	3,638	26,139	29,777
10,308	73,566	83,874	Pool # 448635, 6.500%, 11/01/2028	10,581	75,510	86,091
565	4,058	4,623	Pool # 449012, 6.500%, 11/01/2028	580	4,165	4,745
4,271	30,174	34,445	Pool # 487778, 6.500%, 03/01/2029	4,381	30,949	35,330
341,365	868,462	1,209,827	Pool # 555203, 7.000%, 09/01/2032	350,362	891,349	1,241,711
399,707	874,360	1,274,067	Pool # 905211, 7.000%, 11/01/2036	410,283	897,494	1,307,777
555,911	1,215,132	1,771,043	Pool # 905410, 7.000%, 11/01/2036	570,619	1,247,282	1,817,901
981,825	2,142,604	3,124,429	Pool # 256527, 7.000%, 12/01/2036	1,007,802	2,199,294	3,207,096
			FNMA Remic
390,000	850,000	1,240,000	Series 1997-M5, 6.740%, 08/25/2007 (e)	391,420	853,095	1,244,515
404,012		404,012	6.250%, 01/25/2008	404,787		404,787
218,514	539,663	758,177	Series 2003-87, 3.500%, 04/25/2011 (e)	216,864	535,587	752,451
195,080	454,055	649,135	Series 2003-88, 3.500%, 04/25/2011 (e)	193,617	450,649	644,266
181,918	460,934	642,852	Series 2002-83, 5.000%, 11/25/2012 (e)	181,160	459,013	640,173
1,457,311	3,888,566	5,345,877	Series 2005-35, 4.000%, 08/25/2018	1,403,207	3,744,204	5,147,411
1,276,760	3,248,020	4,524,780	Series 2004-93, 4.250%, 04/25/2019	1,232,110	3,134,434	4,366,544
254,898	684,457	939,355	Series 2003-58, 3.500%, 10/25/2021 (e)	251,908	676,428	928,336
10,000	75,000	85,000	Series 1994-3, 5.500%, 01/25/2024	9,987	74,901	84,888
1,566,820	3,902,017	5,468,837	Series 2005-65, 4.500%, 08/25/2026	1,546,407	3,851,183	5,397,590
468,496	1,220,476	1,688,972	Series 2006-5, 5.130%, 11/25/2028 (c)(e)	469,121	1,222,105	1,691,226
693,963	1,803,328	2,497,291	Series 2005-95, 4.500%, 03/25/2033	669,892	1,740,776	2,410,668
253,695	627,562	881,257	Series 2003-W19, 5.500%, 11/25/2033 (e)	252,196	623,852	876,048
56,602		56,602	Series 2004-64, 5.000%, 03/25/2034	55,706		55,706
372,284	744,568	1,116,852	Series 2004-T2, 7.000%, 11/25/2043	383,646	767,292	1,150,938

15

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
			FNMA TBA
2,130,000		2,130,000	5.500%, 01/15/2022 (d)	2,129,335		2,129,335
2,935,000	6,410,000	9,345,000	6.000%, 01/15/2022 (d)	2,975,356	6,498,138	9,473,494
7,330,000	13,755,000	21,085,000	5.000%, 01/15/2037 (d)	7,071,163	13,269,283	20,340,446
2,950,000	6,445,000	9,395,000	5.000%, 01/15/2037 (d)	2,847,670	6,221,436	9,069,106
2,950,000	6,445,000	9,395,000	5.500%, 01/15/2037 (d)	2,914,969	6,368,466	9,283,435
2,965,000	6,470,000	9,435,000	6.500%, 01/15/2037 (d)	3,019,669	6,589,294	9,608,963
			GMAC Commercial Mortgage Securities Inc.
892,663	2,526,910	3,419,573	Pool # 2003-C1, 3.337%, 05/10/2036	847,467	2,398,973	3,246,440
			GNMA Pools
491	5,015	5,506	Pool # 331001, 8.250%, 07/15/2007	493	5,044	5,537
1,767	18,109	19,876	Pool # 36629, 9.500%, 10/15/2009	1,833	18,785	20,618
485,604	1,276,755	1,762,359	Pool # 2005-21, 5.000%, 03/20/2035	441,111	1,159,774	1,600,885
			Greenwich Capital Commercial Funding Corp.
800,000	2,085,000	2,885,000	Pool # 2005-GG5, 5.117%, 04/10/2037	797,155	2,077,586	2,874,741
			LB-UBS Commercial Mortgage Trust
275,000	715,000	990,000	Pool # 2005-C5, 4.885%, 09/15/2030	272,349	708,108	980,457
1,220,000	3,080,000	4,300,000	Pool # 2005-C7, 5.103%, 11/15/2030	1,215,490	3,068,613	4,284,103
			Master Alternative Loans Trust
229,302	715,324	944,626	Pool # 2004-6, 4.500%, 07/25/2014	224,853	701,444	926,297
			Master Asset Securitization Trust
200,402	579,245	779,647	Pool # 2004-3, 4.750%, 01/25/2014	197,429	570,652	768,081
47,726	151,927	199,653	Pool # 2003-11, 4.000%, 12/25/2033 (e)	47,479	151,142	198,621
			Merrill Lynch Commercial Mortgage Trust
313,738	771,272	1,085,010	Pool # 2002-MW1, 4.929%, 07/12/2034 (e)	312,369	767,907	1,080,276
456,705	1,141,762	1,598,467	Pool # 2006-3, 4.711%, 07/12/2046	450,106	1,125,266	1,575,372
			Morgan Stanley Capital I
324,351	957,241	1,281,592	Pool # 2003-IQ4, 3.270%, 05/15/2040	311,202	918,434	1,229,636
			Nomura Asset Acceptance Corp.
86,676	221,173	307,849	Pool # 2005-AP3, 5.211%, 08/25/2035 (c)(e)	86,697	221,227	307,924
			Wachovia Bank Commercial Mortgage Trust
542,212	991,024	1,533,236	Pool # 2003-C5, 2.986%, 06/15/2035	508,524	929,451	1,437,975
739,032	1,836,246	2,575,278	Pool # 2003-C7, 4.241%, 10/15/2035 (Acquired 09/26/2006, Cost $2,513,613) (a)	718,786	1,785,940	2,504,726
			Wells Fargo Mortgage Backed Securities Trust
1,208,903	3,162,093	4,370,996	Pool # 2006-3, 5.500%, 03/25/2036	1,204,948	3,151,748	4,356,696
			Total Mortgage Backed Securities	65,474,701	147,982,822	213,457,523
			(Cost $214,416,245)

			SUPRANATIONAL ISSUE 0.3%
			European Investment Bank
350,000	920,000	1,270,000	4.875%, 02/15/2036 (b)	330,262	868,118	1,198,380
			Total Supranational Issue	330,262	868,118	1,198,380
			(Cost $1,259,547)

16

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value

			U.S. GOVERNMENT AGENCY ISSUE 3.0%
4,185,000	9,120,000	13,305,000	5.125%, 04/16/2008	4,183,551	9,116,844	13,300,395
			Total U.S. Government Agency Issue	4,183,551	9,116,844	13,300,395
			(Cost $13,315,348)

			U.S. TREASURY OBLIGATIONS 32.0%
			U.S. Treasury Bonds 7.6%
9,820,000	21,440,000	31,260,000	5.250%, 02/15/2029	10,298,726	22,485,200	32,783,926
210,000	480,000	690,000	4.500%, 02/15/2036	199,697	456,450	656,147
				10,498,423	22,941,650	33,440,073
			U.S. Treasury Notes 23.3%
5,655,000	12,335,000	17,990,000	4.875%, 10/31/2008	5,657,652	12,340,785	17,998,437
2,375,000		2,375,000	4.380%, 12/15/2008	2,312,193		2,312,193
3,525,000	7,755,000	11,280,000	4.750%, 12/31/2008	3,520,869	7,745,911	11,266,780
9,585,000	20,100,000	29,685,000	4.500%, 11/30/2011	9,499,636	19,920,990	29,420,626
1,050,000		1,050,000	4.250%, 08/15/2015	1,016,039		1,016,039
12,440,000	27,135,000	39,575,000	4.875%, 08/15/2016	12,588,696	27,459,345	40,048,041
				34,595,085	67,467,031	102,062,116
			U.S. Treasury Inflation Index Notes 1.1%
716,893	1,576,707	2,293,600	2.375%, 04/15/2011	714,037	1,570,425	2,284,462
704,591	1,549,659	2,254,250	2.500%, 07/15/2016	709,930	1,561,402	2,271,332
				1,423,967	3,131,827	4,555,794
			Total U.S. Treasury Obligations	46,517,475	93,540,508	140,057,983
			(Cost $141,530,890)

			REPURCHASE AGREEMENT 1.8%
			Agreement with UMB Bank, N.A., 4.98%, dated 12/29/2006, to
			be repurchased at $7,740,281 on 1/2/2007, collateralized
			by one U.S. Government Agency Obligation maturing 1/15/2008,
7,736,000		7,736,000	with an aggregate market value of $7,891,110.	7,736,000		7,736,000

			Total Repurchase Agreement	7,736,000		7,736,000
			(Cost $7,736,000)

			SHORT TERM INVESTMENTS 1.5%
			US Government Agency Issues (f) 0.8%
	3,636,000	3,636,000	Federal Home Loan Bank Discount Note, 0.00%, 01/02/2007 (e)		3,635,533	3,635,533

			Variable Rate Demand Notes (g) 0.7%
	1,516,820	1,516,820	American Family Financial Services Inc., 4.595%, 12/31/2031 (e)		1,516,820	1,516,820
	1,544,169	1,544,169	Wisconsin Corporate Central Credit Union, 4.869%, 12/31/2031 (e)		1,544,169	1,544,169
					3,060,989	3,060,989

17

Principal Amount				Value

Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined		Columbus Core Plus Fund	Frontegra Total Return Bond Fund	Frontegra Columbus Core Plus Fund Pro Forma Combined Value
			Money Market 0.0%
868		868	UMB Bank Money Market Fiduciary	868		868

			Total Short Term Investments	868	6,696,522	6,697,390
			(Cost $6,697,390)

			Total Investments 115.3%	159,561,083	345,821,454	505,382,537
			(Cost $508,064,967)

			Liabilities in Excess of Other Assets (15.3)%	(22,739,433)	(44,310,413)	(67,049,846)

			TOTAL NET ASSETS 100.0%	$136,821,650	$301,511,041	$438,332,691

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of these securities amounted to $20,672,019 (4.7% of net assets) at December 31, 2006.

(b)

U.S.-dollar denominated security of foreign issuer.

(c)

Adjustable Rate.

(d)

When-issued security.

(e)

Security marked as segregated to cover when-issued security.

(f)

The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(g)

Variable rate demand notes are considered short-term obligations and are payable upon demand.  Interest rates change periodically on specified dates.  The rates listed are as of December 31, 2006.

The accompanying notes are an integral part of these financial statements.

18

Pro Forma Combined Schedule of Investments

Frontegra Investment Grade Bond Fund

Columbus Core Fund

Frontegra Columbus Core Fund Combined

As of December 31, 2006 (Unaudited)

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value
			ASSET BACKED SECURITIES 12.4%
			Americredit Automobile Receivables Trust
$ 70,000	$ 300,000	$ 370,000	2006-A-F, 5.610%, 03/08/2010 (e)	$ 70,103	$ 300,443	$ 370,546
			Bank One Issuance Trust
125,000		125,000	2004-4A, 5.240%, 02/16/2010 (c)(e)	125,038		125,038
			Burlington North Santa Fe
11,304	45,216	56,520	1996-B, 6.960%, 03/22/2009	11,465	45,859	57,324
142,282	647,262	789,544	2004-1, 4.575%, 01/15/2021	137,204	624,162	761,366
			Capital One Auto Finance Trust
205,000	885,000	1,090,000	2006-B, 5.530%, 05/15/2009 (e)	205,168	885,724	1,090,892
			Carmax Auto Trust
105,000	395,000	500,000	2006-2, 5.290%, 06/15/2009 (e)	105,000	394,999	499,999
			Caterpillar Financial Asset Trust
105,000	475,000	580,000	2006-A, 5.590%, 02/25/2009 (e)	105,119	475,536	580,655
			Chase Credit Card Master Trust
270,000	1,175,000	1,445,000	2004-2, 5.390%, 09/15/2009 (e)	270,056	1,175,248	1,445,304
			Chase Issuance Trust
120,000	530,000	650,000	2004-10A, 5.220%, 07/15/2010 (c)(e)	120,047	530,206	650,253
			CIT Equipment Collateral Trust
155,175	665,036	820,211	2005-VT1, 4.120%, 08/20/2008 (e)	154,320	661,370	815,690
			Citibank Credit Card Issuance Trust
260,000		260,000	2003-A11, 4.650%, 10/15/2009 (c)(e)	260,140		260,140
			CNH Equipment Trust
72,459	274,582	347,041	2006-B, 5.393%, 10/15/2007 (e)	72,469	274,621	347,090
			Ford Credit Auto Trust
130,000	565,000	695,000	2006-B, 5.420%, 07/15/2009 (e)	130,079	565,341	695,420
			GS Auto Loan Trust
205,000	885,000	1,090,000	2006-1, 5.470%, 02/15/2009 (e)	205,169	885,730	1,090,899
			Hertz Vehicle Financing LLC
55,000	240,000	295,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005, Cost $294,952) (a)	54,652	238,480	293,132
			Keystone Owner Trust
13,521	56,388	69,909	1998-P1, 7.530%, 05/25/2025 (Acquired Multiple Dates, Cost $72,742) (a)	13,470	56,172	69,642
			Mid-State Trust
59,359	250,064	309,423	11, 4.864%, 07/15/2038	57,096	240,534	297,630
			Nissan Auto Receivables Owner Trust
75,000	335,000	410,000	2006-C, 5.520%, 01/15/2009 (e)	75,112	335,502	410,614
			PF Export Receivables Master Trust
85,221	356,101	441,322	2003-B, 3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $438,824) (a)	79,873	333,756	413,629
			SLM Student Loan Trust
100,000	475,000	575,000	2006-7, 5.337%, 04/25/2012 (c)(e)	99,963	474,822	574,785
39,480	179,036	218,516	2004-10, 5.397%, 01/25/2014 (c)(e)	39,479	179,033	218,512
			Target Credit Card Master Trust
260,000		260,000	2002-1, 5.490%, 06/27/2011 (c)(e)	260,185		260,185
			Union Pacific Corp.
101,820	484,124	585,944	2004-1, 5.404%, 07/02/2025	101,476	482,488	583,964

19

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value

			USAA Auto Owner Trust
56,309	212,240	268,549	2006-4, 5.340%, 12/13/2007 (e)	56,304	212,224	268,528
25,837	116,266	142,103	2006-1, 5.030%, 11/15/2008 (e)	25,817	116,178	141,995
220,000	925,000	1,145,000	2006-3, 5.470%, 04/15/2009 (e)	220,243	926,021	1,146,264
			Volkswagen Auto Trust
35,003	150,013	185,016	2006-A, 5.524%, 08/20/2007 (e)	35,018	150,078	185,096
			Total Asset Backed Securities	3,090,065	10,564,527	13,654,592
			(Cost $13,851,637)

			CORPORATE BONDS 12.6%
			Automobiles 0.4%
			Daimler Chrysler NA Holdings
85,000	375,000	460,000	5.875%, 03/15/2011	85,320	376,412	461,732

			Chemicals 0.2%
			ICI Wilmington Inc.
43,000	187,000	230,000	4.375%, 12/01/2008	42,191	183,482	225,673

			Commercial Banks 0.3%
			Credit Suisse First Boston London
53,000	217,000	270,000	7.900%, 05/01/2007 (Acquired Multiple Dates, $271,982) (a)(b)	53,425	218,742	272,167

			Consumer Finance 0.6%
			Residential Capital Corp.
95,000	300,000	395,000	6.375%, 06/30/2010	96,106	303,491	399,597
55,000	200,000	255,000	6.000%, 02/22/2011	54,896	199,622	254,518
				151,002	503,113	654,115
			Diversified Financial Services 0.4%
			Pricoa Global Funding I
50,000	130,000	180,000	5.331%, 03/03/2009 (Acquired 03/01/2006, Cost $180,000) (a)(c)(e)	50,047	130,121	180,168
			Windsor Financing LLC
	308,575	308,575	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $307,883) (a)		307,434	307,434
				50,047	437,555	487,602
			Diversified Telecommunication Services 1.3%
			AT&T Corp.
55,000	200,000	255,000	7.300%, 11/15/2011	59,547	216,535	276,082
			Deutsche Telekom International Finance B.V.
55,000	200,000	255,000	8.250%, 06/15/2030 (b)	67,614	245,868	313,482
			Telecom Italia Capital
135,000	525,000	660,000	6.200%, 07/18/2011 (b)	136,994	532,756	669,750
			Telefonos de Mexico, S.A. de C.V.
38,000	157,000	195,000	4.500%, 11/19/2008 (b)	37,315	154,168	191,483
				301,470	1,149,327	1,450,797
			Electric Utilities 4.0%
			Appalachian Power Co.
30,000	75,000	105,000	4.400%, 06/01/2010	28,983	72,457	101,440
30,000	80,000	110,000	5.550%, 04/01/2011	30,038	80,100	110,138
			CenterPoint Energy, Inc.
40,000	180,000	220,000	6.500%, 02/01/2008	40,316	181,422	221,738
			Cincinnati Gas & Electric Co.
	235,000	235,000	5.700%, 09/15/2012		237,204	237,204

20

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value

			Commonwealth Edison Co.
165,000	560,000	725,000	5.950%, 08/15/2016	166,815	566,164	732,979
			Consumers Energy Co.
69,000	156,000	225,000	4.400%, 08/15/2009	67,221	151,977	219,198
			Entergy Arkansas Inc.
78,000	322,000	400,000	5.000%, 07/01/2018	71,261	294,178	365,439
			Entergy Gulf States Inc.
43,000	172,000	215,000	4.875%, 11/01/2011	41,350	165,401	206,751
			Entergy Louisiana LLC
5,000	30,000	35,000	5.500%, 04/01/2019	4,762	28,571	33,333
			Florida Power Corp.
65,000	130,000	195,000	4.500%, 06/01/2010	63,191	126,383	189,574
			FPL Energy Virginia Funding Corp.
34,393	151,903	186,296	7.520%, 06/30/2019 (Acquired 02/10/2006, Cost $199,692) (a)	36,631	161,786	198,417
			Indianapolis Power & Light Co.
15,000	65,000	80,000	6.300%, 07/01/2013 (Acquired 10/17/2006, Cost $82,878) (a)	15,402	66,743	82,145
35,000	140,000	175,000	6.050%, 10/01/2036 (Acquired 10/02/2006, Cost $173,876) (a)	34,829	139,315	174,144
			Public Service Co. of Colorado
121,000	504,000	625,000	4.375%, 10/01/2008	119,049	495,874	614,923
			Public Service Electric & Gas
80,000	370,000	450,000	5.000%, 01/01/2013	78,308	362,177	440,485
			Southern California Edison Co.
65,000	290,000	355,000	4.740%, 02/02/2009 (c)	65,087	290,389	355,476
			Westar Energy Inc.
55,000	110,000	165,000	6.000%, 07/01/2014	56,303	112,607	168,910
				919,546	3,532,748	4,452,294

			Gas Utilities 1.4%
			Alliance Pipeline U.S.
83,019	380,139	463,158	4.591%, 12/31/2025 (Acquired 04/27/2006, Cost $428,195) (a)	77,662	355,609	433,271
			Gulfstream Natural Gas
45,000	180,000	225,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $225,645) (a)	44,386	177,545	221,931
			Northern Natural Gas Co.
115,000	505,000	620,000	5.375%, 10/31/2012 (Acquired 04/05/2006, Cost $615,079) (a)	113,978	500,514	614,492
			Southern Star Cent Gas
70,000	190,000	260,000	6.000%, 06/01/2016 (Acquired 04/06/2006, Cost $259,124) (a)	70,438	191,187	261,625
				306,464	1,224,855	1,531,319
			Insurance 1.1%
			Jackson National Life Global Funding
50,000	130,000	180,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $179,851) (a)	49,609	128,984	178,593
			New York Life Global Funding
84,000	351,000	435,000	3.875%, 01/15/2009 (Acquired Multiple Dates, Cost $434,263) (a)	81,742	341,563	423,305
			Pacific Life Global Funding
51,000	184,000	235,000	3.750%, 01/15/2009 (Acquired Multiple Dates, Cost $234,067) (a)	49,614	178,999	228,613
			Protective Life Secured Trust
71,000	289,000	360,000	4.000%, 10/07/2009	68,704	279,654	348,358
				249,669	929,200	1,178,869
			Media 0.3%
			COX Communications, Inc.
75,000	300,000	375,000	4.625%, 06/01/2013	70,571	282,283	352,854

21

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value
			Multi-Utilities & Unregulated Power 1.1%
			American Ref-Fuel Co. LLC
76,945	323,171	400,116	6.260%, 12/31/2015 (Acquired Multiple Dates, Cost $402,311) (a)	75,723	318,036	393,759
			Duke Energy Ohio, Inc.
60,000		60,000	5.700%, 09/15/2012	60,563		60,563
			Kern River Funding Corp.
46,200	197,400	243,600	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $236,972) (a)	44,851	191,636	236,487
			Kiowa Power Partners LLC
99,460	414,990	514,450	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $514,984) (a)	95,865	399,988	495,853
				277,002	909,660	1,186,662
			Oil, Gas & Consumable Fuels 0.8%
			Anadarko Petroleum Corp.
50,000	90,000	140,000	5.950%, 09/15/2016	50,105	90,188	140,293
50,000	105,000	155,000	6.450%, 09/15/2036	50,525	106,102	156,627
			Pemex Finance Ltd.
38,500	167,750	206,250	9.690%, 08/15/2009	41,598	181,247	222,845
			Texas Gas Transmission Corp.
90,000	330,000	420,000	4.600%, 06/01/2015	83,398	305,792	389,190
				225,626	683,329	908,955
			Transportation 0.7%
			Burlington North Santa Fe
134,187	567,419	701,606	6.230%, 07/02/2018	139,735	590,882	730,617

			Total Corporate Bonds	2,872,068	11,021,588	13,893,656
			(Cost $13,863,709)

			FOREIGN GOVERNMENT NOTES/BONDS 1.7%
			Aid-Egypt
105,000	435,000	540,000	4.450%, 09/15/2015 (b)	101,463	420,345	521,808
			Aid-Isreal
134,000	546,000	680,000	5.500%, 09/18/2023 (b)	139,384	567,937	707,321
			Quebec Province
130,000	580,000	710,000	5.000%, 03/01/2016 (b)	128,228	572,092	700,320

			Total Foreign Government Notes/Bonds	369,075	1,560,374	1,929,449
			(Cost $1,968,465)

			MORTGAGE BACKED SECURITIES 54.5%
			Banc of America Commercial Mortgage Inc.
160,000	725,000	885,000	Pool # 2004-2, 4.050%, 11/10/2038	153,469	695,407	848,876
235,000	970,000	1,205,000	Pool # 2005-5, 5.001%, 10/10/2045	233,104	962,175	1,195,279
80,000	345,000	425,000	Pool # 2005-6, 5.165%, 09/10/2047	79,860	344,396	424,256
			Capco America Securitization Corp.
13,334	60,944	74,278	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	13,321	60,886	74,207
			Commercial Mortgage Pass-Through Certificate
211,268	881,779	1,093,047	Pool # 2003-LB1A, 3.251%, 06/10/2038	200,037	834,905	1,034,942
			Credit Suisse First Boston Mortgage Securities Corp.
39,002	171,608	210,610	Pool # 2005-10, 5.000%, 09/25/2015	38,614	169,903	208,517
13,631	56,775	70,406	Pool # 2003-1, 7.000%, 02/25/2033 (e)	13,631	56,774	70,405
77,975	338,142	416,117	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	75,968	329,439	405,407

22

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value
			FHLMC Pools
5,002	21,129	26,131	Pool # 25, 6.500%, 12/25/2008 (e)	5,000	21,119	26,119
87,164	351,662	438,826	Pool # 2775, 3.000%, 11/15/2013	84,869	342,402	427,271
58,303	550,640	608,943	Pool # B14039, 4.000%, 05/01/2014	56,334	532,041	588,375
150,379	624,073	774,452	Pool # G11786, 5.000%, 10/01/2014	149,273	619,481	768,754
147,936	662,348	810,284	Pool # B18639, 4.000%, 01/01/2015	142,591	638,419	781,010
118,078	455,914	573,992	Pool # G11672, 5.000%, 03/01/2015	117,210	452,560	569,770
147,908	133,530	281,438	Pool # B19614, 5.000%, 07/01/2015	146,788	132,216	279,004
31,419	610,122	641,541	Pool # G11745, 5.000%, 07/01/2015	31,110	605,502	636,612
97,071	427,996	525,067	Pool # G11970, 5.000%, 04/01/2016	95,898	422,823	518,721
68,563	312,344	380,907	Pool # E01647, 4.000%, 05/01/2019	64,607	294,321	358,928
35,499	148,290	183,789	Pool # 2802, 4.500%, 02/15/2020 (e)	35,324	147,558	182,882
55,363	225,368	280,731	Pool # 2692, 3.500%, 01/15/2023 (e)	54,782	223,003	277,785
51,547	198,825	250,372	Pool # A45788, 6.500%, 05/01/2035	52,611	202,930	255,541
			FHLMC Remic
189,396	715,495	904,891	Series R001, 4.375%, 04/15/2015	184,681	697,685	882,366
65,024	276,354	341,378	Series 2848, 5.000%, 06/15/2015 (e)	64,688	274,925	339,613
17,832	67,005	84,837	Series 2508, 4.500%, 03/15/2016	17,671	66,401	84,072
106,894	465,508	572,402	Series 2786, 4.000%, 08/15/2017	102,973	448,430	551,403
7,418	28,258	35,676	Series 2691, 4.000%, 01/15/2018 (e)	7,402	28,199	35,601
36,607	155,581	192,188	Series 2912, 5.500%, 12/15/2020 (e)	36,542	155,305	191,847
48,914	188,245	237,159	Series 2827, 5.000%, 01/15/2021 (e)	48,726	187,522	236,248
56,110	220,123	276,233	Series 2695, 3.500%, 11/15/2022 (e)	55,123	216,252	271,375
13,553	60,374	73,927	Series 2574, 4.500%, 05/15/2026 (e)	13,492	60,103	73,595
63,002	279,573	342,575	Series 2731, 4.500%, 11/15/2028	61,542	273,091	334,633
37,089	163,192	200,281	Series 2793, 4.500%, 09/15/2029	36,060	158,665	194,725
167,239	740,632	907,871	Series 2990, 4.500%, 02/15/2033	161,797	716,531	878,328
125,263	549,230	674,493	Series 3031, 4.500%, 08/15/2033	121,084	530,905	651,989
110,000	490,000	600,000	Series 3114, 5.000%, 09/15/2033	108,083	481,462	589,545
225,000	850,000	1,075,000	Series 3169, 5.000%, 06/15/2034	219,270	828,352	1,047,622
120,000	455,000	575,000	Series 3202, 4.500%, 03/15/2035	115,448	437,742	553,190
67,760	307,525	375,285	Series 3114, 5.000%, 02/15/2036	56,869	258,099	314,968
			FNMA Pools
129,824	528,984	658,808	Pool # 387219, 4.125%, 01/01/2010	125,671	512,060	637,731
366,000	1,644,000	2,010,000	Pool # 385537, 4.745%, 11/01/2012	355,718	1,597,817	1,953,535
31,787	121,538	153,325	Pool # 254659, 4.500%, 02/01/2013	31,160	119,142	150,302
131,257	576,025	707,282	Pool # 254758, 4.500%, 06/01/2013	128,602	564,369	692,971
65,525	273,396	338,921	Pool # 768008, 5.000%, 06/01/2013	64,968	271,072	336,040
38,199	160,049	198,248	Pool # 768009, 5.000%, 06/01/2013	37,875	158,691	196,566
63,172	259,709	322,881	Pool # 254806, 4.500%, 07/01/2013	61,886	254,418	316,304
81,037	333,357	414,394	Pool # 386341, 3.810%, 08/01/2013	75,574	310,885	386,459
61,793	270,941	332,734	Pool # 386441, 3.980%, 08/01/2013	58,775	257,706	316,481
35,522	149,097	184,619	Pool # 763019, 5.000%, 08/01/2013	35,220	147,832	183,052
80,402	337,689	418,091	Pool # 254909, 4.000%, 09/01/2013	77,759	326,589	404,348
35,758	152,783	188,541	Pool # 255450, 4.500%, 10/01/2014	34,955	149,351	184,306
58,433	258,081	316,514	Pool # 387265, 4.655%, 02/01/2015	56,533	249,686	306,219
159,928		159,928	Pool # 255639, 5.000%, 02/01/2015	158,455		158,455
98,841	444,786	543,627	Pool # 745456, 5.500%, 03/01/2016	98,970	445,365	544,335
73,288	329,794	403,082	Pool # 745659, 5.000%, 04/01/2016	72,613	326,756	399,369
83,426	368,832	452,258	Pool # 745444, 5.500%, 04/01/2016	83,674	369,929	453,603
372,951	1,347,434	1,720,385	Pool # 357312, 5.000%, 12/01/2017	366,558	1,328,828	1,695,386

23

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value
34,220	148,285	182,505	Pool # 254759, 4.500%, 06/01/2018	33,006	143,399	176,405
182,451	695,787	878,238	Pool # 254865, 4.500%, 09/01/2018	176,439	672,860	849,299
112,781	493,415	606,196	Pool # 725546, 4.500%, 06/01/2019	108,782	476,571	585,353
64,155	263,549	327,704	Pool # 555203, 7.000%, 09/01/2032	65,845	270,495	336,340
62,097	277,048	339,145	Pool # 386320, 4.550%, 10/01/2033	56,015	249,915	305,930
98,391	259,810	358,201	Pool # 905211, 7.000%, 11/01/2036	100,994	266,684	367,678
69,949	359,128	429,077	Pool # 905410, 7.000%, 11/01/2036	71,800	368,630	440,430
169,280	638,428	807,708	Pool # 256527, 7.000%, 12/01/2036	173,759	655,320	829,079
			FNMA Remic
65,000	255,000	320,000	Series 1997-M5, 6.740%, 08/25/2007 (e)	65,237	255,929	255,929
31,947	165,541	197,488	Series 2003-87, 3.500%, 04/25/2011 (e)	31,707	164,291	164,291
36,419	134,585	171,004	Series 2003-88, 3.500%, 04/25/2011 (e)	36,144	133,575	133,575
36,830	139,508	176,338	Series 2002-83, 5.000%, 11/25/2012 (e)	36,677	138,926	138,926
270,540	1,136,269	1,406,809	Series 2005-35, 4.000%, 08/25/2018	260,498	1,094,086	1,094,086
238,516	992,645	1,231,161	Series 2004-93, 4.250%, 04/25/2019	230,174	957,932	957,932
53,328	186,403	239,731	Series 2003-58, 3.500%, 10/25/2021 (e)	52,702	184,217	184,217
273,943	1,042,320	1,316,263	Series 2005-65, 4.500%, 08/25/2026	270,375	1,028,741	1,028,741
89,521	384,942	474,463	Series 2006-5, 5.130%, 11/25/2028 (c)(e)	89,641	385,456	385,456
127,064	571,787	698,851	Series 2005-95, 4.500%, 03/25/2033	122,656	551,953	551,953
43,395	193,609	237,004	Series 2003-W19, 5.500%, 11/25/2033 (e)	43,139	192,465	192,465
60,241	251,070	311,311	Series 2004-64, 5.000%, 03/25/2034	59,287	247,095	247,095
57,368	239,645	297,013	Series 2004-T2, 7.000%, 11/25/2043	59,119	246,959	246,959
			FNMA TBA
325,000	985,000	1,310,000	5.500%, 01/15/2022 (d)	324,899	984,693	1,309,592
510,000	1,905,000	2,415,000	6.000%, 01/15/2022 (d)	517,012	1,931,194	2,448,206
510,000	3,280,000	3,790,000	5.000%, 01/15/2037 (d)	492,309	3,164,176	3,656,485
1,280,000	1,910,000	3,190,000	5.000%, 01/15/2037 (d)	1,234,800	1,843,746	3,078,546
510,000	1,910,000	2,420,000	5.500%, 01/15/2037 (d)	503,944	1,887,319	2,391,263
510,000	1,920,000	2,430,000	6.500%, 01/15/2037 (d)	519,402	1,955,401	2,474,803
			GMAC Commercial Mortgage Securities Inc.
204,687	770,013	974,700	Pool # 2003-C1, 3.337%, 05/10/2036	194,324	731,028	925,352
			GNMA Pool
87,300	403,760	491,060	Pool # 2005-21, 5.000%, 03/20/2035	79,301	366,766	446,067
			Greenwich Capital Commercial Funding Corp.
155,000	635,000	790,000	Pool # 2005-GG5, 5.117%, 04/10/2037	154,449	632,742	787,191
			LB-UBS Commercial Mortgage Trust
50,000	220,000	270,000	Pool # 2005-C5, 4.885%, 09/15/2030	49,518	217,879	267,397
225,000	945,000	1,170,000	Pool # 2005-C7, 5.103%, 11/15/2030	224,168	941,506	1,165,674
			Master Alternative Loans Trust
52,341	221,825	274,166	Pool # 2004-6, 4.500%, 07/25/2014	51,325	217,521	268,846
			Master Asset Securitization Trust
41,179	175,695	216,874	Pool # 2004-3, 4.750%, 01/25/2014	40,568	173,089	213,657
11,931	45,340	57,271	Pool # 2003-11, 4.000%, 12/25/2033 (e)	11,870	45,105	56,975
			Merrill Lynch Commercial Mortgage Trust
52,290	235,303	287,593	Pool # 2002-MW1, 4.929%, 07/12/2034 (e)	52,062	234,277	286,339
77,737	306,089	383,826	Pool # 2006-3, 4.711%, 07/12/2046	76,614	301,667	378,281
			Morgan Stanley Capital I
74,285	310,009	384,294	Pool # 2003-IQ4, 3.270%, 05/15/2040	71,273	297,441	368,714
			Nomura Asset Acceptance Corp.
15,940	66,750	82,690	Pool # 2005-AP3, 5.211%, 08/25/2035 (c)(e)	15,944	66,767	82,711
			Wachovia Bank Commercial Mortgage Trust

24

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value
106,624	447,160	553,784	Pool # 2003-C5, 2.986%, 06/15/2035	99,999	419,377	519,376
126,950	489,666	616,616	Pool # 2003-C7, 4.241%, 10/15/2035 (Acquired 09/26/2006, Cost $601,851) (a)	123,472	476,251	599,723
			Wells Fargo Mortgage Backed Securities Trust
221,933	1,001,404	1,223,337	Pool # 2006-3, 5.500%, 03/25/2036	221,207	998,128	1,219,335
			Total Mortgage Backed Securities	12,383,274	47,869,997	60,253,271
			(Cost $60,563,493)

			SUPRANATIONAL ISSUE 0.3%
			European Investment Bank
65,000	290,000	355,000	4.875%, 02/15/2036 (b)	61,334	273,646	334,980
			Total Supranational Issue	61,334	273,646	334,980
			(Cost $352,085)

			U.S. GOVERNMENT AGENCY ISSUE 0.7%
725,000		725,000	5.125%, 04/16/2008	724,749		724,749
			Total U.S. Government Agency Issue	724,749		724,749
			(Cost $725,556)

			U.S. TREASURY OBLIGATIONS 29.1%
			U.S. Treasury Bonds 7.4%
1,695,000	5,910,000	7,605,000	5.250%, 02/15/2029	1,777,631	6,198,112	7,975,743
35,000	135,000	170,000	4.500%, 02/15/2036	33,283	128,377	161,660
				1,810,914	6,326,489	8,137,403
			U.S. Treasury Notes 20.7%
980,000	1,655,000	2,635,000	4.875%, 10/31/2008	980,460	1,655,776	2,636,236
615,000	2,275,000	2,890,000	4.750%, 12/31/2008	614,279	2,272,334	2,886,613
1,590,000	5,945,000	7,535,000	4.500%, 11/30/2011	1,575,839	5,892,054	7,467,893
2,170,000	7,610,000	9,780,000	4.875%, 08/15/2016	2,195,938	7,700,962	9,896,900
				5,366,516	17,521,126	22,887,642

			U.S. Treasury Inflation Index Notes 1.0%
127,109	462,840	589,949	2.375%, 04/15/2011	126,602	460,996	587,598
124,928	454,900	579,828	2.500%, 07/15/2016	125,874	458,347	584,221
				252,476	919,343	1,171,819
			Total U.S. Treasury Obligations	7,429,906	24,766,958	32,196,864
			(Cost $32,520,226)

			REPURCHASE AGREEMENT 1.2%

Agreement with UMB Bank, N.A., 4.98%, dated 12/29/2006, to be repurchased at $1,275,706 on 1/2/2007, collateralized by two U.S. Government Agency Obligations maturing 1/15/2008 & 4/10/2008, with an aggregate market value of $1,300,792.

1,275,000		1,275,000		1,275,000		1,275,000

			Total Repurchase Agreement	1,275,000		1,275,000
			(Cost $1,275,000)

			SHORT TERM INVESTMENTS 0.6%
			Variable Rate Demand Notes (f) 0.6%
	618,701	618,701	American Family Financial Services Inc., 12/31/2031, 4.595% (e)		618,701	618,701

25

Principal Amount				Value
Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined		Columbus Core Fund	Frontegra Investment Grade Bond Fund	Frontegra Columbus Core Fund Pro Forma Combined Value
	90,000	90,000	Wisconsin Corporate Central Credit Union, 12/31/2031, 4.869% (e)		90,000	90,000
					708,701	708,701
			Money Market 0.0%
587		587	UMB Bank Money Market Fiduciary	587		587

			Total Short Term Investments	587	708,701	709,288
			(Cost $709,288)

			Total Investments 113.1%	28,206,058	96,765,791	124,971,849
			(Cost $125,829,459)

			Liabilities in Excess of Other Assets (13.1)%	(4,436,824)	(10,044,553)	(14,481,377)

			TOTAL NET ASSETS 100.0%	$23,769,234	$86,721,238	$110,490,472

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of these securities amounted to $6,078,530 (5.5% of net assets) at December 31, 2006.

(b)

U.S.-dollar denominated security of foreign issuer.

(c)

Adjustable Rate.

(d)

When-issued security.

(e)

Security marked as segregated to cover when-issued security.

(f)

Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates.  The rates listed are as of December 31, 2006.

The accompanying notes are an integral part of these financial statements..

26

Notes to Combined Pro Forma Financial Statements of

Columbus Core Plus Fund and Frontegra Total Return Bond Fund

Columbus Core Fund and Frontegra Investment Grade Bond Fund

December 31, 2006

(Unaudited)

1.

Basis of Combination

The Columbus Core Plus Fund (the “Core Plus Fund”) and the Columbus Core Fund (the “Core Fund”) (collectively, the “Columbus Funds”) are each separate, diversified series of Columbus Funds, Inc. (“CFI”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Frontegra Total Return Bond Fund (the “Total Return Bond Fund”) and the Frontegra Investment Grade Bond Fund (the “Investment Grade Bond Fund”) (collectively, the “Frontegra Funds”) are each separate, diversified series of Frontegra Funds, Inc. (“FFI”), which is registered as an open-end management investment company under the 1940 Act.

The pro forma combined Statement of Assets and Liabilities and Schedule of Investments reflect the accounts of the Core Plus Fund and Total Return Bond Fund as if the proposed reorganization occurred as of and for the year ended December 31, 2006.  The pro forma combined Statement of Assets and Liabilities and Schedule of Investments reflect the accounts of the Core Fund and Investment Grade Bond Fund as if the proposed reorganization occurred as of and for the year ended December 31, 2006.  These statements have been derived from books and records utilized in calculating daily net asset value at December 31, 2006.  The pro forma Statement of Operations reflect the accounts of the Core Plus Fund and the Total Return Bond Fund as if the proposed reorganization occurred as of and for the year ended June 30, 2006 and also as if the proposed reorganization occurred as of and for the six months ended December 31, 2006.  The pro forma Statement of Operations reflect the accounts of the Core Fund and the Investment Grade Bond Fund as if the proposed reorganization occurred as of and for the year ended June 30, 2006 and also as if the proposed reorganization occurred as of and for the six months ended December 31, 2006.  The Total Return Bond Fund will be the accounting survivor of the reorganization between the Core Plus Fund and Total Return Bond Fund, and will change its name to the Frontegra Columbus Core Plus Fund.  The Investment Grade Bond Fund will be the accounting survivor of the reorganization between the Core Fund and Investment Grade Bond Fund, and will change its name to the Frontegra Columbus Core Fund.

The reorganization of the Core Plus Fund involves the transfer of all of the assets and liabilities of the Core Plus Fund to the Total Return Bond Fund in exchange for shares of common stock of the Total Return Bond Fund, and the pro rata distribution of such shares of the Total Return Bond Fund to the shareholders of the Core Plus Fund, as provided in the Agreement and Plan of Reorganization.  The reorganization of the Core Fund involves the transfer of all of the assets and liabilities of the Core Fund to the Investment Grade Bond Fund in exchange for shares of common stock of the Investment Grade Bond Fund, and the pro rata distribution of such shares of the Investment Grade Bond Fund to the shareholders of the Core Fund, as provided in the Agreement and Plan of Reorganization.  Both reorganizations are intended to qualify as tax-free reorganizations so that shareholders of the Core Plus Fund and the Core Fund will not recognize any gain or loss through the exchange of shares in the reorganizations.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.  These policies are in conformity with U.S. generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

Securities are stated at value.  Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  Securities (other than short-term investments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded.  Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange.  In certain countries market maker prices, usually the mean between the bid and ask prices, are used.  In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.  Securities maturing within 60 days or less when purchased are valued by the amortized cost method.  Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams pursuant to guidelines established by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements

27

issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

b) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income tax.  Therefore, no federal income tax provision has been provided.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority.  A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds’ financial statements.

c) Other

Investment transactions are accounted for on the trade date.  The Funds determine the gain or loss from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds.  Interest income is recognized on an accrual basis.  All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Frontegra Asset Management, Inc. (the “Adviser” or “FAM”) will continue to serve as the Frontegra Funds’ investment adviser after the reorganization.  Reams Asset Management Company, LLC (the “Sub-Adviser” or “Reams”) will continue to serve as the Frontegra Funds’ sub-adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will continue to serve as the administrator, transfer agent and fund accountant to the Frontegra Funds after the reorganization.  U.S. Bank, N.A. will continue to serve as the custodian to the Frontegra Funds after the reorganization.

4. Fees

Each of the Funds has entered into an agreement with its investment adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:

Currently, the Total Return Bond Fund pays FAM a monthly fee at the annual rate of 0.40% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization.  Pursuant to an expense cap agreement, FAM agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.20% of the Fund’s average daily net assets.  This expense cap agreement will continue in effect until October 31, 2007.  Effective November 1, 2007, the expense cap will increase from 0.20% of the Fund’s average daily net assets to 0.35% of the Fund’s average daily net assets. This expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by FAM or the Fund prior to any such renewal.

Currently, the Core Plus Fund pays Reams a monthly fee at the annual rate of 0.35% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement, Reams agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.20% of the Fund’s average net assets.  This expense cap agreement will continue in effect until January 31, 2008 with successive renewal terms of one year unless terminated by Reams or the Fund prior to any such renewal.

Currently, the Investment Grade Bond Fund pays FAM a monthly fee at the annual rate of 0.42% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization.  Pursuant to an expense cap agreement, FAM agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.20% of the Fund’s average daily net assets.  This expense cap agreement will continue in effect until October 31, 2007.  Effective November 1, 2007, the expense cap will increase from 0.20% of the Fund’s average daily net assets to 0.35% of the Fund’s average

28

daily net assets.  This expense cap agreement will continue in effect until October 31, 2008 with successive renewal terms of one year unless terminated by FAM or the Fund prior to any such renewal.

Currently, the Core Fund pays Reams a monthly fee at the annual rate of 0.35% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement, Reams agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed 0.20% of the Fund’s average net assets.  This expense cap agreement will continue in effect until January 31, 2008 with successive renewal terms of one year unless terminated by Reams or the Fund prior to any such renewal.

5. Capital Shares

The pro forma net asset values per share assume that the issuance of Total Return Bond Fund shares to the Core Plus Fund and that the issuance of Investment Grade Bond Fund shares to the Core Fund would have occurred at December 31, 2006 in connection with the proposed reorganizations.  The pro forma number of shares outstanding consists of the following:

	Shares Outstanding at December 31, 2006	Additional Shares issued in the Reorganization	Pro Forma Shares at December 31, 2006
Total Return Bond Fund	9,706,933	4,405,517	14,112,450
Investment Grade Bond Fund	8,513,025	2,330,005	10,843,030

6. Merger Costs

All costs associated with the reorganization will be paid by FAM and Reams.

29

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article VI of Registrant’s By Laws provides as follows:

“ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 16.

Exhibits

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(1)(a)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(1)(b)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 26, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12

(1)(c)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 30, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(1)(d)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(1)(e)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(1)(f)	Articles of Amendment dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(1)(g)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20

(1)(h)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006		X

(2)	Registrant’s By Laws	Filed July 1, 1996, Form N-1A

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization		X (as Appendix A to Part A)

(5)(a)	Article V, VI and VII of Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A

(5)(b)	Article II of Registrant’s Bylaws	Filed July 1, 1996, Form N-1A

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(6)(a)	Investment Advisory Agreement dated October 30, 1996	Filed October 11, 1996, Post-Effective Amendment No. 1

(6)(b)	Exhibit A dated as of June 10, 2004 to the Investment Advisory Agreement	Filed June 25, 2004, Post-Effective Amendment No. 20

(6)(c)	Exhibit B dated as of October 30, 1996 to the Investment Advisory Agreement	Filed October 11, 1996, Post-Effective Amendment No. 1

(6)(d)	Exhibit C dated as of October 28, 2003 to the Investment Advisory Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

(6)(e)	Exhibit D dated as of August 19, 2002 to the Investment Advisory Agreement	Filed August 29, 2002, Post-Effective Amendment No. 15

(6)(f)	Exhibit E dated as of January 31, 2001 to the Investment Advisory Agreement	Filed January 31, 2001, Post-Effective Amendment No. 12

(6)(g)	Exhibit F dated as of August 22, 2005 to the Investment Advisory Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(6)(h)	Amended and Restated Subadvisory Agreement between Frontegra and Reams dated August 2, 1999, as amended May 8, 2000 and May 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(6)(i)	Amendment to Subadvisory Agreement between Frontegra and Reams	Filed October 27, 2004, Post-Effective Amendment No. 21

(6)(j)	Subadvisory Agreement between Frontegra and IronBridge dated as of August 30, 2002, as amended	Filed June 25, 2004, Post-Effective Amendment No. 20

(6)(k)	Subadvisory Agreement between Frontegra and New Star dated October 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

(6)(l)	Form of Amendment to Subadvisory Agreement between Frontegra and New Star	Filed October 28, 2005, Post-Effective Amendment No. 24

(6)(m)	Subadvisory Agreement between Frontegra and Netols dated August 31, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23

(6)(n)	Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.	Filed August 26, 2005, Post-Effective Amendment No. 23

(6)(o)	Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.	Filed October 27, 2006, Post-Effective Amendment No. 25

(6)(p)	Form of Amended and Restated Expense Cap/Reimbursement Agreement between Frontegra and Frontegra Funds, Inc.		X

(7)	Not applicable

(8)	Not applicable

(9)	Form of Custody Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18

(10)	Not applicable

2

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant.		*

(12)	Form of Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters.		*

(13)(a)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(13)(b)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(13)(c)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8

(13)(d)	Exhibit A to Transfer Agent Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(13)(e)	Exhibit A to Fund Accounting Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(13)(f)	Exhibit A to Fund Administration Servicing Agreement	Filed August 26, 2005, Post-Effective Amendment No. 23

(13)(g)	Amendment to Fund Administration Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(13)(h)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(13)(i)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15

(13)(j)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(13)(k)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18

(14)(a)	Consent of Ernst & Young LLP		X

(14)(b)	Consent of Deloitte & Touche LLP		X

(15)	Not Applicable

(16)	Powers of Attorney	Incorporated by reference to the signature page of this Registration Statement

(17)(a)	Form of Proxy		X

(17)(b)	Registrant’s combined prospectus dated October 31, 2006	Filed October 27, 2006, Post-Effective Amendment No. 25

(17)(c)	Registrant’s combined statement of additional information dated October 31, 2006	Filed October 27, 2006, Post-Effective Amendment No. 25

3

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(17)(d)	Registrant’s supplement to the October 31, 2006 statement of additional information	Filed November 28, 2006 pursuant to Rule 497(e)

(17)(e)	CFI’s combined statement of additional information of CFI dated January 26, 2007	Filed January 26, 2007, Post-Effective Amendment No. 4

(17)(f)	Registrant’s Annual Report to shareholders for the fiscal year ended June 30, 2006	Filed September 6, 2006 on Form N-CSR

(17)(g)	CFI’s Annual Report to shareholders for the fiscal year ended September 30, 2006	Filed December 8, 2006 on Form N-CSR

(17)(h)	Registrant’s Semi-Annual Report to shareholders for the six months ended December 31, 2006	Filed March 8, 2007 on Form N-CSR

(17)(i)	CFI’s Semi-Annual Report to shareholders for the six months ended March 31, 2007		*

*To be filed by pre-effective amendment.

Item 17.

Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

4

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Northbrook and State of Illinois on the 9th day of May, 2007.

FRONTEGRA FUNDS, INC. (Registrant)

By:/s/ William D. Forsyth III

William D. Forsyth III

Co-President

POWER OF ATTORNEY

Each person whose signature appears below appoints William D. Forsyth III and Thomas J. Holmberg, Jr. and each of them (with full power of each of them to act alone) as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution for him and on his behalf, and in his name, place and stead, in any and all capacities, to sign any and all amendments or post-effective amendments to this Registration Statement, and to file the same, with all exhibits thereto, and all documents in connection therewith, with the Securities and Exchange Commission, granting unto each said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the foregoing, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that each said attorney-in-fact and agent, or his substitute, may lawfully do or cause to be done by virtue hereof.

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ William D. Forsyth III William D. Forsyth III	Co-President, Treasurer and a Director (principal executive officer and principal financial and accounting officer)	May 9, 2007
/s/ David L. Heald David L. Heald	Director	May 14, 2007
/s/ James M. Snyder James M. Snyder	Director	May 11, 2007